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 U.S. GLOBAL INVESTORS FUNDS

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 ANNUAL REPORT
 JUNE 30, 2000
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      U.S. GLOBAL INVESTORS FUNDS

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      ANNUAL REPORT
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      JUNE 30, 2000


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      TABLE OF CONTENTS
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      LETTER TO SHAREHOLDERS ...............................   1

      MANAGEMENT TEAMS' PERSPECTIVES .......................   5

      PORTFOLIOS OF INVESTMENTS ............................  38

      STATEMENTS OF ASSETS AND LIABILITIES .................  80

      STATEMENTS OF OPERATIONS .............................  84

      STATEMENTS OF CHANGES IN NET ASSETS ..................  88

      NOTES TO FINANCIAL STATEMENTS ........................  96

      FINANCIAL HIGHLIGHTS ................................. 104

      REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS ............. 115

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P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 210*308*1217
www.usfunds.com

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Dear Shareholder:

Looking back over historic events of the past 12     [GRAPHIC:Photo of
months--encompassing everything from the dawning      Frank E. Holmes}
of a new millennium, to the peaceful transfers of power in Mexico and Russia, to China's thaw in relations with the West, to unlocking the key to the genetic code with new developments in human genome research--we embrace the good in our world and seek solutions to the challenges.

ECONOMIC CYCLES ARE NATURAL

We have observed and tracked all these developments, relating them to the effects they may have as their consequences ripple through society. Our observations seem to confirm that, while our progression as a civilization is moving forward, there is also a natural cyclical rhythm. This accounts for the up-and-down cycles we experience in everything from the climate to the economy.

LOOK FOR BARGAINS AHEAD

After nine years of unprecedented continuous economic growth, we seem to be in a period of prolonged market corrections. The markets' recurring conflicting information--one day key indexes are up slightly, the next day they're down again--highlights the ongoing need to diversify, invest regularly and stay invested for the long haul. Savvy investors recognize that economic cycles are natural and will always be with us. A booming economy cannot, and should not, go unchecked forever, and we foresee a soft economic landing for the U.S. markets in the coming six to nine months. We also anticipate the possibility of bargains to be had in the market and an abundance of investing opportunities for those who understand the cyclical nature of the economy.

For 2001, investors can anticipate probable belt-tightening, accompanied by opportunities to pick up bargains in the market as uncertainty and potential change in overall political, economic and regulatory direction replace election-year exuberance. Any further moves by the Federal Reserve's Federal Open Market Committee (FOMC) to tighten its grip on the economy through interest rate hikes would also contribute to investor hesitancy and shifts from aggressive to more conservative equities.

For this reason, we expect market volatility to continue against a backdrop of ongoing technological innovation and somewhat subdued economic growth. The same forces that are shaping our future are also creating ripples of volatility in the stock market. We seem to be in a period of faster and more volatile sector rotation, which is confusing for investors who are saving for their long-term retirement programs yet making poor decisions driven by an emotional reaction to the latest market events.

DIVERSITY OF INVESTMENTS IS KEY

Diversification and asset allocation should be key considerations for investors. We suggest investors focus on the long term and select funds that invest in high quality companies that have the strategic advantages of size, technology, seasoned and skilled management and global experience. With those disciplines in mind, our All American Equity(1) and Equity

                                                                               1

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Income Funds are positioned to capture diversification by industry while seeking out promising stock opportunities. The All American Equity Fund looks to invest in the best of the biggest--blue chip stocks that exhibit strong growth in revenues and earnings. The Equity Income Fund uses a contrarian value investment strategy to locate financially sound but undervalued income-producing companies
in  out-of-favor  and  undervalued   sectors,   including   petroleum  refining,
commercial banking and radio/television broadcasting.

In addition, our All American Equity, Equity Income, Global Resources(2) and Gold Shares(2) and World Gold(2) Funds are changing to accommodate the new pace and volume of volatility, and the focus is shifting toward more earnings-driven and cash-flow performance. In particular, the All American Equity Fund now uses models based on earnings growth and has shifted its focus to high technology and energy-related stocks; however, any significant change in sector earnings would lead to a change in the fund's investments. The Global Resources Fund, in contrast, is focused on companies with strong and growing cash flow models.

The recent performance of several key industry sectors, including paper and forest products and aluminum, bodes well for the Global Resources Fund. The fund is positioned to follow a value investing strategy, seeking financially sound but under-appreciated stocks in industries including oil, electric services, base metals, minerals, chemicals and precious metals. The June 21 meeting of the Organization of Petroleum Exporting Countries (OPEC) led to an agreement to increase crude oil supply by only 708,000 barrels. As a result, the dynamics for the energy sector remain robust. Because additional production capacity is low, any increase in demand should be met by higher prices.

Merger activity was the theme in the gold equity markets, combining to achieve substantial gold reserves--the key valuation measure of a gold company should a rally occur. The market and our Gold Shares and World Gold Funds viewed both mergers as positive, not only for the companies concerned but for the precious metals sector as a whole.

INTERNATIONAL MARKETS BLOOMING

Developments within the United States' political climate in the past year are playing a significant role in the Far East and, particularly, in China. We believe these changes, the most significant of which is the passage of legislation in the U.S. House of Representatives to allow China's membership in the World Trade Organization (WTO) and pending approval by the Senate, will have a profound effect on the economy of the China and Southeast Asia Region.

Our analysts, including Dr. Michael Ingraham and Dr. Jerry Lu, have been to China and Hong Kong several times this year, while Rahim Kassim-Lakha traveled to Malaysia and Singapore to gauge investment risks and opportunities and build investment relationships. They found that the Chinese are privatizing manufacturing operations with newfound entrepreneurial eagerness, and other countries in the Southeast Asia region are reaching across borders to cooperate on attracting new capital.

2

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I have also  joined the search for  investment  opportunities  abroad this year, including trips to Central Europe, Hong Kong and mainland China, in an effort to pick up on emerging trends and attend investment conferences. Our China Region Opportunity Fund is well positioned and has the potential to benefit from China's WTO role and the infectious nature of an economic boom likely to spread throughout the region. Please remember that foreign and emerging market investing involves special risks such as currency fluctuation, less public disclosure as well as economic and political risks.

Other favorable developments include the German government's recent move to lower corporate taxes to 25 percent--making an immediate $25 billion contribution to its economy--with rippling effects spreading across Eastern Europe. Additionally, Deutsche Telekom, Germany's biggest telecommunications company, has made a bold bid for American communications company VoiceStream Wireless. In a case of global irony, VoiceStream Wireless lists among its significant shareholders the Hong Kong billionaire Li Ka-shing, whose family-owned industrial conglomerate Hutchison Whampoa--representing approximately 6 percent of the China Region Opportunity Fund's net assets as of June 30, 2000--should make more than $10 billion with the takeover.

SAFE HAVEN FEATURES OF MONEY MARKETS

Because the roller-coaster ride of market volatility has been particularly hair-raising in 2000, liquidity and safety of principal are uppermost in the minds of many shareholders. The U.S. Government Securities Savings Fund(3) provides a safe, yet easily accessible, haven for your savings dollars. The companion U.S. Treasury Securities Cash Fund(3) provides a vehicle for instant liquidity with no limit on the amount or number of withdrawals using our free check writing feature.

Another smart diversification strategy for up-and-down markets is an investment in a tax-free fund. Our Near-Term Tax Free Fund(4) is rated five stars by Morningstar out of 1,688, 1,688 and 1,447 municipal bond funds for the overall, 3- and 5-year periods ended June 30, 2000, respectively.(5)

AUTOMATIC INVESTING PLAN ELIMINATES GUESSWORK

To avoid  the  natural  tendency  to sit on the  sidelines  when the  market  is dropping and rush in when prices are peaking, we suggest you establish an automatic investing plan, such as our ABC Investment Plan(R). The ABC Investment Plan(R) uses dollar-cost averaging to build a position in a fund or funds over time, taking advantage of fluctuations in prices by investing a set amount on a regular basis.(6) While no investment plan can guarantee a profit or protect against loss in a declining market, analysts agree that automatic investing assures that you won't be sitting out a bull market or missing the opportunity to benefit from the dips.

Recent exciting news from Washington, D.C. indicates a desire on the part of many Congressional leaders to encourage more retirement savings on the part of employees and employers. We know that many people are not taking advantage of the opportunities to invest fully today for their retirement.

                                                                               3

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So, max out your 401(k),  403(b),  SIMPLE Individual Retirement Account (IRA) or
other workplace savings program. And, if you cannot participate in a plan at work, by all means, open a traditional, Roth or spousal IRA now. The benefits of compounding can be put to work for your investment immediately. To estimate how much you will need for your retirement, please visit the online retirement planning section of our website at www.usfunds.com.

Sincerely,

/s/ Frank Holmes

Frank Holmes
Chairman & CEO


For more complete information on any of our funds including charges and ongoing expenses, obtain a prospectus by calling 1-800-US-FUNDS (1-800-873-8637) or by visiting our website at www.usfunds.com. Read it carefully before you invest or send money.

(1) The adviser for the All American Equity Fund has guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 1.00% through June 30, 2001.

(2) Foreign and emerging market investing involves special risks such as currency fluctuation, less public disclosure, as well as economic and political risks. The price of gold is subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies. Investing in a single sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund. We suggest investing no more than 3% - 5% of your portfolio in gold or gold stocks.

(3) An  investment  in the  U.S.  Treasury  Securities  Cash  Fund  or the  U.S.
    Government Securities Savings Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The adviser for the U.S. Government Securities Savings Fund has guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 0.40% through June 30, 2001.

(4) The adviser for the Near Term Tax-Free Fund has guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 0.70% through June 30, 2001. Tax-exempt income may subject certain investors to the alternative minimum tax.

(5) Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Overall ratings are calculated from a fund's 3-, 5- and 10-year (when available) average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10 percent of the funds in an investment category receive 5 stars.

(6) A program of regular investing doesn't assure a profit or protect against loss in a declining market. You should evaluate your ability to continue in such a program in view of the possibility that you may have to redeem fund shares in periods of declining share prices as well as in periods of rising prices.

4

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MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund seeks to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The U.S. Government Securities Savings Fund seeks to achieve a consistently high yield with safety of principal.

PERFORMANCE


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    U.S. TREASURY SECURITIES CASH FUND                  As of June 30, 2000
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    7-Day Yield                                                       5.69%
    7-Day Effective Yield                                             5.85%
    Weighted Average Days to Maturity                                   42


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    U.S. GOVERNMENT SECURITIES SAVINGS FUND             As of June 30, 2000
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    7-Day Yield                                                       6.06%
    7-Day Effective Yield                                             6.24%
    Weighted Average Days to Maturity                                   60

THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUNDS

The Federal Reserve (Fed), increased interest rates six times for a total of 175 basis points in the past year. Record unemployment levels and speculation that productivity gains would not be enough to offset wage increases have led the Fed to conclude that wages would drive inflation higher. Oil prices were $32 a barrel at the end of the period, up from $19 a barrel a year ago. This has had a major impact on the economy, as rising energy prices are pushing inflation higher while higher gas prices are affecting the consumer's purchasing power. After accelerating in the later part of 1999 due to Y2K concerns, money supply has decelerated significantly, which is putting some pressure on the stock market. With a strong correlation to the stock market, retail spending slowed significantly in the second quarter of 2000. There is evidence that the rate hikes are taking their toll, as the economy appears to be slowing. In addition to weak retail sales, the housing sector is slowing with mortgage rates above 8 percent, and auto sales have also slowed dramatically.

                                                                               5

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Stronger economic growth continues in Japan,  Europe and the Pacific Rim region.
Around the world, central banks are raising interest rates in an attempt to thwart inflation. This could lead to rising prices as demand increases.

INVESTMENT HIGHLIGHTS

The funds performed well in this rising rate environment, and yields followed the Fed rate increases in lockstep. In particular, the U.S. Government Securities Savings Fund had significant exposure to floating rate securities, which benefited directly from rising rates. The fund increased its yield from
4.60 percent on June 30, 1999, to 6.06 percent on June 30, 2000.

CURRENT OUTLOOK

The economy appears to be slowing, indicating that the Fed is close to ending this cycle of interest rate increases. The inflation concerns that surfaced seem to be subsiding as general economic weakness becomes more evident, as seen in slowing retail sales, slowing gross domestic product, and a weak stock market. We still believe that the Fed is likely to raise interest rates one more time before year end to cap, and stay vigilant against, inflation.

6

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MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Tax Free and Near-Term Tax Free Funds seek to provide a high level of current income that is exempt from federal income taxation and to preserve capital. The Near-Term Tax Free Fund will maintain a weighted average maturity of less than five years, while the Tax Free Fund will generally maintain a longer weighted average maturity.

PERFORMANCE

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      [GRAPHIC: Linear graph plotted from data in table shown below]

                                      NEAR-TERM          LEHMAN 3-YEAR
                                    TAX FREE FUND     MUNICIPAL BOND INDEX
                                    -------------     --------------------
     12/04/90 ..................    $   10,000.00
     12/31/90 ..................    $   10,010.00         $   10,000.00
     01/31/91 ..................    $   10,040.00         $   10,126.64
     02/28/91 ..................    $    9,989.90         $   10,217.90
     03/28/91 ..................    $    9,969.78         $   10,222.55
     04/30/91 ..................    $   10,151.78         $   10,322.19
     05/31/91 ..................    $   10,233.24         $   10,388.30
     06/28/91 ..................    $   10,151.46         $   10,397.62
     07/31/91 ..................    $   10,315.85         $   10,480.49
     08/30/91 ..................    $   10,491.22         $   10,584.78
     09/30/91 ..................    $   10,615.75         $   10,673.25
     10/31/91 ..................    $   10,751.31         $   10,749.60
     11/29/91 ..................    $   10,740.83         $   10,812.93
     12/31/91 ..................    $   10,983.03         $   11,028.96
     01/31/92 ..................    $   10,961.83         $   11,076.45
     02/28/92 ..................    $   10,951.16         $   11,080.17
     03/31/92 ..................    $   10,951.16         $   11,055.03
     04/30/92 ..................    $   11,037.31         $   11,138.84
     05/29/92 ..................    $   11,199.62         $   11,231.96
     06/30/92 ..................    $   11,395.34         $   11,368.84
     07/31/92 ..................    $   11,778.10         $   11,590.46
     08/31/92 ..................    $   11,503.43         $   11,538.32
     09/30/92 ..................    $   11,558.63         $   11,632.37
     10/30/92 ..................    $   11,248.03         $   11,586.74
     11/30/92 ..................    $   11,560.17         $   11,667.75
     12/31/92 ..................    $   11,705.65         $   11,738.52
     01/29/93 ..................    $   11,829.46         $   11,826.99
     02/26/93 ..................    $   12,338.37         $   12,011.36
     03/31/93 ..................    $   12,156.59         $   11,975.98
     04/30/93 ..................    $   12,282.15         $   12,045.81
     05/28/93 ..................    $   12,270.69         $   12,077.47
     06/30/93 ..................    $   12,431.99         $   12,155.69
     07/30/93 ..................    $   12,466.72         $   12,161.28
     08/31/93 ..................    $   12,594.40         $   12,274.89
     09/30/93 ..................    $   12,687.52         $   12,328.89
     10/29/93 ..................    $   12,722.60         $   12,354.97
     11/30/93 ..................    $   12,687.39         $   12,338.21
     12/31/93 ..................    $   12,852.47         $   12,468.57
     01/31/94 ..................    $   12,936.08         $   12,569.14
     02/28/94 ..................    $   12,804.33         $   12,451.81
     03/31/94 ..................    $   12,599.94         $   12,301.89
     04/29/94 ..................    $   12,624.07         $   12,374.52
     05/31/94 ..................    $   12,672.54         $   12,432.26
     06/30/94 ..................    $   12,684.70         $   12,435.98
     07/29/94 ..................    $   12,794.57         $   12,539.34
     08/31/94 ..................    $   12,831.31         $   12,584.04
     09/30/94 ..................    $   12,819.01         $   12,552.38
     10/31/94 ..................    $   12,794.36         $   12,521.65
     11/30/94 ..................    $   12,757.28         $   12,499.30
     12/30/94 ..................    $   12,844.15         $   12,553.31
     01/31/95 ..................    $   12,931.27         $   12,657.60
     02/28/95 ..................    $   13,006.16         $   12,790.76
     03/31/95 ..................    $   13,093.87         $   12,905.30
     04/28/95 ..................    $   13,131.60         $   12,949.06
     05/31/95 ..................    $   13,270.50         $   13,147.41
     06/30/95 ..................    $   13,321.19         $   13,179.07
     07/31/95 ..................    $   13,397.53         $   13,317.81
     08/31/95 ..................    $   13,461.33         $   13,422.11
     09/29/95 ..................    $   13,499.76         $   13,460.29
     10/31/95 ..................    $   13,551.18         $   13,524.54
     11/30/95 ..................    $   13,641.53         $   13,611.14
     12/29/95 ..................    $   13,680.39         $   13,667.01
     01/31/96 ..................    $   13,784.62         $   13,774.09
     02/29/96 ..................    $   13,784.62         $   13,776.89
     03/29/96 ..................    $   13,719.04         $   13,743.37
     04/30/96 ..................    $   13,719.04         $   13,760.13
     05/31/96 ..................    $   13,732.25         $   13,772.23
     06/28/96 ..................    $   13,811.78         $   13,854.18
     07/31/96 ..................    $   13,891.61         $   13,931.46
     08/30/96 ..................    $   13,931.69         $   13,951.95
     09/30/96 ..................    $   14,025.55         $   14,036.69
     10/31/96 ..................    $   14,119.77         $   14,134.46
     11/29/96 ..................    $   14,268.40         $   14,266.69
     12/31/96 ..................    $   14,268.40         $   14,273.21
     01/31/97 ..................    $   14,322.91         $   14,335.60
     02/28/97 ..................    $   14,402.25         $   14,405.44
     03/31/97 ..................    $   14,306.15         $   14,330.94
     04/30/97 ..................    $   14,376.44         $   14,392.40
     05/30/97 ..................    $   14,510.65         $   14,509.73
     06/30/97 ..................    $   14,620.35         $   14,595.40
     07/31/97 ..................    $   14,864.26         $   14,768.60
     08/29/97 ..................    $   14,787.35         $   14,739.73
     09/30/97 ..................    $   14,926.24         $   14,844.96
     10/31/97 ..................    $   14,991.02         $   14,911.07
     11/28/97 ..................    $   15,039.06         $   14,953.91
     12/31/97 ..................    $   15,196.39         $   15,055.40
     01/30/98 ..................    $   15,318.76         $   15,155.04
     02/27/98 ..................    $   15,311.62         $   15,186.70
     03/31/98 ..................    $   15,305.89         $   15,210.91
     04/30/98 ..................    $   15,285.77         $   15,190.43
     05/29/98 ..................    $   15,451.61         $   15,331.04
     06/30/98 ..................    $   15,500.80         $   15,382.25
     07/31/98 ..................    $   15,547.42         $   15,438.12
     08/31/98 ..................    $   15,722.93         $   15,588.04
     09/30/98 ..................    $   15,875.61         $   15,686.75
     10/30/98 ..................    $   15,868.25         $   15,763.11
     11/30/98 ..................    $   15,891.87         $   15,801.29
     12/31/98 ..................    $   15,900.76         $   15,839.46
     01/29/99 ..................    $   16,040.44         $   15,982.87
     02/26/99 ..................    $   16,001.68         $   16,000.56
     03/31/99 ..................    $   16,015.14         $   16,014.53
     04/30/99 ..................    $   16,066.18         $   16,063.88
     05/28/99 ..................    $   16,021.00         $   16,040.60
     06/30/99 ..................    $   15,865.48         $   15,944.69
     07/30/99 ..................    $   15,941.24         $   16,023.84
     08/31/99 ..................    $   15,892.57         $   16,043.39
     09/30/99 ..................    $   15,936.84         $   16,103.92
     10/29/99 ..................    $   15,907.75         $   16,105.78
     11/30/99 ..................    $   15,996.81         $   16,176.55
     12/31/99 ..................    $   15,964.45         $   16,150.48
     01/31/00 ..................    $   15,944.34         $   16,179.35
     02/29/00 ..................    $   15,997.12         $   16,230.56
     03/31/00 ..................    $   16,131.08         $   16,314.37
     04/28/00 ..................    $   16,088.88         $   16,316.23
     05/31/00 ..................    $   16,071.63         $   16,332.99
     06/30/00 ..................    $   16,285.71         $   16,539.71

    -----------------------------------------------------------------------
    AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                              June 30, 2000
    -----------------------------------------------------------------------
                                             INCEPTION  FIVE YEAR  ONE YEAR
                                             ---------  ---------  --------
    Near-Term Tax Free Fund
     (Inception 12/4/90)                       5.22%      4.10%     2.65%
    Lehman 3-Year  Municipal Bond Index        5.44%      4.65%     3.73%

    Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. Lehman Brothers Bond Indexes include fixed-rate debt issues rated investment grade or higher by Moody's Investment Service, Standard & Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indexes include bonds with maturities of up to ten years, and long-term indexes include those with maturities of ten years or longer.

---------------------------------------------------------------------------
 TAX FREE FUNDS
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 TAX FREE FUND
---------------------------------------------------------------------------

         [GRAPHIC: Linear graph plotted from data in table shown below]

                                                         LEHMAN 10-YEAR
                                    TAX FREE FUND     MUNICIPAL BOND INDEX
                                    -------------     --------------------
     06/29/90 ..................    $   10,000.00         $   10,000.00
     07/31/90 ..................    $   10,171.02         $   10,138.84
     08/31/90 ..................    $    9,845.54         $    9,993.21
     09/28/90 ..................    $    9,909.06         $    9,995.33
     10/31/90 ..................    $   10,082.27         $   10,215.26
     11/30/90 ..................    $   10,412.23         $   10,423.73
     12/31/90 ..................    $   10,430.66         $   10,449.20
     01/31/91 ..................    $   10,560.35         $   10,621.58
     02/28/91 ..................    $   10,588.24         $   10,712.86
     03/28/91 ..................    $   10,569.58         $   10,707.34
     04/30/91 ..................    $   10,728.73         $   10,855.09
     05/31/91 ..................    $   10,794.55         $   10,937.04
     06/28/91 ..................    $   10,719.00         $   10,924.30
     07/31/91 ..................    $   10,880.12         $   11,038.51
     08/30/91 ..................    $   11,003.86         $   11,187.53
     09/30/91 ..................    $   11,118.49         $   11,359.06
     10/31/91 ..................    $   11,204.83         $   11,451.62
     11/29/91 ..................    $   11,195.19         $   11,470.73
     12/31/91 ..................    $   11,465.89         $   11,715.28
     01/31/92 ..................    $   11,436.23         $   11,739.91
     02/28/92 ..................    $   11,446.17         $   11,722.07
     03/31/92 ..................    $   11,436.19         $   11,704.24
     04/30/92 ..................    $   11,526.48         $   11,815.48
     05/29/92 ..................    $   11,677.61         $   11,953.89
     06/30/92 ..................    $   11,900.43         $   12,161.08
     07/31/92 ..................    $   12,348.35         $   12,559.76
     08/31/92 ..................    $   12,103.02         $   12,411.16
     09/30/92 ..................    $   12,144.08         $   12,514.75
     10/30/92 ..................    $   11,875.81         $   12,386.96
     11/30/92 ..................    $   12,145.48         $   12,613.25
     12/31/92 ..................    $   12,291.31         $   12,760.16
     01/29/93 ..................    $   12,385.78         $   12,974.99
     02/26/93 ..................    $   12,817.96         $   13,449.67
     03/31/93 ..................    $   12,648.61         $   13,253.51
     04/30/93 ..................    $   12,818.68         $   13,379.61
     05/28/93 ..................    $   12,861.37         $   13,426.32
     06/30/93 ..................    $   13,086.44         $   13,691.25
     07/30/93 ..................    $   13,107.97         $   13,725.64
     08/31/93 ..................    $   13,378.12         $   14,010.11
     09/30/93 ..................    $   13,540.87         $   14,182.48
     10/29/93 ..................    $   13,584.48         $   14,205.83
     11/30/93 ..................    $   13,453.02         $   14,089.50
     12/31/93 ..................    $   13,739.26         $   14,390.10
     01/31/94 ..................    $   13,885.18         $   14,566.72
     02/28/94 ..................    $   13,580.88         $   14,167.62
     03/31/94 ..................    $   13,071.17         $   13,626.71
     04/29/94 ..................    $   13,116.71         $   13,776.59
     05/31/94 ..................    $   13,242.62         $   13,886.55
     06/30/94 ..................    $   13,185.09         $   13,826.69
     07/29/94 ..................    $   13,393.27         $   14,058.93
     08/31/94 ..................    $   13,462.97         $   14,113.28
     09/30/94 ..................    $   13,299.50         $   13,923.49
     10/31/94 ..................    $   13,041.49         $   13,720.12
     11/30/94 ..................    $   12,723.40         $   13,460.71
     12/30/94 ..................    $   13,019.57         $   13,703.14
     01/31/95 ..................    $   13,378.23         $   14,058.08
     02/28/95 ..................    $   13,666.46         $   14,455.91
     03/31/95 ..................    $   13,847.39         $   14,651.21
     04/28/95 ..................    $   13,883.73         $   14,669.04
     05/31/95 ..................    $   14,236.61         $   15,134.38
     06/30/95 ..................    $   14,175.50         $   15,040.12
     07/31/95 ..................    $   14,249.14         $   15,260.90
     08/31/95 ..................    $   14,384.62         $   15,468.09
     09/29/95 ..................    $   14,483.56         $   15,567.02
     10/31/95 ..................    $   14,657.47         $   15,746.61
     11/30/95 ..................    $   14,844.58         $   15,958.05
     12/29/95 ..................    $   14,982.38         $   16,055.70
     01/31/96 ..................    $   15,070.44         $   16,218.32
     02/29/96 ..................    $   14,994.64         $   16,151.66
     03/29/96 ..................    $   14,817.04         $   15,950.83
     04/30/96 ..................    $   14,778.85         $   15,894.37
     05/31/96 ..................    $   14,791.64         $   15,849.79
     06/28/96 ..................    $   14,920.04         $   16,000.51
     07/31/96 ..................    $   15,048.88         $   16,153.78
     08/30/96 ..................    $   15,048.88         $   16,154.21
     09/30/96 ..................    $   15,230.82         $   16,320.21
     10/31/96 ..................    $   15,361.22         $   16,526.56
     11/29/96 ..................    $   15,596.94         $   16,861.12
     12/31/96 ..................    $   15,557.49         $   16,785.12
     01/31/97 ..................    $   15,610.32         $   16,851.36
     02/28/97 ..................    $   15,740.29         $   17,010.15
     03/31/97 ..................    $   15,592.48         $   16,782.15
     04/30/97 ..................    $   15,724.87         $   16,905.70
     05/30/97 ..................    $   15,923.61         $   17,145.16
     06/30/97 ..................    $   16,102.93         $   17,334.52
     07/31/97 ..................    $   16,502.46         $   17,821.51
     08/29/97 ..................    $   16,362.45         $   17,648.71
     09/30/97 ..................    $   16,541.22         $   17,872.46
     10/31/97 ..................    $   16,619.34         $   17,967.14
     11/28/97 ..................    $   16,717.02         $   18,050.36
     12/31/97 ..................    $   16,971.01         $   18,335.24
     01/30/98 ..................    $   17,119.37         $   18,538.62
     02/27/98 ..................    $   17,097.10         $   18,537.34
     03/31/98 ..................    $   17,080.34         $   18,524.60
     04/30/98 ..................    $   17,008.82         $   18,422.71
     05/29/98 ..................    $   17,284.79         $   18,736.04
     06/30/98 ..................    $   17,344.15         $   18,804.82
     07/31/98 ..................    $   17,399.60         $   18,834.97
     08/31/98 ..................    $   17,673.65         $   19,162.31
     09/30/98 ..................    $   17,882.93         $   19,447.20
     10/30/98 ..................    $   17,822.50         $   19,455.70
     11/30/98 ..................    $   17,904.83         $   19,513.86
     12/31/98 ..................    $   17,923.67         $   19,574.58
     01/29/99 ..................    $   18,133.68         $   19,874.33
     02/26/99 ..................    $   18,013.67         $   19,696.00
     03/31/99 ..................    $   18,044.50         $   19,685.82
     04/30/99 ..................    $   18,094.62         $   19,738.46
     05/28/99 ..................    $   17,934.83         $   19,600.05
     06/30/99 ..................    $   17,584.45         $   19,235.77
     07/30/99 ..................    $   17,620.22         $   19,364.84
     08/31/99 ..................    $   17,394.35         $   19,293.51
     09/30/99 ..................    $   17,388.35         $   19,358.47
     10/29/99 ..................    $   17,107.84         $   19,221.76
     11/30/99 ..................    $   17,316.77         $   19,431.92
     12/31/99 ..................    $   17,129.76         $   19,330.87
     01/31/00 ..................    $   16,956.63         $   19,251.90
     02/29/00 ..................    $   17,195.13         $   19,403.05
     03/31/00 ..................    $   17,652.43         $   19,780.50
     04/28/00 ..................    $   17,514.37         $   19,681.14
     05/31/00 ..................    $   17,369.59         $   19,564.39
     06/30/00 ..................    $   17,860.50         $   20,095.95

    -----------------------------------------------------------------------
    AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                              June 30, 2000
    -----------------------------------------------------------------------
                                              TEN YEAR  FIVE YEAR  ONE YEAR
                                              --------  ---------  --------
    Tax Free Fund                               5.97%     4.73%      1.57%
    Lehman 10-Year Municipal Bond Index         7.23%     5.97%      4.47%

    Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. Lehman Brothers Bond Indexes include fixed-rate debt issues rated investment grade or higher by Moody's Investment Service, Standard & Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indexes include bonds with maturities of up to ten years, and long-term indexes include those with maturities of ten years or longer.

THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUNDS

Yields ended the year close to where they began, but it was a volatile journey. The Federal Reserve increased interest rates by 175 basis points over the past year. That sent long-term municipal yields up approximately 100 basis points by January. Yields dropped 70 basis points by April to approximately 6 percent, only to shoot higher again by mid-May, reaching the 6.6 percent level. By the end of June, yields were back to 6 percent as the market sensed an end to the Fed's tightening cycle.

Economic weakness began to surface after the last Fed rate increase. Retail sales weakened significantly toward the end of the period after very strong readings in the fourth quarter of 1999. The housing market, auto sales, money supply and a number of other indicators pointed to a slowdown, which provided the market with a positive tone.

---------------------------------------------------------------------------
 TAX FREE FUNDS
---------------------------------------------------------------------------

Retail municipal investors drove the market over the past year. Attractive relative yields and the ability to buy 6 percent coupon bonds with relatively short maturities brought investors to the market. Municipal funds suffered from net outflows and issuers were targeting individuals more than usual. The municipal market had a flood of new issuance early in the period primarily because of Y2K concerns, only to dry up beginning in December as issuers and underwriters shied away from Y2K concerns and increased borrowing costs.

INVESTMENT HIGHLIGHTS

The municipal market favored current coupons, high quality and general obligations while neglecting healthcare bonds and low coupons that fell out of favor. In a rising interest rate environment and uncertainty surrounding Y2K, it paid to be in well-known credits with good structure. This condition persisted throughout the past year. Both funds benefited from this trend, as we were early to recognize it and implement it into the funds.

CURRENT OUTLOOK

The outlook for the second half of 2000 is more positive than in previous months. The Fed appears to be nearing the end of its tightening cycle. Inflation expectations are higher than they were a year ago, but we believe that they are under control. Economic growth is slowing and the prospects of more Fed rate increases are waning. The municipal market in particular has a very positive outlook as the supply/demand situation is favorable and the relative value to treasuries encourages more people to enter the market.

---------------------------------------------------------------------------
 TAX FREE FUNDS
---------------------------------------------------------------------------


 MUNICIPAL BOND RATINGS--BASED ON TOTAL INVESTMENTS
 --------------------------------------------------
 NEAR-TERM TAX FREE FUND
   AAA .........................................................  44.00%
   AA ..........................................................  24.56%
   A ...........................................................  17.85%
   BBB .........................................................   5.36%


 TAX FREE FUND
   AAA .........................................................  52.21%
   AA ..........................................................  29.06%
   A ...........................................................   6.57%
   BBB .........................................................   2.65%

---------------------------------------------------------------------------
 EQUITY INCOME FUND
---------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Equity Income Fund (formerly the Income Fund), seeks preservation of capital and, consistent with that objective, production of current income. Long-term capital appreciation is a secondary consideration.

PERFORMANCE

       [GRAPHIC: Linear graph plotted from data in table shown below]

                               EQUITY INCOME FUND
     --------------------------------------------------------------------
                               EQUITY          S&P/BARRA 500    S&P
                             INCOME FUND        VALUE INDEX   500 INDEX
                            -------------   -------------   -------------
     06/29/90 ........      $   10,000.00   $   10,000.00   $   10,000.00
     07/31/90 ........      $    9,918.23   $   10,001.00   $    9,968.05
     08/31/90 ........      $    9,337.69   $    9,120.92   $    9,068.14
     09/28/90 ........      $    9,321.34   $    8,698.62   $    8,627.47
     10/31/90 ........      $    9,659.55   $    8,575.10   $    8,590.99
     11/30/90 ........      $    9,799.78   $    9,160.77   $    9,145.22
     12/31/90 ........      $    9,750.29   $    9,367.81   $    9,399.72
     01/31/91 ........      $    9,733.20   $    9,810.91   $    9,808.05
     02/28/91 ........      $   10,083.56   $   10,450.58   $   10,508.61
     03/28/91 ........      $   10,040.83   $   10,545.69   $   10,762.83
     04/30/91 ........      $   10,040.83   $   10,628.98   $   10,788.42
     05/31/91 ........      $   10,143.81   $   11,135.99   $   11,252.23
     06/28/91 ........      $    9,791.96   $   10,582.52   $   10,737.12
     07/31/91 ........      $   10,025.51   $   11,002.65   $   11,237.15
     08/30/91 ........      $   10,276.36   $   11,162.19   $   11,502.60
     09/30/91 ........      $   10,544.52   $   11,045.01   $   11,310.03
     10/31/91 ........      $   10,675.23   $   11,206.25   $   11,461.75
     11/29/91 ........      $   10,718.81   $   10,580.95   $   11,001.19
     12/31/91 ........      $   11,145.82   $   11,481.39   $   12,257.23
     01/31/92 ........      $   10,784.85   $   11,481.39   $   12,029.09
     02/28/92 ........      $   11,040.17   $   11,714.46   $   12,184.82
     03/31/92 ........      $   10,855.29   $   11,530.55   $   11,948.12
     04/30/92 ........      $   11,032.37   $   12,093.22   $   12,298.55
     05/29/92 ........      $   11,439.66   $   12,127.09   $   12,358.69
     06/30/92 ........      $   11,262.58   $   12,027.65   $   12,174.89
     07/31/92 ........      $   11,814.58   $   12,461.84   $   12,671.86
     08/31/92 ........      $   11,752.26   $   12,100.44   $   12,412.99
     09/30/92 ........      $   11,805.68   $   12,233.56   $   12,558.91
     10/30/92 ........      $   11,859.42   $   12,135.20   $   12,602.01
     11/30/92 ........      $   11,832.55   $   12,463.81   $   13,029.94
     12/31/92 ........      $   12,047.52   $   12,689.79   $   13,189.79
     01/29/93 ........      $   12,152.95   $   13,040.27   $   13,299.95
     02/26/93 ........      $   12,766.35   $   13,489.52   $   13,481.16
     03/31/93 ........      $   13,178.48   $   13,862.24   $   13,765.42
     04/30/93 ........      $   13,063.13   $   13,806.24   $   13,432.70
     05/28/93 ........      $   13,245.76   $   14,063.99   $   13,791.14
     06/30/93 ........      $   13,591.81   $   14,249.91   $   13,831.39
     07/30/93 ........      $   13,765.81   $   14,426.91   $   13,775.70
     08/31/93 ........      $   14,481.17   $   14,992.16   $   14,297.24
     09/30/93 ........      $   14,374.83   $   14,986.66   $   14,187.60
     10/29/93 ........      $   14,423.33   $   15,068.07   $   14,480.88
     11/30/93 ........      $   13,734.66   $   14,798.48   $   14,342.86
     12/31/93 ........      $   14,180.84   $   15,050.40   $   14,516.27
     01/31/94 ........      $   14,523.28   $   15,752.01   $   15,009.31
     02/28/94 ........      $   13,898.83   $   15,182.16   $   14,602.30
     03/31/94 ........      $   13,083.03   $   14,557.74   $   13,966.90
     04/29/94 ........      $   13,366.35   $   14,864.36   $   14,145.84
     05/31/94 ........      $   13,093.15   $   15,110.32   $   14,377.08
     06/30/94 ........      $   12,809.84   $   14,692.43   $   14,025.26
     07/29/94 ........      $   13,237.85   $   15,189.47   $   14,485.47
     08/31/94 ........      $   13,462.05   $   15,618.88   $   15,078.00
     09/30/94 ........      $   13,186.90   $   15,068.72   $   14,709.59
     10/31/94 ........      $   13,340.59   $   15,396.73   $   15,039.58
     11/30/94 ........      $   12,797.54   $   14,772.87   $   14,492.54
     12/30/94 ........      $   12,725.82   $   14,954.30   $   14,707.23
     01/31/95 ........      $   13,015.51   $   15,359.29   $   15,088.37
     02/28/95 ........      $   13,243.13   $   15,955.38   $   15,675.81
     03/31/95 ........      $   13,305.20   $   16,395.30   $   16,137.64
     04/28/95 ........      $   13,617.29   $   16,935.08   $   16,612.48
     05/31/95 ........      $   14,085.42   $   17,688.55   $   17,275.44
     06/30/95 ........      $   13,991.79   $   17,822.84   $   17,676.00
     07/31/95 ........      $   14,232.85   $   18,436.76   $   18,261.92
     08/31/95 ........      $   14,253.81   $   18,594.24   $   18,307.50
     09/29/95 ........      $   14,735.92   $   19,240.98   $   19,079.67
     10/31/95 ........      $   14,546.33   $   18,941.37   $   19,011.51
     11/30/95 ........      $   15,009.79   $   19,934.16   $   19,845.14
     12/29/95 ........      $   15,568.04   $   20,486.65   $   20,227.40
     01/31/96 ........      $   15,848.16   $   21,099.99   $   20,915.05
     02/29/96 ........      $   15,880.48   $   21,297.81   $   21,109.63
     03/29/96 ........      $   15,912.80   $   21,796.36   $   21,312.87
     04/30/96 ........      $   16,053.82   $   22,018.26   $   21,626.80
     05/31/96 ........      $   16,064.66   $   22,350.13   $   22,183.59
     06/28/96 ........      $   16,314.15   $   22,242.24   $   22,268.17
     07/31/96 ........      $   15,735.40   $   21,303.88   $   21,284.91
     08/30/96 ........      $   15,997.48   $   21,892.03   $   21,734.55
     09/30/96 ........      $   16,095.75   $   22,829.66   $   22,956.74
     10/31/96 ........      $   16,337.46   $   23,602.48   $   23,589.65
     11/29/96 ........      $   17,051.61   $   25,408.05   $   25,371.18
     12/31/96 ........      $   17,194.44   $   24,992.27   $   24,868.59
     01/31/97 ........      $   17,619.79   $   26,144.16   $   26,421.43
     02/28/97 ........      $   17,658.46   $   26,334.30   $   26,628.86
     03/31/97 ........      $   16,909.58   $   25,432.66   $   25,536.76
     04/30/97 ........      $   17,117.38   $   26,386.18   $   27,059.92
     05/30/97 ........      $   18,026.50   $   28,041.22   $   28,706.19
     06/30/97 ........      $   18,855.10   $   29,113.19   $   29,991.52
     07/31/97 ........      $   19,453.67   $   31,442.33   $   32,376.57
     08/29/97 ........      $   18,881.12   $   30,021.38   $   30,564.13
     09/30/97 ........      $   19,940.34   $   31,781.49   $   32,237.08
     10/31/97 ........      $   19,600.37   $   30,613.61   $   31,161.66
     11/28/97 ........      $   20,515.67   $   31,780.56   $   32,603.02
     12/31/97 ........      $   21,162.91   $   32,486.16   $   33,162.53
     01/30/98 ........      $   21,162.91   $   32,085.69   $   33,528.97
     02/27/98 ........      $   21,994.31   $   34,492.40   $   35,945.82
     03/31/98 ........      $   23,453.04   $   36,239.48   $   37,785.07
     04/30/98 ........      $   23,453.04   $   36,668.42   $   38,165.03
     05/29/98 ........      $   23,149.64   $   36,152.58   $   37,509.94
     06/30/98 ........      $   23,349.88   $   36,427.11   $   39,032.45
     07/31/98 ........      $   23,075.36   $   35,635.89   $   38,617.87
     08/31/98 ........      $   21,184.18   $   29,905.74   $   33,040.27
     09/30/98 ........      $   22,190.78   $   31,722.72   $   35,156.96
     10/30/98 ........      $   22,802.51   $   34,207.60   $   38,014.12
     11/30/98 ........      $   23,613.06   $   35,989.45   $   40,317.13
     12/31/98 ........      $   24,131.77   $   37,253.50   $   42,638.88
     01/29/99 ........      $   23,927.99   $   38,006.02   $   44,421.22
     02/26/99 ........      $   23,180.77   $   37,187.77   $   43,040.86
     03/31/99 ........      $   23,540.79   $   38,314.78   $   44,762.42
     04/30/99 ........      $   24,545.79   $   41,617.92   $   46,495.82
     05/28/99 ........      $   23,932.57   $   40,882.52   $   45,399.43
     06/30/99 ........      $   24,884.76   $   42,452.72   $   47,916.97
     07/30/99 ........      $   24,270.75   $   41,147.42   $   46,423.01
     08/31/99 ........      $   23,383.83   $   40,105.07   $   46,193.17
     09/30/99 ........      $   22,940.37   $   38,535.89   $   44,928.40
     10/29/99 ........      $   24,338.97   $   40,711.34   $   47,770.28
     11/30/99 ........      $   24,731.26   $   40,472.71   $   48,741.30
     12/31/99 ........      $   25,706.47   $   41,993.42   $   51,610.27
     01/31/00 ........      $   25,706.47   $   40,619.34   $   48,983.13
     02/29/00 ........      $   24,992.41   $   37,998.41   $   47,998.17
     03/31/00 ........      $   26,420.54   $   41,897.14   $   52,640.54
     04/28/00 ........      $   25,587.46   $   41,574.60   $   51,019.44
     05/31/00 ........      $   25,032.08   $   41,604.17   $   49,901.34
     06/30/00 ........      $   24,556.03   $   39,910.98   $   51,095.66


    -----------------------------------------------------------------------
    AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                              June 30, 2000
    -----------------------------------------------------------------------
                                              TEN YEAR  FIVE YEAR  ONE YEAR
                                              --------  ---------  --------
    Equity Income Fund                          9.40%     11.91%    (1.32)%
    S&P 500 Index                              17.72%     23.65%     6.63 %
    S&P/BARRA 500 Value Index                  14.84%     17.50%    (5.99)%

    Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The S&P/BARRA 500 Value Index is a capitalization-weighted index of all stocks in the S&P 500 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1. It is designed so that approximately 50% of the S&P 500 Index market capitalization is in the Value Index.

---------------------------------------------------------------------------

THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

The first half of 2000 saw a disruption in past trends.
Long-depressed sectors of the U.S. economy rallied from their lows on the prospects of

---------------------------------------------------------------------------
 EQUITY INCOME FUND
---------------------------------------------------------------------------

more robust earnings. Inflationary fears continued to threaten the market as the Federal Reserve hiked rates in February, March and May to bring the Fed Funds rate to 6.5 percent. Prospects of future rate hikes still prevail, but there is considerable agreement that Fed tightening will end in the near future. Yet, faced with a juggernaut economy--evidenced by the robust 5.5 percent gain in gross domestic product (GDP) in the first quarter and expectations of 3.7 percent in the second quarter--the prospects for continued economic growth are excellent. Corporate earnings are growing strongly. With first quarter S&P earnings posting 23.6 percent gains, and estimates for the second quarter as high as 19.0 percent, there seems to be little to sway the market away from these crucial fundamental earnings criteria. In addition, U.S. productivity continues to expand, with even Federal Reserve Board Chairman Greenspan uncharacteristically stating that new technology is driving higher productivity.

INVESTMENT HIGHLIGHTS

After building a solid base in the second half of 1999, our investment strategy held firm through the first quarter of 2000. Turnover was extremely low in the first quarter of 2000, as we weathered the Internet stock-led storm and disappointments in many of the overvalued technology stocks. Despite not holding any of these stocks in the fund, growth stocks in general were hurt in the first and second quarters of 2000. We also raised the profile of earnings and dividend growth in our stock selection. In the second quarter 2000, we added holdings to energy and utilities and reduced holdings in basic materials.

The basic materials sector hurt us in the first half of the year, because the market refused to reward companies in this sector with strong earnings forecasts. At the end of June 2000, the fund's holdings accented financial services and banks followed by communication services and energy. This is a marked change from the portfolio's structure a year ago, because we acted to reduce our positions in communication services while increasing exposure to energy, a strategy that reflects closely our focus on benchmarking to earnings.

CURRENT OUTLOOK

The prospects for continued economic growth are excellent. Despite setbacks driven by Fed tightening, we do not expect substantially higher rates this year. As the election season arrives, we believe the Fed will take a back seat, having successfully managed a soft landing for inflation and the economy in general. As the third quarter 2000 begins, we already see that mortgage rates are falling, long bond rates are stable and the U.S. currency is strong. Oil prices are lower than earlier in the year, and underlying

---------------------------------------------------------------------------
 EQUITY INCOME FUND
---------------------------------------------------------------------------

fundamentals for U.S. corporations are excellent going forward. Thus, despite a recent rise in interest rates, which is normally harmful to equity markets, the prospects for strong earnings for 2000 are excellent.

   TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
   ---------------------------------------------------------------------
   PHILIPS ELECTRONICS N.V., ADR                                   5.47%
     MANUFACTURING
   ---------------------------------------------------------------------
   EXXON MOBIL CORP.                                               4.52%
     PETROLEUM PRODUCTION & REFINING
   ---------------------------------------------------------------------
   CITIGROUP CAPITAL/CITIGROUP, INC.                               4.48%
     FINANCIAL SERVICES/BANKS
   ---------------------------------------------------------------------
   GLOBAL CROSSING LTD.                                            4.04%
     TELECOMMUNICATIONS
   ---------------------------------------------------------------------
   ENRON CORP.                                                     3.71%
     UTILITIES
   ---------------------------------------------------------------------
   PHARMACIA CORP.                                                 3.02%
     CHEMICAL & PHARMACEUTICALS
   ---------------------------------------------------------------------
   HEWLETT-PACKARD CO.                                             2.88%
     COMPUTER & OFFICE EQUIPMENT
   ---------------------------------------------------------------------
   VIACOM INC., CLASS B                                            2.70%
     ENTERTAINMENT
   ---------------------------------------------------------------------
   MORGAN STANLEY DEAN WITTER & CO.                                2.49%
     FINANCIAL SERVICES
   ---------------------------------------------------------------------
   TIME-WARNER, INC.                                               2.45%
     ENTERTAINMENT


   ---------------------------------------------------------------------
   TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
   ---------------------------------------------------------------------
   TELECOMMUNICATIONS                                             15.54%
   FINANCIAL SERVICES                                              9.41%
   BANKS                                                           8.91%
   MANUFACTURING                                                   8.84%
   PETROLEUM PRODUCTION & REFINING                                 8.11%

---------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests in large- capitalization stocks, while retaining the flexibility to seek out promising individual stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE

      [GRAPHIC: Linear graph plotted from data in table shown below]

                            ALL AMERICAN EQUITY FUND
     --------------------------------------------------------------------
                                         ALL AMERICAN
                                         EQUITY FUND        S&P 500 INDEX
                                         -------------      -------------
     06/29/90 ..................         $   10,000.00      $   10,000.00
     07/31/90 ..................         $   10,111.66      $    9,968.05
     08/31/90 ..................         $    9,342.43      $    9,068.14
     09/28/90 ..................         $    9,044.67      $    8,627.47
     10/31/90 ..................         $    8,790.32      $    8,590.99
     11/30/90 ..................         $    9,255.58      $    9,145.22
     12/31/90 ..................         $    9,466.50      $    9,399.72
     01/31/91 ..................         $    9,866.14      $    9,808.05
     02/28/91 ..................         $   10,559.27      $   10,508.61
     03/28/91 ..................         $   10,802.80      $   10,762.83
     04/30/91 ..................         $   10,790.31      $   10,788.42
     05/31/91 ..................         $   11,214.93      $   11,252.23
     06/28/91 ..................         $   10,684.16      $   10,737.12
     07/31/91 ..................         $   11,152.49      $   11,237.15
     08/30/91 ..................         $   11,396.02      $   11,502.60
     09/30/91 ..................         $   11,164.98      $   11,310.03
     10/31/91 ..................         $   11,289.86      $   11,461.75
     11/29/91 ..................         $   10,827.78      $   11,001.19
     12/31/91 ..................         $   11,989.24      $   12,257.23
     01/31/92 ..................         $   11,781.88      $   12,029.09
     02/28/92 ..................         $   11,901.27      $   12,184.82
     03/31/92 ..................         $   11,649.92      $   11,948.12
     04/30/92 ..................         $   11,970.39      $   12,298.55
     05/29/92 ..................         $   12,008.09      $   12,358.69
     06/30/92 ..................         $   11,807.01      $   12,174.89
     07/31/92 ..................         $   12,253.15      $   12,671.86
     08/31/92 ..................         $   11,976.67      $   12,412.99
     09/30/92 ..................         $   12,089.78      $   12,558.91
     10/30/92 ..................         $   12,114.96      $   12,602.01
     11/30/92 ..................         $   12,511.66      $   13,029.94
     12/31/92 ..................         $   12,662.78      $   13,189.79
     01/29/93 ..................         $   12,758.08      $   13,299.95
     02/26/93 ..................         $   12,923.28      $   13,481.16
     03/31/93 ..................         $   13,190.13      $   13,765.42
     04/30/93 ..................         $   12,870.76      $   13,432.70
     05/28/93 ..................         $   13,202.91      $   13,791.14
     06/30/93 ..................         $   13,241.23      $   13,831.39
     07/30/93 ..................         $   13,176.95      $   13,775.70
     08/31/93 ..................         $   13,652.61      $   14,297.24
     09/30/93 ..................         $   13,543.34      $   14,187.60
     10/29/93 ..................         $   13,801.92      $   14,480.88
     11/30/93 ..................         $   13,633.84      $   14,342.86
     12/31/93 ..................         $   13,931.21      $   14,516.27
     01/31/94 ..................         $   14,287.24      $   15,009.31
     02/28/94 ..................         $   14,036.70      $   14,602.30
     03/31/94 ..................         $   13,351.02      $   13,966.90
     04/29/94 ..................         $   13,583.39      $   14,145.84
     05/31/94 ..................         $   13,443.97      $   14,377.08
     06/30/94 ..................         $   13,019.07      $   14,025.26
     07/29/94 ..................         $   13,465.93      $   14,485.47
     08/31/94 ..................         $   13,892.79      $   15,078.00
     09/30/94 ..................         $   13,499.28      $   14,709.59
     10/31/94 ..................         $   13,626.57      $   15,039.58
     11/30/94 ..................         $   13,070.52      $   14,492.54
     12/30/94 ..................         $   13,191.11      $   14,707.23
     01/31/95 ..................         $   13,425.45      $   15,088.37
     02/28/95 ..................         $   13,803.42      $   15,675.81
     03/31/95 ..................         $   14,151.15      $   16,137.64
     04/28/95 ..................         $   14,569.37      $   16,612.48
     05/31/95 ..................         $   15,056.03      $   17,275.44
     06/30/95 ..................         $   15,360.20      $   17,676.00
     07/31/95 ..................         $   15,750.32      $   18,261.92
     08/31/95 ..................         $   15,681.47      $   18,307.50
     09/29/95 ..................         $   16,354.63      $   19,079.67
     10/31/95 ..................         $   16,400.79      $   19,011.51
     11/30/95 ..................         $   17,008.51      $   19,845.14
     12/29/95 ..................         $   17,262.37      $   20,227.40
     01/31/96 ..................         $   17,794.82      $   20,915.05
     02/29/96 ..................         $   17,987.74      $   21,109.63
     03/29/96 ..................         $   18,126.64      $   21,312.87
     04/30/96 ..................         $   18,390.02      $   21,626.80
     05/31/96 ..................         $   18,963.26      $   22,183.59
     06/28/96 ..................         $   19,094.95      $   22,268.17
     07/31/96 ..................         $   18,433.82      $   21,284.91
     08/30/96 ..................         $   18,690.49      $   21,734.55
     09/30/96 ..................         $   19,639.40      $   22,956.74
     10/31/96 ..................         $   20,045.63      $   23,589.65
     11/29/96 ..................         $   21,459.60      $   25,371.18
     12/31/96 ..................         $   21,108.06      $   24,868.59
     01/31/97 ..................         $   22,556.81      $   26,421.43
     02/28/97 ..................         $   22,581.10      $   26,628.86
     03/31/97 ..................         $   21,710.23      $   25,536.76
     04/30/97 ..................         $   23,188.44      $   27,059.92
     05/30/97 ..................         $   24,496.09      $   28,706.19
     06/30/97 ..................         $   25,526.77      $   29,991.52
     07/31/97 ..................         $   27,090.64      $   32,376.57
     08/29/97 ..................         $   25,697.82      $   30,564.13
     09/30/97 ..................         $   26,871.53      $   32,237.08
     10/31/97 ..................         $   26,046.60      $   31,161.66
     11/28/97 ..................         $   27,075.72      $   32,603.02
     12/31/97 ..................         $   27,504.52      $   33,162.53
     01/30/98 ..................         $   28,044.15      $   33,528.97
     02/27/98 ..................         $   29,795.88      $   35,945.82
     03/31/98 ..................         $   31,175.67      $   37,785.07
     04/30/98 ..................         $   31,650.04      $   38,165.03
     05/29/98 ..................         $   31,192.31      $   37,509.94
     06/30/98 ..................         $   32,498.10      $   39,032.45
     07/31/98 ..................         $   32,397.59      $   38,617.87
     08/31/98 ..................         $   28,151.06      $   33,040.27
     09/30/98 ..................         $   29,940.96      $   35,156.96
     10/30/98 ..................         $   31,830.12      $   38,014.12
     11/30/98 ..................         $   33,820.02      $   40,317.13
     12/31/98 ..................         $   35,436.96      $   42,638.88
     01/29/99 ..................         $   36,698.25      $   44,421.22
     02/26/99 ..................         $   35,592.46      $   43,040.86
     03/31/99 ..................         $   36,507.33      $   44,762.42
     04/30/99 ..................         $   37,408.32      $   46,495.82
     05/28/99 ..................         $   36,793.22      $   45,399.43
     06/30/99 ..................         $   38,830.84      $   47,916.97
     07/30/99 ..................         $   37,521.45      $   46,423.01
     08/31/99 ..................         $   37,035.84      $   46,193.17
     09/30/99 ..................         $   35,905.08      $   44,928.40
     10/29/99 ..................         $   38,067.73      $   47,770.28
     11/30/99 ..................         $   38,623.59      $   48,741.30
     12/31/99 ..................         $   40,614.26      $   51,610.27
     01/31/00 ..................         $   38,586.19      $   48,983.13
     02/29/00 ..................         $   37,757.33      $   47,998.17
     03/31/00 ..................         $   41,074.54      $   52,640.54
     04/28/00 ..................         $   40,059.60      $   51,019.44
     05/31/00 ..................         $   38,912.26      $   49,901.34
     06/30/00 ..................         $   39,888.38      $   51,095.66

    -----------------------------------------------------------------------
    AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                              June 30, 2000
    -----------------------------------------------------------------------
                                              TEN YEAR  FIVE YEAR  ONE YEAR
                                              --------  ---------  --------
    All American Equity Fund                   14.84%    21.03%     2.72%
    S&P 500 Index                              17.72%    23.65%     6.63%

    Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance.

---------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------

THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

The last 12 months have been very volatile for U.S. equity markets. U.S. gross domestic product (GDP) grew 4.2 percent in 1999, peaking as high as 4.6 percent in the fourth quarter of 1999. This raised concerns of accelerating inflation. In order to attack inflationary pressures, the Federal Reserve has increased interest rates six times since March 18, 1999. As a result of the tightening, the U.S. economy showed early signs of a slowdown in the first half of 2000. Analysts expect the U.S. GDP to be approximately 3 percent for 2000. We believe inflation will remain close to 2 percent in 2000. Moreover, we expect the Federal Reserve to complete its tightening sequence, which should provide additional fuel for the U.S. equity markets in the second half of 2000.

INVESTMENT HIGHLIGHTS

The last two months of 1999 posted unusually healthy returns for equity investors. From the beginning of November to the end of December 1999, the Nasdaq appreciated more than 37 percent, followed by the S&P 500's return of 7.8 percent and the Dow Jones' gain of 7.2 percent. The rally continued into the first two months of 2000 and ended with a market correction in March. The correction started on March 24, sending the Nasdaq down almost 38 percent in just two months, a drop as severe as the 1987 market crash for the New York Stock Exchange (NYSE). Some technology issues fell as much as 60-70 percent from their 52-week highs. The equity markets regained some strength in June, propelled by healthcare and biotechnology stocks. Other "safe haven" sectors that rallied in the first half of 2000 were utilities and energy.

Corporate earnings remained robust throughout the 12-month period under review. Earnings accelerated in 2000, with the S&P posting 23.6 percent year-over-year growth for the first quarter, the highest growth in the last six years. Corporate profits are expected to grow close to 22 percent in the second quarter of the year, according to First Call, a research firm that publishes earnings analyses.

Consumer spending is backing away from its all-time high levels. There have been indications of slowing auto sales, decreasing retail activity and slightly deteriorating consumer confidence. We believe this trend bodes well for a slowing U.S. economy and should be well accepted by the equity markets.

---------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------

CURRENT OUTLOOK

We are strong proponents of the soft landing theory for the U.S. economy. We believe that the sequence of interest rate increases started a year ago is slowing down an overheated U.S. economy that would otherwise be susceptible to inflationary pressures.

Recovery in Europe and Asia continues, and we expect the flow of goods and information from China to improve after its pending introduction into the World Trade Organization (WTO) in 2000. We remain selectively invested in the U.S. equity market and believe that certain sectors should outgrow the rest of the investment universe: energy, technology, healthcare and utilities.

The fund is changing to accommodate the new pace and volume of volatility, and the focus is shifting toward more earnings-driven performance. In particular, the All American Equity Fund now uses models based on earnings growth and a shift to high technology and energy-related stocks; however, any significant change in sector earnings would lead to a change in the fund's investments.

Information technology should continue to propel world economic growth, and we anticipate more investments in this area. Among the highest growth areas are networking, semiconductors and semiconductor equipment and cellular technology. Utilities attract our attention due to their exposure to technology. Old economy caterpillars are turning into new economy butterflies through investments in cable and fiber optics technologies. Healthcare issues should appreciate as aging baby boomers demand newer drugs and services that should extend average life span.

---------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------

   TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
   ---------------------------------------------------------------------
   GENERAL ELECTRIC CO.                                            7.28%
     HOUSEHOLD APPLIANCES
   ---------------------------------------------------------------------
   INTEL CORP.                                                     5.15%
     ELECTRONICS & COMPONENTS
   ---------------------------------------------------------------------
   ORACLE CORP.                                                    4.10%
     DATA PROCESSING & SOFTWARE
   ---------------------------------------------------------------------
   PFIZER, INC.                                                    3.74%
     PHARMACEUTICALS
   ---------------------------------------------------------------------
   WAL-MART STORES, INC.                                           3.64%
     RETAIL
   ---------------------------------------------------------------------
   CISCO SYSTEMS, INC.                                             3.58%
     COMPUTERS & OFFICE EQUIPMENT
   ---------------------------------------------------------------------
   AMERICAN INTERNATIONAL GROUP                                    2.65%
     INSURANCE
   ---------------------------------------------------------------------
   FANNIE MAE                                                      2.59%
     FINANCIAL SERVICES
   ---------------------------------------------------------------------
   JOHNSON & JOHNSON CO.                                           2.30%
     HEALTHCARE & EQUIPMENT
   ---------------------------------------------------------------------
   CITIGROUP, INC.                                                 2.22%
     BANKS


   ---------------------------------------------------------------------
   TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
   ---------------------------------------------------------------------
   TELECOMMUNICATIONS ..........................................  13.26%
   PHARMACEUTICALS .............................................  11.79%
   COMPUTERS & OFFICE EQUIPMENT ................................   9.98%
   ELECTRONICS & COMPONENTS ....................................   7.84%
   HOUSEHOLD APPLIANCES ........................................   7.28%

---------------------------------------------------------------------------
 REAL ESTATE FUND
---------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Real Estate Fund seeks a total return through a combination of capital appreciation and income. The fund predominantly invests in companies that derive at least 50 percent of their revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate.

PERFORMANCE

      [GRAPHIC: Linear graph plotted from data in table shown below]

                                REAL ESTATE FUND
     --------------------------------------------------------------------
                                                             DOW JONES
                                                               EQUITY
                                REAL             S&P         REIT TOTAL
                             ESTATE FUND      500 INDEX     RETURN INDEX
                            -------------   -------------   -------------
     06/29/90 ........      $   10,000.00   $   10,000.00   $   10,000.00
     07/31/90 ........      $    9,629.19   $    9,968.05   $    9,835.64
     08/31/90 ........      $    8,708.13   $    9,068.14   $    9,038.99
     09/28/90 ........      $    8,074.16   $    8,627.47   $    8,381.51
     10/31/90 ........      $    7,727.27   $    8,590.99   $    8,094.31
     11/30/90 ........      $    8,205.74   $    9,145.22   $    8,634.16
     12/31/90 ........      $    8,672.25   $    9,399.72   $    8,566.07
     01/31/91 ........      $    9,241.33   $    9,808.05   $    9,531.04
     02/28/91 ........      $   10,181.54   $   10,508.61   $    9,816.92
     03/28/91 ........      $   10,861.96   $   10,762.83   $   10,713.58
     04/30/91 ........      $   11,220.73   $   10,788.42   $   10,927.57
     05/31/91 ........      $   11,369.18   $   11,252.23   $   11,056.93
     06/28/91 ........      $   10,923.82   $   10,737.12   $   10,774.23
     07/31/91 ........      $   10,948.56   $   11,237.15   $   10,982.51
     08/30/91 ........      $   10,923.82   $   11,502.60   $   10,896.61
     09/30/91 ........      $   11,431.04   $   11,310.03   $   11,167.86
     10/31/91 ........      $   11,344.44   $   11,461.75   $   10,989.68
     11/29/91 ........      $   11,233.10   $   11,001.19   $   10,968.46
     12/31/91 ........      $   13,472.30   $   12,257.23   $   11,821.26
     01/31/92 ........      $   14,554.10   $   12,029.09   $   12,412.18
     02/28/92 ........      $   14,453.47   $   12,184.82   $   12,097.84
     03/31/92 ........      $   14,076.10   $   11,948.12   $   11,909.46
     04/30/92 ........      $   13,572.93   $   12,298.55   $   11,869.67
     05/29/92 ........      $   13,648.40   $   12,358.69   $   12,383.11
     06/30/92 ........      $   12,981.71   $   12,174.89   $   12,232.97
     07/31/92 ........      $   13,619.94   $   12,671.86   $   12,755.50
     08/31/92 ........      $   12,483.88   $   12,412.99   $   12,797.24
     09/30/92 ........      $   12,726.41   $   12,558.91   $   13,075.75
     10/30/92 ........      $   13,147.65   $   12,602.01   $   13,092.03
     11/30/92 ........      $   13,505.06   $   13,029.94   $   13,378.84
     12/31/92 ........      $   14,105.00   $   13,189.79   $   13,758.21
     01/29/93 ........      $   14,467.00   $   13,299.95   $   14,540.94
     02/26/93 ........      $   14,324.79   $   13,481.16   $   15,410.62
     03/31/93 ........      $   14,829.00   $   13,765.42   $   16,738.07
     04/30/93 ........      $   13,924.00   $   13,432.70   $   16,109.29
     05/28/93 ........      $   13,743.00   $   13,791.14   $   15,716.97
     06/30/93 ........      $   14,208.43   $   13,831.39   $   16,355.11
     07/30/93 ........      $   14,143.61   $   13,775.70   $   16,600.85
     08/31/93 ........      $   14,506.60   $   14,297.24   $   16,964.47
     09/30/93 ........      $   15,465.93   $   14,187.60   $   17,806.58
     10/29/93 ........      $   15,167.76   $   14,480.88   $   17,432.52
     11/30/93 ........      $   14,039.90   $   14,342.86   $   16,458.48
     12/31/93 ........      $   14,130.65   $   14,516.27   $   16,449.80
     01/31/94 ........      $   14,580.08   $   15,009.31   $   16,885.25
     02/28/94 ........      $   14,791.57   $   14,602.30   $   17,627.65
     03/31/94 ........      $   13,601.90   $   13,966.90   $   16,995.56
     04/29/94 ........      $   13,813.40   $   14,145.84   $   17,240.80
     05/31/94 ........      $   13,641.56   $   14,377.08   $   17,604.54
     06/30/94 ........      $   13,112.82   $   14,025.26   $   17,253.71
     07/29/94 ........      $   12,953.23   $   14,485.47   $   17,135.96
     08/31/94 ........      $   13,166.01   $   15,078.00   $   17,155.97
     09/30/94 ........      $   12,806.94   $   14,709.59   $   16,907.80
     10/31/94 ........      $   12,235.08   $   15,039.58   $   16,264.79
     11/30/94 ........      $   11,663.23   $   14,492.54   $   15,675.71
     12/30/94 ........      $   12,487.76   $   14,707.23   $   17,008.37
     01/31/95 ........      $   12,070.16   $   15,088.37   $   16,532.97
     02/28/95 ........      $   12,541.65   $   15,675.81   $   16,894.43
     03/31/95 ........      $   12,393.47   $   16,137.64   $   16,924.44
     04/28/95 ........      $   12,474.29   $   16,612.48   $   16,820.03
     05/31/95 ........      $   13,026.61   $   17,275.44   $   17,545.10
     06/30/95 ........      $   13,255.62   $   17,676.00   $   17,895.84
     07/31/95 ........      $   13,499.09   $   18,261.92   $   18,125.08
     08/31/95 ........      $   13,877.82   $   18,307.50   $   18,301.41
     09/29/95 ........      $   14,121.29   $   19,079.67   $   18,682.29
     10/31/95 ........      $   13,810.19   $   19,011.51   $   18,201.56
     11/30/95 ........      $   13,986.03   $   19,845.14   $   18,371.96
     12/29/95 ........      $   14,851.70   $   20,227.40   $   19,540.61
     01/31/96 ........      $   14,920.59   $   20,915.05   $   19,833.45
     02/29/96 ........      $   14,906.81   $   21,109.63   $   20,034.38
     03/29/96 ........      $   15,072.14   $   21,312.87   $   20,033.24
     04/30/96 ........      $   15,209.91   $   21,626.80   $   20,014.88
     05/31/96 ........      $   15,499.23   $   22,183.59   $   20,518.48
     06/28/96 ........      $   15,554.34   $   22,268.17   $   20,901.53
     07/31/96 ........      $   15,497.62   $   21,284.91   $   20,978.11
     08/30/96 ........      $   16,149.85   $   21,734.55   $   21,800.85
     09/30/96 ........      $   16,617.76   $   22,956.74   $   22,258.16
     10/31/96 ........      $   17,057.31   $   23,589.65   $   22,886.73
     11/29/96 ........      $   17,752.08   $   25,371.18   $   23,951.55
     12/31/96 ........      $   19,538.63   $   24,868.59   $   26,579.24
     01/31/97 ........      $   19,767.32   $   26,421.43   $   26,765.40
     02/28/97 ........      $   19,753.02   $   26,628.86   $   26,682.13
     03/31/97 ........      $   19,810.20   $   25,536.76   $   26,728.77
     04/30/97 ........      $   19,081.25   $   27,059.92   $   25,897.72
     05/30/97 ........      $   19,595.80   $   28,706.19   $   26,662.23
     06/30/97 ........      $   20,600.60   $   29,991.52   $   28,075.32
     07/31/97 ........      $   21,498.80   $   32,376.57   $   28,828.94
     08/29/97 ........      $   21,339.44   $   30,564.13   $   28,723.96
     09/30/97 ........      $   23,411.09   $   32,237.08   $   31,446.68
     10/31/97 ........      $   22,657.77   $   31,161.66   $   30,501.23
     11/28/97 ........      $   22,990.97   $   32,603.02   $   31,141.46
     12/31/97 ........      $   23,305.34   $   33,162.53   $   31,913.52
     01/30/98 ........      $   22,930.41   $   33,528.97   $   31,621.09
     02/27/98 ........      $   22,660.47   $   35,945.82   $   31,013.32
     03/31/98 ........      $   23,200.36   $   37,785.07   $   31,734.77
     04/30/98 ........      $   22,225.55   $   38,165.03   $   30,561.69
     05/29/98 ........      $   21,775.64   $   37,509.94   $   30,312.65
     06/30/98 ........      $   20,887.82   $   39,032.45   $   30,281.17
     07/31/98 ........      $   20,139.65   $   38,617.87   $   28,178.09
     08/31/98 ........      $   18,139.42   $   33,040.27   $   25,477.79
     09/30/98 ........      $   18,734.91   $   35,156.96   $   27,116.81
     10/30/98 ........      $   18,658.57   $   38,014.12   $   26,637.97
     11/30/98 ........      $   19,223.51   $   40,317.13   $   27,005.73
     12/31/98 ........      $   19,030.50   $   42,638.88   $   26,500.46
     01/29/99 ........      $   18,849.26   $   44,421.22   $   25,863.74
     02/26/99 ........      $   18,144.43   $   43,040.86   $   25,661.31
     03/31/99 ........      $   18,124.29   $   44,762.42   $   25,465.20
     04/30/99 ........      $   19,755.47   $   46,495.82   $   28,118.95
     05/28/99 ........      $   19,836.03   $   45,399.43   $   28,615.54
     06/30/99 ........      $   19,125.15   $   47,916.97   $   28,035.66
     07/30/99 ........      $   18,038.73   $   46,423.01   $   27,172.16
     08/31/99 ........      $   17,608.26   $   46,193.17   $   26,870.62
     09/30/99 ........      $   17,177.79   $   44,928.40   $   25,691.88
     10/29/99 ........      $   16,583.33   $   47,770.28   $   25,149.96
     11/30/99 ........      $   16,111.86   $   48,741.30   $   24,644.94
     12/31/99 ........      $   16,870.31   $   51,610.27   $   25,352.39
     01/31/00 ........      $   16,583.33   $   48,983.13   $   25,529.52
     02/29/00 ........      $   16,132.36   $   47,998.17   $   25,062.45
     03/31/00 ........      $   16,788.32   $   52,640.54   $   25,930.16
     04/28/00 ........      $   17,505.76   $   51,019.44   $   27,736.23
     05/31/00 ........      $   17,628.76   $   49,901.34   $   27,978.72
     06/30/00 ........      $   18,245.76   $   51,095.66   $   28,694.61


    -----------------------------------------------------------------------
    AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                              June 30, 2000
    -----------------------------------------------------------------------
                                              TEN YEAR  FIVE YEAR  ONE YEAR
                                              --------  ---------  --------
    Real Estate Fund                            6.20%      6.60%    (4.60)%
    S&P 500 Index                              17.72%     23.65%     6.63 %
    Dow Jones Equity REIT
      Total Return Index                       11.12%      9.90%     2.35 %

    Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The Dow Jones Equity REIT Total Return Index is an index comprised of REITs traded publicly on the New York, American and Nasdaq Stock Exchanges. The components of the index use the equity investment structure and also reinvest all regular cash dividends.

---------------------------------------------------------------------------
 REAL ESTATE FUND
---------------------------------------------------------------------------

THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

Real Estate Investment Trust (REIT) securities continue to be priced inexpensively on the basis of traditional valuation parameters such as cash flow multiples, dividend yield and net asset value, even as earnings fundamentals have held up well. The U.S. real estate markets moved to a state of healthy equilibrium, yet the stock market continued to place high values on technology and other high-growth companies while undervaluing REITs.

INVESTMENT HIGHLIGHTS

The fund was overweighted in the residential sector in anticipation of an economic slowdown precipitated by rising interest rates.

The fund was also overweighted in the office sector, focusing on companies that are national in scale or are focused on supply-constrained markets. The fund remained underweighted in retail as we continue to assess the impact of e-commerce and the Internet. Earlier fears of the Internet dominating the retail landscape appear to be abating; it appears as if the bricks and mortar retailers will survive. Indeed they should be able to gain the upper hand over Internet retailers, as they can offer both Internet access and a physical location for pick-ups and returns.

Geographically, the fund was invested in the Northeast and West Coast markets in the U.S., specifically Boston, New York, Washington and San Francisco.

CURRENT OUTLOOK

We believe the real estate sector has been overbuilt and growth prospects appear to be more attractive in other sectors. Therefore, during August 2000 the shareholders voted to terminate the fund.

---------------------------------------------------------------------------
 REAL ESTATE FUND
---------------------------------------------------------------------------

   ---------------------------------------------------------------------
   TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
   ---------------------------------------------------------------------
   POST PROPERTIES, INC.                                           5.35%
     RESIDENTIAL PROPERTIES
   ---------------------------------------------------------------------
   EQUITY RESIDENT PROPERTY TRUST                                  4.97%
     RESIDENTIAL PROPERTIES
   ---------------------------------------------------------------------
   TRIZEC HAHN CORP.                                               4.91%
     OFFICE/INDUSTRIAL
   ---------------------------------------------------------------------
   AVALONBAY COMMUNITIES, INC.                                     4.89%
     RESIDENTIAL PROPERTIES
   ---------------------------------------------------------------------
   BOSTON PROPERTIES, INC.                                         4.87%
     OFFICE/INDUSTRIAL
   ---------------------------------------------------------------------
   EQUITY OFFICE PROPERTIES TRUST                                  4.47%
     OFFICE/INDUSTRIAL
   ---------------------------------------------------------------------
   SPIEKER PROPERTIES, INC.                                        4.14%
     OFFICE/INDUSTRIAL
   ---------------------------------------------------------------------
   AMB PROPERTY CORP.                                              4.11%
     OFFICE/INDUSTRIAL
   ---------------------------------------------------------------------
   STARWOOD HOTELS & RESORTS WORLDWIDE, INC.                       4.11%
     HOTELS & LODGING PROPERTIES
   ---------------------------------------------------------------------
   APARTMENT INVESTMENT & MANAGEMENT CO.                           3.90%
     RESIDENTIAL PROPERTIES


   ---------------------------------------------------------------------
   TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
   ---------------------------------------------------------------------
   OFFICE/INDUSTRIAL ..........................................   42.25%
   RESIDENTIAL PROPERTIES .....................................   36.28%
   HOTELS & LODGING PROPERTIES ................................    6.75%
   DIVERSIFIED ................................................    6.42%
   RETAIL PROPERTIES ..........................................    4.38%

---------------------------------------------------------------------------
 REAL ESTATE FUND
---------------------------------------------------------------------------

   ---------------------------------------------------------------------
   PORTFOLIO PROFILE                                       June 30, 2000
   ---------------------------------------------------------------------
   COUNTRY DISTRIBUTION                                 % OF INVESTMENTS
     U.S.                                                         86.64%
     Canada                                                       12.62%
     Other Foreign                                                 0.74%
   NUMBER OF SECURITIES                                              39

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Opportunity Fund seeks capital appreciation by focusing on the economic growth in the greater China region, including China, Hong Kong, Singapore, Taiwan and other Asian countries. The fund emphasizes long-term growth over current income.

PERFORMANCE

      [GRAPHIC: Linear graph plotted from data in table shown below]

                          CHINA REGION OPPORTUNITY FUND
     -----------------------------------------------------------------------
                                  INTERNATIONAL                    MORGAN
                  CHINA REGION       FINANCE                       STANLEY
                   OPPORTUNITY     CORPORATION    HANG SENG      FAR EAST EX
                      FUND         CHINA INDEX    100 INDEX      JAPAN INDEX
                   ----------      ----------     ----------     -----------
     02/09/94      $10,000.00      $10,000.00     $10,000.00     $10,000.00
     02/28/94      $ 9,465.73      $ 9,499.49     $ 9,062.60     $ 9,421.15
     03/31/94      $ 8,155.24      $ 7,780.03     $ 7,860.97     $ 8,513.13
     04/29/94      $ 8,094.61      $ 7,383.05     $ 7,805.39     $ 8,953.15
     05/31/94      $ 8,417.99      $ 7,811.94     $ 8,316.83     $ 9,265.82
     06/30/94      $ 7,852.07      $ 6,846.73     $ 7,624.61     $ 8,985.90
     07/29/94      $ 8,267.47      $ 7,713.08     $ 8,255.24     $ 9,551.17
     08/31/94      $ 8,774.06      $ 8,243.17     $ 8,644.01     $10,206.26
     09/30/94      $ 8,834.85      $ 8,451.00     $ 8,288.69     $10,319.16
     10/31/94      $ 8,662.41      $ 8,348.25     $ 8,397.52     $10,284.69
     11/30/94      $ 7,698.79      $ 7,095.04     $ 7,370.28     $ 9,486.77
     12/30/94      $ 7,191.63      $ 6,089.36     $ 7,130.69     $ 9,466.78
     01/31/95      $ 6,430.88      $ 5,174.75     $ 6,392.13     $ 8,440.49
     02/28/95      $ 6,735.18      $ 5,760.10     $ 7,249.50     $ 9,004.44
     03/31/95      $ 6,714.89      $ 5,854.28     $ 7,476.02     $ 9,112.30
     04/28/95      $ 6,441.02      $ 5,129.60     $ 7,278.68     $ 8,877.16
     05/31/95      $ 7,019.19      $ 5,897.87     $ 8,189.57     $ 9,512.80
     06/30/95      $ 6,846.75      $ 5,744.53     $ 8,014.73     $ 9,350.97
     07/31/95      $ 7,072.58      $ 6,006.85     $ 8,229.65     $ 9,405.97
     08/31/95      $ 6,990.46      $ 5,728.96     $ 7,991.51     $ 8,901.57
     09/29/95      $ 6,939.14      $ 5,605.20     $ 8,397.60     $ 9,159.26
     10/31/95      $ 6,692.41      $ 5,291.51     $ 8,516.04     $ 9,004.35
     11/30/95      $ 6,312.05      $ 4,786.33     $ 8,542.98     $ 8,778.34
     12/29/95      $ 6,178.40      $ 4,534.13     $ 8,769.37     $ 9,132.65
     01/31/96      $ 6,642.56      $ 4,977.82     $ 9,889.16     $ 9,552.60
     02/29/96      $ 6,766.33      $ 5,304.74     $ 9,685.44     $ 9,522.54
     03/29/96      $ 6,580.67      $ 5,025.30     $ 9,538.77     $ 9,676.90
     04/30/96      $ 6,549.73      $ 4,962.25     $ 9,545.15     $10,378.22
     05/31/96      $ 6,621.93      $ 5,097.69     $ 9,806.49     $10,098.64
     06/28/96      $ 6,704.44      $ 5,109.36     $ 9,594.22     $10,017.51
     07/31/96      $ 6,621.03      $ 4,970.81     $ 9,298.69     $ 9,301.47
     08/30/96      $ 6,631.46      $ 5,142.06     $ 9,714.46     $ 9,531.97
     09/30/96      $ 6,662.74      $ 5,120.26     $10,361.63     $ 9,748.84
     10/31/96      $ 6,683.69      $ 5,071.22     $10,862.31     $ 9,543.07
     11/29/96      $ 7,207.49      $ 5,548.38     $11,660.06     $10,006.17
     12/31/96      $ 7,898.91      $ 6,389.04     $11,710.13     $ 9,884.28
     01/31/97      $ 7,877.95      $ 6,333.00     $11,597.25     $10,040.64
     02/28/97      $ 8,097.95      $ 6,430.29     $11,664.23     $10,124.49
     03/31/97      $ 7,982.71      $ 6,302.64     $10,911.72     $ 9,644.52
     04/30/97      $ 8,454.13      $ 7,219.58     $11,232.94     $ 9,490.70
     05/30/97      $ 8,894.13      $ 7,121.51     $12,847.38     $ 9,858.79
     06/30/97      $ 9,009.36      $ 7,205.57     $13,229.53     $10,194.22
     07/31/97      $ 9,679.83      $ 8,320.23     $14,247.13     $10,267.52
     08/29/97      $ 9,795.06      $ 9,643.50     $12,305.41     $ 8,743.24
     09/30/97      $ 9,239.83      $ 7,651.59     $13,101.14     $ 8,472.18
     10/31/97      $ 7,018.92      $ 6,274.62     $ 9,248.51     $ 6,396.05
     11/28/97      $ 6,337.98      $ 4,963.03     $ 9,164.19     $ 6,016.59
     12/31/97      $ 6,125.32      $ 4,863.39     $ 9,334.68     $ 5,726.52
     01/30/98      $ 4,784.09      $ 3,457.62     $ 8,054.62     $ 5,343.67
     02/27/98      $ 6,114.76      $ 4,755.97     $ 9,994.49     $ 6,498.68
     03/31/98      $ 6,114.76      $ 4,464.86     $10,027.56     $ 6,331.44
     04/30/98      $ 5,618.40      $ 3,914.53     $ 9,039.49     $ 5,706.62
     05/29/98      $ 4,984.74      $ 3,614.85     $ 7,777.96     $ 4,852.63
     06/30/98      $ 4,319.41      $ 3,234.22     $ 7,437.18     $ 4,360.20
     07/31/98      $ 3,654.07      $ 2,512.65     $ 6,908.84     $ 4,277.05
     08/31/98      $ 3,009.85      $ 1,952.21     $ 6,333.27     $ 3,593.09
     09/30/98      $ 3,654.07      $ 2,601.39     $ 6,862.93     $ 3,935.15
     10/30/98      $ 4,150.43      $ 2,583.48     $ 8,840.36     $ 4,889.98
     11/30/98      $ 4,277.16      $ 2,621.62     $ 9,055.72     $ 5,284.25
     12/31/98      $ 4,087.07      $ 2,388.11     $ 8,747.77     $ 5,316.49
     01/29/99      $ 3,576.18      $ 2,084.53     $ 8,276.21     $ 5,175.43
     02/26/99      $ 3,554.90      $ 2,102.44     $ 8,582.29     $ 5,174.13
     03/31/99      $ 3,938.06      $ 2,204.41     $ 9,525.71     $ 5,680.92
     04/30/99      $ 4,757.60      $ 2,833.35     $11,607.19     $ 6,876.87
     05/28/99      $ 4,640.52      $ 2,755.51     $10,574.65     $ 6,719.63
     06/30/99      $ 5,939.02      $ 3,771.31     $11,780.37     $ 7,900.41
     07/30/99      $ 5,641.00      $ 3,620.30     $11,479.79     $ 7,504.92
     08/31/99      $ 5,672.93      $ 3,674.79     $11,737.40     $ 7,827.77
     09/30/99      $ 5,374.92      $ 3,489.53     $11,084.89     $ 7,198.24
     10/29/99      $ 5,321.70      $ 3,484.08     $11,540.81     $ 7,558.14
     11/30/99      $ 5,896.44      $ 4,462.52     $13,386.58     $ 8,132.76
     12/31/99      $ 6,364.75      $ 4,901.53     $14,766.32     $ 8,784.91
     01/31/00      $ 6,396.68      $ 4,940.45     $13,521.64     $ 8,943.39
     02/29/00      $ 6,822.42      $ 6,195.22     $14,946.82     $ 8,587.96
     03/31/00      $ 7,088.51      $ 6,234.14     $15,153.23     $ 8,908.34
     04/28/00      $ 6,364.75      $ 5,308.63     $13,510.29     $ 8,144.97
     05/31/00      $ 6,024.17      $ 5,370.90     $12,809.12     $ 7,693.73
     06/30/00      $ 6,503.12      $ 6,188.22     $14,064.38     $ 7,943.71


    -----------------------------------------------------------------------
    AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                              June 30, 2000
    -----------------------------------------------------------------------
                                             INCEPTION  FIVE YEAR  ONE YEAR
                                             ---------  ---------  --------
    China Region Opportunity Fund
      (Inception 2/10/94)                     (6.51)%    (1.02)%     9.50%
    Hang Seng 100 Index                        5.46 %    11.90 %    19.39%
    Morgan Stanley Far East ex
      Japan Index                             (3.52)%    (3.21)%     0.55%
    International Finance Corporation
      China Index                             (7.21)%     1.50 %    64.09%

    Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The Hang Seng 100 Index is a capitalization-weighted index. The index is comprised of the 100 highest companies in terms of market capitalization and turnover listed on The Stock Exchange of Hong Kong Limited. The Morgan Stanley Capital Far East ex Japan Index is one index in a series representing both the developed and the emerging markets for a particular region. The International Finance Corporation China Index is one global index in a series representing a large part of the market and shows trends in the markets from the perspective of local investors.

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------

THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

Macroeconomic conditions have improved significantly in Asia. Most Asian countries have recovered from the financial crisis that began in 1997. In calendar year 1999, China's economy grew by 7.1 percent. Other Asian countries also had a good year. Korea led the group by posting a 10.7 percent gross domestic product (GDP) growth. Hong Kong's economy recovered slower than its peers, expanding by 2.9 percent, but its recovery accelerated in the first half of 2000. Hong Kong's economy grew by a stunning 14.3 percent in the first quarter of 2000. High demand from the U.S. helped to fuel the export growth in these countries.

Taiwan's presidential election drew investors' attention. Although the new president was believed to be in favor of the independence of Taiwan, he adopted a pragmatic approach, promising not to declare the independence of Taiwan and to promote more economic cooperation between mainland China and Taiwan.

The most important event of the last 12 months was China's bid to join the World Trade Organization (WTO). After 14 years of painful negotiations, China finally reached agreements with the U.S., Europe and many other countries. The House of Representatives of the U.S. Congress approved permanent normal trade relations with China, clearing the last hurdle for China to join the WTO. We believe this will have a profoundly positive impact on China's economy.

INVESTMENT HIGHLIGHTS

Stock markets in the greater China region continued to recover from the Asian financial crisis. The strong performance of the Nasdaq in the second half of 1999 encouraged investors to seek the same kind of return in Asia's technology sector. Many telecommunications and technology companies have been enjoying high growth in revenues and profits. China's huge markets helped these companies to achieve high valuations. But this sector is also full of uncertainty and volatility. When the Nasdaq slumped in the first half of 2000, China's technology companies also suffered heavy losses. Most of the new stocks on Hong Kong's GEM (Growth Enterprise Market) Board are trading below their initial public offering (IPO) prices. Blue-chip technology and telecommunication firms like China Telecom and Hutchison Whampoa fared better.

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------

Interest rates were a driving factor in both the U.S. and the greater China region. The Federal Reserve started a tightening cycle in June 1999. The rate hikes put a lot of pressure on stocks, especially the technology and financial stocks. Hong Kong's interest rate is tied to its U.S. counterpart due to its currency system. Both banking and property stocks performed poorly because of the interest rate concerns. The new Hong Kong government has been adopting policies to lower the sky-high housing prices in Hong Kong. With the help of the financial crisis, they successfully achieved their goal. While low property prices will help the general economy, they are not good for the property developers.

CURRENT OUTLOOK

The overall macroeconomic outlook is positive for the rest of 2000 and 2001. Exports are strong. Inflation remains low. China continues to reform its economy and open up its markets, especially with the help of the WTO. China is not the only country that is having structural changes in its economy--Korea is another good example. With these structural changes in place, the region's economy will have sustainable growth. The region's stock markets will also enjoy sustainable growth.

One near-term risk is the U.S. economy. If the U.S. economy has a so-called hard landing, rather than a soft landing, many Asian economies will likely see their exports decrease. Electronics are becoming an increasingly bigger part of Asia's total exports. While this is a good indication that the Asian countries are moving from low-end products to high-end products, it also shows that Asian economies are more tied to worldwide technology and telecommunications sectors. If electronic goods orders from the U.S. slow down, many Asian economies will likely slow down as well. However, we expect any slowdown will be temporary.

We believe the technology and telecommunications sectors will continue to lead the way. The transportation sector will benefit from the increased traffic in and out of Asia. The banking and property sectors of Hong Kong are likely to lag the general market unless they can find other sources of revenue. Mainland Chinese companies are becoming a larger part of the stock market in Hong Kong. Once China decides to open up its domestic stock markets to foreign investors, we expect people will find more investment opportunities.

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------

   ---------------------------------------------------------------------
   TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
   ---------------------------------------------------------------------
   LI & FUNG LTD.                                                 12.81%
     APPAREL
   ---------------------------------------------------------------------
   CHINA TELECOM LTD.                                              6.74%
     TELECOMMUNICATIONS
   ---------------------------------------------------------------------
   HUTCHISON WHAMPOA LTD.                                          6.14%
     CONGLOMERATES
   ---------------------------------------------------------------------
   HSBC HOLDINGS LTD.                                              5.92%
     BANKING & FINANCIAL SERVICES
   ---------------------------------------------------------------------
   ASM PACIFIC TECHNOLOGY LTD.                                     5.39%
     ELECTRONIC EQUIPMENT
   ---------------------------------------------------------------------
   MERENDON INTERNATIONAL, INC.                                    5.16%
     INTERNET
   ---------------------------------------------------------------------
   CHEUNG KONG HOLDINGS LTD.                                       3.12%
     REAL ESTATE DEVELOPERS
   ---------------------------------------------------------------------
   DRAGON PHARMACEUTICALS, INC.                                    3.03%
     PHARMACEUTICALS
   ---------------------------------------------------------------------
   CHINA INTERNATIONAL MARINE CONTAINER                            2.98%
     WATER TRANSPORTATION & SERVICES
   ---------------------------------------------------------------------
   CITIC PACIFIC LTD.                                              2.70%
     CONGLOMERATES


   ---------------------------------------------------------------------
   TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
   ---------------------------------------------------------------------
   APPAREL ....................................................   15.46%
   CONGLOMERATES ..............................................   11.71%
   ELECTRONIC EQUIPMENT .......................................   10.71%
   TELECOMMUNICATIONS .........................................   10.54%
   INTERNET ...................................................    6.46%

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------

   ---------------------------------------------------------------------
   PORTFOLIO PROFILE                                       June 30, 2000
   ---------------------------------------------------------------------
   COUNTRY DISTRIBUTION                                 % OF INVESTMENTS
     Hong Kong                                                    60.43%
     U.S.                                                         12.95%
     Republic of China                                            10.90%
     United Kingdom                                                5.92%
     Canada                                                        4.36%
     Other Foreign                                                 5.44%
   NUMBER OF SECURITIES                                              66

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products from around the globe.

PERFORMANCE

      [GRAPHIC: Linear graph plotted from data in table shown below]

                              GLOBAL RESOURCES FUND
     --------------------------------------------------------------------
                                              MICROPAL US:
                                                EQUITY
                                 GLOBAL         NATURAL
                                RESOURCES      RESOURCES          S&P
                                  FUND         FUND INDEX      500 INDEX
                               ----------      ----------      ----------
     06/29/90 ...........      $10,000.00      $10,000.00      $10,000.00
     07/31/90 ...........      $10,776.55      $10,499.38      $ 9,968.05
     08/31/90 ...........      $10,618.07      $10,149.89      $ 9,068.14
     09/28/90 ...........      $10,459.59      $ 9,963.03      $ 8,627.47
     10/31/90 ...........      $ 9,524.56      $ 9,366.66      $ 8,590.99
     11/30/90 ...........      $ 9,540.41      $ 9,455.04      $ 9,145.22
     12/31/90 ...........      $ 9,857.37      $ 9,359.44      $ 9,399.72
     01/31/91 ...........      $ 9,207.06      $ 9,192.17      $ 9,808.05
     02/28/91 ...........      $ 9,634.89      $ 9,980.92      $10,508.61
     03/28/91 ...........      $ 9,532.21      $ 9,853.77      $10,762.83
     04/30/91 ...........      $ 9,634.89      $ 9,893.99      $10,788.42
     05/31/91 ...........      $10,148.30      $10,136.28      $11,252.23
     06/28/91 ...........      $ 9,857.37      $ 9,648.76      $10,737.12
     07/31/91 ...........      $10,285.21      $10,029.49      $11,237.15
     08/30/91 ...........      $10,199.64      $10,179.23      $11,502.60
     09/30/91 ...........      $10,182.53      $ 9,990.20      $11,310.03
     10/31/91 ...........      $10,473.45      $10,212.54      $11,461.75
     11/29/91 ...........      $10,131.19      $ 9,571.52      $11,001.19
     12/31/91 ...........      $10,353.66      $ 9,694.39      $12,257.23
     01/31/92 ...........      $10,407.03      $ 9,638.91      $12,029.09
     02/28/92 ...........      $10,513.77      $ 9,703.88      $12,184.82
     03/31/92 ...........      $10,229.13      $ 9,361.61      $11,948.12
     04/30/92 ...........      $10,371.45      $ 9,693.20      $12,298.55
     05/29/92 ...........      $10,620.51      $10,001.13      $12,358.69
     06/30/92 ...........      $10,282.50      $ 9,665.98      $12,174.89
     07/31/92 ...........      $10,407.03      $10,102.40      $12,671.86
     08/31/92 ...........      $10,104.60      $10,082.55      $12,412.99
     09/30/92 ...........      $10,086.81      $10,167.37      $12,558.91
     10/30/92 ...........      $ 9,962.28      $ 9,972.83      $12,602.01
     11/30/92 ...........      $ 9,926.71      $ 9,845.52      $13,029.94
     12/31/92 ...........      $10,069.02      $ 9,958.39      $13,189.79
     01/29/93 ...........      $ 9,854.03      $10,145.56      $13,299.95
     02/26/93 ...........      $10,033.19      $10,650.25      $13,481.16
     03/31/93 ...........      $10,481.10      $11,224.76      $13,765.42
     04/30/93 ...........      $10,660.27      $11,497.37      $13,432.70
     05/28/93 ...........      $10,803.60      $11,909.66      $13,791.14
     06/30/93 ...........      $10,929.01      $11,994.64      $13,831.39
     07/30/93 ...........      $11,054.43      $12,029.13      $13,775.70
     08/31/93 ...........      $11,412.75      $12,553.32      $14,297.24
     09/30/93 ...........      $11,359.01      $12,225.79      $14,187.60
     10/29/93 ...........      $11,860.66      $12,396.46      $14,480.88
     11/30/93 ...........      $11,323.17      $11,713.42      $14,342.86
     12/31/93 ...........      $11,932.33      $11,992.01      $14,516.27
     01/31/94 ...........      $12,501.41      $12,541.20      $15,009.31
     02/28/94 ...........      $12,060.83      $12,244.15      $14,602.30
     03/31/94 ...........      $11,363.25      $11,586.93      $13,966.90
     04/29/94 ...........      $11,106.25      $11,868.98      $14,145.84
     05/31/94 ...........      $11,106.25      $12,070.23      $14,377.08
     06/30/94 ...........      $10,537.17      $12,002.17      $14,025.26
     07/29/94 ...........      $10,849.24      $12,378.42      $14,485.47
     08/31/94 ...........      $11,179.68      $12,503.25      $15,078.00
     09/30/94 ...........      $11,620.25      $12,567.65      $14,709.59
     10/31/94 ...........      $11,436.68      $12,647.00      $15,039.58
     11/30/94 ...........      $10,775.81      $11,735.33      $14,492.54
     12/30/94 ...........      $10,775.81      $11,700.42      $14,707.23
     01/31/95 ...........      $10,213.76      $11,255.03      $15,088.37
     02/28/95 ...........      $10,330.05      $11,653.81      $15,675.81
     03/31/95 ...........      $10,620.76      $12,232.65      $16,137.64
     04/28/95 ...........      $10,911.48      $12,694.08      $16,612.48
     05/31/95 ...........      $11,047.15      $12,915.59      $17,275.44
     06/30/95 ...........      $11,163.43      $12,915.08      $17,676.00
     07/31/95 ...........      $11,473.53      $13,326.91      $18,261.92
     08/31/95 ...........      $11,647.96      $13,406.72      $18,307.50
     09/29/95 ...........      $11,609.19      $13,367.69      $19,079.67
     10/31/95 ...........      $11,085.91      $12,706.61      $19,011.51
     11/30/95 ...........      $11,202.19      $13,294.47      $19,845.14
     12/29/95 ...........      $11,744.86      $13,934.57      $20,227.40
     01/31/96 ...........      $12,176.95      $14,435.96      $20,915.05
     02/29/96 ...........      $12,314.43      $14,704.44      $21,109.63
     03/29/96 ...........      $13,001.84      $15,439.93      $21,312.87
     04/30/96 ...........      $13,767.80      $16,291.02      $21,626.80
     05/31/96 ...........      $13,983.85      $16,546.92      $22,183.59
     06/28/96 ...........      $13,708.88      $16,259.62      $22,268.17
     07/31/96 ...........      $13,119.68      $15,543.11      $21,284.91
     08/30/96 ...........      $13,591.04      $16,496.80      $21,734.55
     09/30/96 ...........      $14,140.97      $16,862.84      $22,956.74
     10/31/96 ...........      $14,808.74      $17,537.33      $23,589.65
     11/29/96 ...........      $15,594.35      $18,280.55      $25,371.18
     12/31/96 ...........      $15,751.47      $18,330.72      $24,868.59
     01/31/97 ...........      $16,329.91      $18,713.36      $26,421.43
     02/28/97 ...........      $15,440.00      $18,040.06      $26,628.86
     03/31/97 ...........      $15,328.76      $17,665.26      $25,536.76
     04/30/97 ...........      $14,928.30      $17,427.45      $27,059.92
     05/30/97 ...........      $16,352.16      $18,875.63      $28,706.19
     06/30/97 ...........      $16,307.66      $18,911.98      $29,991.52
     07/31/97 ...........      $17,687.03      $20,023.72      $32,376.57
     08/29/97 ...........      $18,665.93      $20,362.59      $30,564.13
     09/30/97 ...........      $20,312.27      $21,688.13      $32,237.08
     10/31/97 ...........      $19,244.38      $20,491.66      $31,161.66
     11/28/97 ...........      $16,151.93      $18,838.11      $32,603.02
     12/31/97 ...........      $15,317.64      $18,669.97      $33,162.53
     01/30/98 ...........      $13,498.99      $17,955.02      $33,528.97
     02/27/98 ...........      $13,806.36      $18,633.64      $35,945.82
     03/31/98 ...........      $13,780.75      $19,250.22      $37,785.07
     04/30/98 ...........      $13,422.14      $19,815.49      $38,165.03
     05/29/98 ...........      $12,218.25      $18,283.87      $37,509.94
     06/30/98 ...........      $11,449.80      $17,225.02      $39,032.45
     07/31/98 ...........      $10,553.29      $15,466.56      $38,617.87
     08/31/98 ...........      $ 8,862.71      $12,574.75      $33,040.27
     09/30/98 ...........      $ 9,810.46      $14,578.73      $35,156.96
     10/30/98 ...........      $10,169.07      $15,046.66      $38,014.12
     11/30/98 ...........      $ 9,887.30      $14,446.87      $40,317.13
     12/31/98 ...........      $ 9,417.75      $14,157.93      $42,638.88
     01/29/99 ...........      $ 8,952.34      $13,496.18      $44,421.22
     02/26/99 ...........      $ 8,870.21      $13,094.52      $43,040.86
     03/31/99 ...........      $ 9,746.28      $15,089.65      $44,762.42
     04/30/99 ...........      $11,361.53      $17,619.26      $46,495.82
     05/28/99 ...........      $10,813.99      $17,005.89      $45,399.43
     06/30/99 ...........      $10,978.25      $17,845.93      $47,916.97
     07/30/99 ...........      $11,005.63      $18,103.79      $46,423.01
     08/31/99 ...........      $10,868.74      $18,384.87      $46,193.17
     09/30/99 ...........      $10,485.46      $17,962.30      $44,928.40
     10/29/99 ...........      $10,266.45      $17,262.10      $47,770.28
     11/30/99 ...........      $10,293.82      $17,033.20      $48,741.30
     12/31/99 ...........      $10,786.61      $18,109.73      $51,610.27
     01/31/00 ...........      $10,430.71      $17,407.72      $48,983.13
     02/29/00 ...........      $ 9,855.79      $17,254.09      $47,998.17
     03/31/00 ...........      $10,923.50      $19,297.62      $52,640.54
     04/28/00 ...........      $10,759.24      $19,117.93      $51,019.44
     05/31/00 ...........      $11,306.78      $20,812.11      $49,901.34
     06/30/00 ...........      $10,622.35      $20,297.41      $51,095.66


    -----------------------------------------------------------------------
    AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                              June 30, 2000
    -----------------------------------------------------------------------
                                              TEN YEAR  FIVE YEAR  ONE YEAR
                                              --------  ---------  --------
    Global Resources Fund                      0.61%     (0.99)%    (3.24)%
    S&P 500 Index                             17.72%     23.65 %     6.63 %
    Micropal US: Equity Natural
      Resources Fund Index                     7.34%      9.46 %    13.74 %

    Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The Micropal US: Equity Natural Resources Fund Index is composed of funds that invest the majority of their portfolios in equity shares of natural resource companies.

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------

THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

A positive outlook for global growth fueled a rise in basic materials in the latter half of 1999. The strength shown by the S&P Basic Materials Index over the early part of summer 1999 continued through August. The first interest rate rise by the Federal Open Market Committee (FOMC) put a damper on the sector, causing a decline in September. After a lackluster October and November, December saw strong gains. The S&P Basic Materials Index rallied, hitting its highs in the last few days of 1999. This rise was attributed to investors seeking a safe haven for their money and hedging against any potential Y2K issues.

Once the new year began, investors started taking profits in the basic materials sector, which resulted in falling equity prices. A strong economy and the outstanding gains being made in the technology sector grabbed the attention of the market, resulting in capital flight from basic materials. For the first three months of 2000, the S&P basic materials sector lost nearly 13 percent.

Interest rate hikes finally started taking effect at the end of March, signaled by weakness in the broader market. The prognosis of a slowing economy, both domestically and globally, exacted a heavy toll on the basic materials sector. Not only were the losses from the first quarter not made up, but the S&P Basic Materials Index lost another 14 percent for the second quarter.

For the period under review, commodity prices in the energy sector soared. Crude oil prices rose from $19.36 to $32.45 per barrel, a gain of 67.6 percent, and natural gas prices rose from $2.32 to close at $4.29 per BTU, a gain of 84.9 percent.

The staggering rise in crude and natural gas prices is a direct result of increasing demand coupled with a tight supply environment for the commodities. Currently the United States' crude oil and natural gas inventories are 20 percent below normal levels and are expected to remain low through the winter season. Natural gas has been gaining momentum as the preferred fuel of choice for utilities and industries because of governmental promotion of natural gas as a cleaner burning fuel versus traditional fuel sources such as coal and crude oil. Demand for crude oil continues to outpace available supply at this time. Global demand for crude oil is expected to grow by 2.5 percent in 2000, according to analysts. The fundamentals for high and sustainable oil and natural gas prices remain strong.

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------

Despite crude oil rallying 67.6 percent and natural gas prices rising 84.9 percent, energy-related stocks are trading at a discount to the market. For the period under review, natural gas-related companies rose 28.0 percent, oil equipment and services companies rose 20.5 percent and oil exploration and production companies rose 9.4 percent, while major integrated oil companies and refining and marketing companies declined by 5.3 percent.

CURRENT OUTLOOK

The fundamentals for the basic materials sector continue to improve. Although demand is not growing as fast as it has in recent quarters, growth is still positive. If this growth is coupled with extremely high capacity utilization and very little new production, the fundamental outlook for the sector will be very tight. This should result in strong commodity prices increasing the earnings of the companies, which in turn should lead to higher equity prices.

We expect the upcoming year to be one of the strongest in the basic materials and energy sectors in recent history. The improving economies of Asia and Europe, along with the continued strength of the U.S., should drive commodity consumption much higher. Analysts forecast commodity prices to remain high despite the Organization of Petroleum Exporting Countries (OPEC) reaching a consensus to increase oil supply by 708,000 barrels of oil per day. A tight supply market for crude oil and natural gas for 2000 and 2001 should be primarily responsible for higher sustainable prices for crude oil and natural gas. This bodes well for profitability for energy-related stocks, especially exploration and production companies.

The last few years of low demand have meant that both production capacity and stockpiles are low and the anticipated rising demand should drive commodity prices higher, thereby improving the earnings outlooks for all companies. The S&P earnings outlook for 2000 is dominated by two sectors. Energy and basic materials take the top two positions, with analysts' expectation that earnings will grow at 74 percent and 50 percent, respectively.

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
---------------------------------------------------------------------------
   EXXON MOBIL CORP.                                              15.05%
     PETROLEUM PRODUCTION & REFINING
   ---------------------------------------------------------------------
   ENRON CORP.                                                     6.32%
     UTILITIES
   ---------------------------------------------------------------------
   SCHLUMBERGER LTD.                                               6.22%
     OIL & GAS EXTRACTION
   ---------------------------------------------------------------------
   ALCOA, INC.                                                     4.59%
     METAL & MINERAL MINING
   ---------------------------------------------------------------------
   CHEVRON CORP.                                                   4.28%
     PETROLEUM PRODUCTION & REFINING
   ---------------------------------------------------------------------
   TEXACO, INC.                                                    3.45%
     PETROLEUM PRODUCTION & REFINING
   ---------------------------------------------------------------------
   BAKER HUGHES, INC.                                              2.56%
     OIL & GAS FIELD SERVICES
   ---------------------------------------------------------------------
   PHILLIPS PETROLEUM CO.                                          2.56%
     OIL & GAS EXTRACTION
   ---------------------------------------------------------------------
   HALLIBURTON CO.                                                 2.38%
     OIL & GAS INTEGRATED
   ---------------------------------------------------------------------
   DOW CHEMICAL CO.                                                2.28%
     CHEMICALS & ALLIED PRODUCTS
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
---------------------------------------------------------------------------
   PETROLEUM PRODUCTION & REFINING                                29.78%
   OIL & GAS EXTRACTION                                           24.95%
   UTILITIES                                                       9.66%
   METAL & MINERAL MINING                                          7.95%
   OIL & GAS FIELD SERVICES                                        6.17%

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------


---------------------------------------------------------------------------
 PORTFOLIO PROFILE                                           June 30, 2000
---------------------------------------------------------------------------
   COUNTRY DISTRIBUTION                                 % OF INVESTMENTS
     U.S.                                                         82.54%
     Canada                                                        9.26%
     Netherlands                                                   2.22%
     France                                                        1.77%
     Other Foreign                                                 4.21%
   NUMBER OF SECURITIES                                              73

---------------------------------------------------------------------------
 GOLD FUNDS
---------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The World Gold Fund focuses on a variety of gold and precious metals companies, including the smaller production and exploration companies. The fund seeks long-term growth of capital, plus protection against inflation and monetary instability.

The Gold Shares Fund's primary objective is capital appreciation and protection against inflation and monetary instability. It also pursues current income as a secondary objective. The fund focuses on the larger companies producing gold and precious metals.

PERFORMANCE

---------------------------------------------------------------------------
 WORLD GOLD FUND
---------------------------------------------------------------------------

      [GRAPHIC: Linear graph plotted from data in table shown below]

                                                 PHILADELPHIA
                                TORONTO STOCK        STOCK
                                EXCHANGE GOLD      EXCHANGE
                  WORLD GOLD      & PRECIOUS        GOLD &        S&P 500
                     FUND       MINERALS INDEX   SILVER INDEX      INDEX
                  ----------      ----------      ----------     ----------
     06/29/90     $10,000.00      $10,000.00      $10,000.00     $10,000.00
     07/31/90     $10,648.15      $10,777.65      $10,739.28     $ 9,968.05
     08/31/90     $10,462.96      $10,757.02      $10,650.57     $ 9,068.14
     09/28/90     $10,370.37      $10,718.66      $10,679.15     $ 8,627.47
     10/31/90     $ 8,638.89      $ 8,990.63      $ 8,849.68     $ 8,590.99
     11/30/90     $ 8,601.85      $ 8,759.49      $ 8,402.17     $ 9,145.22
     12/31/90     $ 9,351.85      $ 9,587.08      $ 9,565.30     $ 9,399.72
     01/31/91     $ 8,064.81      $ 8,040.26      $ 7,916.21     $ 9,808.05
     02/28/91     $ 8,518.52      $ 8,771.31      $ 8,477.08     $10,508.61
     03/28/91     $ 8,462.96      $ 8,714.11      $ 8,308.53     $10,762.83
     04/30/91     $ 8,287.04      $ 8,255.89      $ 7,941.84     $10,788.42
     05/31/91     $ 8,657.41      $ 8,528.71      $ 8,114.34     $11,252.23
     06/28/91     $ 9,296.30      $ 9,021.87      $ 8,887.14     $10,737.12
     07/31/91     $ 9,324.07      $ 8,957.64      $ 8,669.30     $11,237.15
     08/30/91     $ 8,398.15      $ 8,005.11      $ 7,482.50     $11,502.60
     09/30/91     $ 8,527.78      $ 7,876.50      $ 7,770.33     $11,310.03
     10/31/91     $ 9,388.89      $ 8,652.19      $ 8,171.51     $11,461.75
     11/29/91     $ 9,444.44      $ 8,725.55      $ 8,292.76     $11,001.19
     12/31/91     $ 9,037.04      $ 8,365.65      $ 7,963.53     $12,257.23
     01/31/92     $ 9,259.26      $ 8,289.21      $ 8,233.61     $12,029.09
     02/28/92     $ 9,129.63      $ 8,056.10      $ 8,023.66     $12,184.82
     03/31/92     $ 8,490.74      $ 7,444.57      $ 7,101.03     $11,948.12
     04/30/92     $ 7,685.19      $ 7,149.52      $ 6,893.05     $12,298.55
     05/29/92     $ 8,287.04      $ 7,734.05      $ 7,394.78     $12,358.69
     06/30/92     $ 8,805.56      $ 8,036.88      $ 7,739.77     $12,174.89
     07/31/92     $ 9,296.30      $ 8,806.06      $ 8,144.90     $12,671.86
     08/31/92     $ 9,074.07      $ 8,804.20      $ 7,774.27     $12,412.99
     09/30/92     $ 9,074.07      $ 8,655.88      $ 7,930.01     $12,558.91
     10/30/92     $ 8,703.70      $ 8,517.81      $ 7,452.93     $12,602.01
     11/30/92     $ 8,018.52      $ 7,653.30      $ 6,486.94     $13,029.94
     12/31/92     $ 8,611.11      $ 8,189.15      $ 7,028.09     $13,189.79
     01/29/93     $ 8,203.70      $ 8,059.85      $ 7,050.76     $13,299.95
     02/26/93     $ 8,870.37      $ 9,133.17      $ 7,489.40     $13,481.16
     03/31/93     $ 9,898.15      $10,234.67      $ 8,557.91     $13,765.42
     04/30/93     $11,342.59      $11,921.18      $ 9,739.77     $13,432.70
     05/28/93     $12,870.37      $13,365.80      $10,952.19     $13,791.14
     06/30/93     $13,509.26      $14,470.47      $11,477.58     $13,831.39
     07/30/93     $16,064.81      $15,670.88      $12,705.77     $13,775.70
     08/31/93     $14,787.04      $14,458.86      $11,618.53     $14,297.24
     09/30/93     $12,935.19      $12,649.17      $10,262.20     $14,187.60
     10/29/93     $15,064.81      $15,131.65      $12,168.56     $14,480.88
     11/30/93     $14,787.04      $14,948.49      $11,701.33     $14,342.86
     12/31/93     $16,342.59      $16,148.79      $13,002.46     $14,516.27
     01/31/94     $16,907.41      $16,302.24      $12,995.56     $15,009.31
     02/28/94     $16,027.78      $15,237.44      $12,655.50     $14,602.30
     03/31/94     $16,055.56      $15,597.71      $13,178.91     $13,966.90
     04/29/94     $14,768.52      $13,786.30      $11,279.45     $14,145.84
     05/31/94     $15,472.22      $14,813.72      $11,860.03     $14,377.08
     06/30/94     $14,472.22      $13,849.38      $11,360.28     $14,025.26
     07/29/94     $14,490.74      $13,777.11      $11,015.28     $14,485.47
     08/31/94     $15,157.41      $14,465.51      $11,682.60     $15,078.00
     09/30/94     $16,064.81      $16,397.09      $13,034.01     $14,709.59
     10/31/94     $15,185.19      $14,819.38      $11,573.19     $15,039.58
     11/30/94     $13,268.52      $12,821.03      $10,123.21     $14,492.54
     12/30/94     $13,574.07      $13,753.56      $10,776.74     $14,707.23
     01/31/95     $12,145.22      $12,044.39      $ 9,598.82     $15,088.37
     02/28/95     $12,405.02      $12,898.04      $10,234.60     $15,675.81
     03/31/95     $13,833.86      $14,636.43      $12,022.67     $16,137.64
     04/28/95     $14,214.27      $14,686.71      $11,525.87     $16,612.48
     05/31/95     $14,186.44      $15,321.49      $11,828.49     $17,275.44
     06/30/95     $14,668.91      $15,440.70      $11,847.22     $17,676.00
     07/31/95     $15,309.11      $15,413.79      $11,700.34     $18,261.92
     08/31/95     $15,726.63      $15,708.70      $12,090.69     $18,307.50
     09/29/95     $15,717.35      $15,879.61      $12,242.48     $19,079.67
     10/31/95     $14,102.93      $13,958.13      $10,564.81     $19,011.51
     11/30/95     $15,309.11      $15,495.28      $11,937.90     $19,845.14
     12/29/95     $15,735.91      $15,478.52      $11,869.89     $20,227.40
     01/31/96     $18,278.14      $17,767.98      $13,903.40     $20,915.05
     02/29/96     $18,769.89      $18,424.13      $14,200.10     $21,109.63
     03/29/96     $19,771.94      $18,572.11      $14,177.43     $21,312.87
     04/30/96     $20,384.31      $18,410.63      $14,137.01     $21,626.80
     05/31/96     $22,462.63      $19,566.26      $14,676.20     $22,183.59
     06/28/96     $19,595.66      $16,467.53      $12,199.11     $22,268.17
     07/31/96     $19,094.63      $16,550.46      $12,257.27     $21,284.91
     08/30/96     $20,838.94      $17,441.77      $12,276.98     $21,734.55
     09/30/96     $20,226.58      $16,519.54      $11,353.38     $22,956.74
     10/31/96     $19,697.72      $16,779.09      $11,394.78     $23,589.65
     11/29/96     $19,382.26      $17,291.37      $11,847.22     $25,371.18
     12/31/96     $18,807.00      $16,812.55      $11,508.13     $24,868.59
     01/31/97     $17,756.72      $16,086.53      $10,862.49     $26,421.43
     02/28/97     $19,562.82      $17,221.01      $12,070.97     $26,628.86
     03/31/97     $17,226.67      $13,969.46      $10,263.18     $25,536.76
     04/30/97     $16,382.51      $12,840.38      $ 9,251.85     $27,059.92
     05/30/97     $17,265.93      $13,903.98      $10,281.91     $28,706.19
     06/30/97     $15,656.14      $12,317.04      $ 9,423.36     $29,991.52
     07/31/97     $14,910.15      $12,270.11      $ 9,652.05     $32,376.57
     08/29/97     $15,263.51      $12,091.84      $ 9,745.69     $30,564.13
     09/30/97     $15,911.35      $13,410.79      $10,793.49     $32,237.08
     10/31/97     $13,241.47      $10,978.72      $ 8,665.35     $31,161.66
     11/28/97     $10,502.87      $ 8,181.83      $ 6,980.78     $32,603.02
     12/31/97     $11,081.02      $ 9,153.84      $ 7,312.96     $33,162.53
     01/30/98     $12,035.08      $ 9,569.37      $ 7,389.85     $33,528.97
     02/27/98     $11,399.04      $ 9,350.96      $ 7,437.16     $35,945.82
     03/31/98     $12,174.21      $10,028.98      $ 8,050.27     $37,785.07
     04/30/98     $12,681.06      $10,751.85      $ 8,667.32     $38,165.03
     05/29/98     $10,882.25      $ 9,197.14      $ 7,364.22     $37,509.94
     06/30/98     $ 9,799.00      $ 8,520.72      $ 7,069.49     $39,032.45
     07/31/98     $ 9,113.27      $ 7,376.57      $ 6,202.07     $38,617.87
     08/31/98     $ 7,125.64      $ 5,578.27      $ 4,819.12     $33,040.27
     09/30/98     $ 9,838.75      $ 8,841.17      $ 7,391.82     $35,156.96
     10/30/98     $ 9,709.55      $ 8,958.49      $ 7,431.25     $38,014.12
     11/30/98     $ 9,063.58      $ 8,392.21      $ 6,994.58     $40,317.13
     12/31/98     $ 9,333.89      $ 7,970.93      $ 6,404.14     $42,638.88
     01/29/99     $ 8,935.86      $ 7,754.83      $ 6,235.58     $44,421.22
     02/26/99     $ 8,746.79      $ 7,295.39      $ 5,969.44     $43,040.86
     03/31/99     $ 8,567.68      $ 7,104.95      $ 5,890.59     $44,762.42
     04/30/99     $ 9,592.62      $ 8,420.05      $ 7,237.06     $46,495.82
     05/28/99     $ 7,841.27      $ 6,967.84      $ 6,000.00     $45,399.43
     06/30/99     $ 7,751.71      $ 7,397.06      $ 6,597.34     $47,916.97
     07/30/99     $ 7,313.87      $ 6,980.26      $ 6,197.14     $46,423.01
     08/31/99     $ 7,622.35      $ 7,215.20      $ 6,637.75     $46,193.17
     09/30/99     $ 9,602.57      $ 9,061.46      $ 7,911.29     $44,928.40
     10/29/99     $ 8,617.43      $ 7,794.27      $ 6,855.59     $47,770.28
     11/30/99     $ 8,239.30      $ 7,344.66      $ 6,608.18     $48,741.30
     12/31/99     $ 8,149.74      $ 7,003.07      $ 6,699.85     $51,610.27
     01/31/00     $ 7,234.26      $ 6,225.44      $ 5,912.27     $48,983.13
     02/29/00     $ 7,353.67      $ 6,065.70      $ 5,890.59     $47,998.17
     03/31/00     $ 6,796.43      $ 5,694.67      $ 5,569.25     $52,640.54
     04/28/00     $ 6,458.10      $ 6,042.28      $ 5,396.75     $51,019.44
     05/31/00     $ 6,259.08      $ 6,341.15      $ 5,547.56     $49,901.34
     06/30/00     $ 6,398.39      $ 6,403.57      $ 5,698.37     $51,095.66


    -----------------------------------------------------------------------
    AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                              June 30, 2000
    -----------------------------------------------------------------------
                                              TEN YEAR  FIVE YEAR  ONE YEAR
                                              --------  ---------  --------
    World Gold Fund                           (4.37)%    (15.29)%  (17.46)%
    S&P 500 Index                             17.72 %     23.65 %    6.63 %
    Toronto Stock Exchange Gold & Precious
    Minerals Index                            (4.36)%    (16.14)%  (13.43)%
    Philadelphia Stock Exchange Gold &
      Silver Index                            (5.47)%    (13.62)%  (13.63)%

    Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The Toronto Stock Exchange Gold & Precious Minerals Index
    (TSE)  is a  capitalization-weighted  index  designed  to  measure  the performance of the gold and silver sector of the TSE 300 Index. The Philadelphia Stock Exchange Gold & Silver Index (XAU) is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.

---------------------------------------------------------------------------
 GOLD FUNDS
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 GOLD SHARES FUND
---------------------------------------------------------------------------

      [GRAPHIC: Linear graph plotted from data in table shown below]

                                JOHANNESBURG      FINANCIAL
                  GOLD SHARES     ALL GOLD       TIMES GOLD       S&P 500
                     FUND          INDEX         MINES INDEX       INDEX
                  ----------     ----------      -----------     ----------
     06/29/90     $10,000.00     $10,000.00                      $10,000.00
     07/31/90     $10,575.92     $10,583.92                      $ 9,968.05
     08/31/90     $10,445.03     $11,414.63                      $ 9,068.14
     09/28/90     $ 9,947.64     $10,897.27                      $ 8,627.47
     10/31/90     $ 9,267.02     $ 9,804.47                      $ 8,590.99
     11/30/90     $ 8,900.52     $ 8,768.68                      $ 9,145.22
     12/31/90     $ 8,979.06     $ 8,190.61                      $ 9,399.72
     01/31/91     $ 7,987.34     $ 7,469.09                      $ 9,808.05
     02/28/91     $ 8,657.42     $ 7,248.48                      $10,508.61
     03/28/91     $ 7,933.73     $ 6,212.94                      $10,762.83
     04/30/91     $ 8,121.36     $ 6,558.36                      $10,788.42
     05/31/91     $ 9,113.07     $ 7,621.02                      $11,252.23
     06/28/91     $ 9,622.33     $ 8,299.84                      $10,737.12
     07/31/91     $ 9,298.89     $ 8,065.88                      $11,237.15
     08/30/91     $ 7,681.69     $ 6,540.79                      $11,502.60
     09/30/91     $ 8,139.90     $ 7,040.35                      $11,310.03
     10/31/91     $ 8,409.43     $ 7,251.88                      $11,461.75
     11/29/91     $ 8,786.78     $ 7,680.92                      $11,001.19
     12/31/91     $ 7,573.88     $ 7,189.74                      $12,257.23
     01/31/92     $ 7,546.34     $ 7,946.48      $10,000.00      $12,029.09
     02/28/92     $ 6,802.72     $ 7,540.77      $ 9,504.15      $12,184.82
     03/31/92     $ 6,692.56     $ 6,875.25      $ 8,900.85      $11,948.12
     04/30/92     $ 6,224.35     $ 6,124.01      $ 8,398.20      $12,298.55
     05/29/92     $ 6,637.47     $ 6,725.75      $ 8,899.56      $12,358.69
     06/30/92     $ 6,114.19     $ 6,894.73      $ 9,123.62      $12,174.89
     07/31/92     $ 5,808.48     $ 6,739.39      $ 9,367.35      $12,671.86
     08/31/92     $ 5,308.23     $ 5,953.70      $ 8,818.10      $12,412.99
     09/30/92     $ 4,780.18     $ 5,568.79      $ 8,475.29      $12,558.91
     10/30/92     $ 4,113.18     $ 4,810.46      $ 7,710.15      $12,602.01
     11/30/92     $ 3,835.26     $ 4,969.30      $ 6,963.90      $13,029.94
     12/31/92     $ 3,724.10     $ 4,562.06      $ 7,158.25      $13,189.79
     01/29/93     $ 3,923.09     $ 5,118.60      $ 7,278.29      $13,299.95
     02/26/93     $ 4,264.23     $ 5,393.37      $ 8,111.58      $13,481.16
     03/31/93     $ 5,060.22     $ 6,617.27      $ 9,500.14      $13,765.42
     04/30/93     $ 5,884.64     $ 8,056.01      $11,110.67      $13,432.70
     05/28/93     $ 7,021.77     $10,111.81      $13,158.72      $13,791.14
     06/30/93     $ 7,135.48     $ 9,971.15      $13,664.95      $13,831.39
     07/30/93     $ 8,109.81     $10,827.74      $15,456.59      $13,775.70
     08/31/93     $ 6,648.32     $ 9,013.88      $13,506.32      $14,297.24
     09/30/93     $ 6,333.10     $ 7,653.75      $12,083.34      $14,187.60
     10/29/93     $ 7,106.83     $ 9,114.56      $14,147.78      $14,480.88
     11/30/93     $ 7,049.51     $ 9,479.80      $13,832.10      $14,342.86
     12/31/93     $ 8,339.06     $11,057.14      $15,978.00      $14,516.27
     01/31/94     $ 7,499.36     $ 9,874.93      $15,494.17      $15,009.31
     02/28/94     $ 7,036.08     $10,022.65      $14,481.78      $14,602.30
     03/31/94     $ 6,949.21     $10,087.23      $14,570.18      $13,966.90
     04/29/94     $ 7,151.90     $ 9,908.57      $13,575.12      $14,145.84
     05/31/94     $ 6,920.26     $ 9,209.87      $13,990.51      $14,377.08
     06/30/94     $ 7,267.72     $ 9,971.06      $13,671.75      $14,025.26
     07/29/94     $ 7,531.47     $10,140.45      $14,040.62      $14,485.47
     08/31/94     $ 8,352.02     $11,124.64      $14,906.12      $15,078.00
     09/30/94     $ 9,348.40     $11,937.52      $16,637.63      $14,709.59
     10/31/94     $ 8,850.21     $11,084.30      $15,432.54      $15,039.58
     11/30/94     $ 7,736.61     $ 9,691.88      $13,524.51      $14,492.54
     12/30/94     $ 8,117.57     $ 9,956.92      $14,143.19      $14,707.23
     01/31/95     $ 6,214.55     $ 7,441.41      $11,724.57      $15,088.37
     02/28/95     $ 6,571.37     $ 7,387.00      $12,387.42      $15,675.81
     03/31/95     $ 6,868.72     $ 7,166.00      $13,814.13      $16,137.64
     04/28/95     $ 6,541.64     $ 7,028.48      $13,810.41      $16,612.48
     05/31/95     $ 6,363.23     $ 6,574.46      $13,608.54      $17,275.44
     06/30/95     $ 6,452.43     $ 6,904.18      $13,797.52      $17,676.00
     07/31/95     $ 6,965.01     $ 7,249.39      $13,958.58      $18,261.92
     08/31/95     $ 6,934.86     $ 7,302.55      $14,119.64      $18,307.50
     09/29/95     $ 6,874.55     $ 7,230.89      $14,214.13      $19,079.67
     10/31/95     $ 5,819.25     $ 6,077.07      $12,332.94      $19,011.51
     11/30/95     $ 5,879.55     $ 6,177.61      $13,509.76      $19,845.14
     12/29/95     $ 5,939.85     $ 6,428.05      $13,696.59      $20,227.40
     01/31/96     $ 7,256.42     $ 8,114.86      $16,504.77      $20,915.05
     02/29/96     $ 7,042.10     $ 8,049.79      $16,751.73      $21,109.63
     03/29/96     $ 6,644.06     $ 7,807.97      $16,707.35      $21,312.87
     04/30/96     $ 6,674.68     $ 7,835.28      $16,654.38      $21,626.80
     05/31/96     $ 6,858.39     $ 8,054.80      $17,014.44      $22,183.59
     06/28/96     $ 5,694.91     $ 6,934.66      $14,435.32      $22,268.17
     07/31/96     $ 5,633.01     $ 6,852.82      $14,285.71      $21,284.91
     08/30/96     $ 5,602.06     $ 6,945.58      $14,541.26      $21,734.55
     09/30/96     $ 5,106.85     $ 6,355.37      $13,255.64      $22,956.74
     10/31/96     $ 5,014.00     $ 6,438.17      $13,441.04      $23,589.65
     11/29/96     $ 4,673.54     $ 5,771.64      $13,401.67      $25,371.18
     12/31/96     $ 4,425.94     $ 5,616.43      $13,053.06      $24,868.59
     01/31/97     $ 3,983.34     $ 5,155.96      $12,156.85      $26,421.43
     02/28/97     $ 4,552.39     $ 6,093.60      $13,653.64      $26,628.86
     03/31/97     $ 3,920.12     $ 5,135.64      $11,717.34      $25,536.76
     04/30/97     $ 3,603.98     $ 4,655.71      $10,512.60      $27,059.92
     05/30/97     $ 3,667.21     $ 4,582.70      $11,237.02      $28,706.19
     06/30/97     $ 3,047.57     $ 3,710.98      $ 9,970.01      $29,991.52
     07/31/97     $ 3,112.42     $ 3,714.11      $10,122.48      $32,376.57
     08/29/97     $ 3,144.84     $ 3,777.95      $10,106.73      $30,564.13
     09/30/97     $ 3,079.99     $ 3,835.88      $10,916.33      $32,237.08
     10/31/97     $ 2,399.15     $ 3,249.15      $ 8,887.68      $31,161.66
     11/28/97     $ 1,848.00     $ 2,612.03      $ 6,998.05      $32,603.02
     12/31/97     $ 1,886.90     $ 2,873.63      $ 7,574.86      $33,162.53
     01/30/98     $ 1,886.90     $ 3,112.81      $ 8,001.49      $33,528.97
     02/27/98     $ 1,721.38     $ 2,760.53      $ 7,709.43      $35,945.82
     03/31/98     $ 1,754.49     $ 2,817.62      $ 8,196.91      $37,785.07
     04/30/98     $ 1,853.80     $ 3,724.62      $ 9,294.27      $38,165.03
     05/29/98     $ 1,489.66     $ 3,159.54      $ 7,781.73      $37,509.94
     06/30/98     $ 1,254.62     $ 2,583.39      $ 7,114.30      $39,032.45
     07/31/98     $ 1,264.56     $ 2,598.36      $ 6,446.93      $38,617.87
     08/31/98     $   973.24     $ 2,127.15      $ 5,022.08      $33,040.27
     09/30/98     $ 1,357.25     $ 3,256.38      $ 7,880.51      $35,156.96
     10/30/98     $ 1,327.45     $ 3,298.49      $ 7,967.85      $38,014.12
     11/30/98     $ 1,244.69     $ 3,195.62      $ 7,552.67      $40,317.13
     12/31/98     $ 1,264.56     $ 2,584.03      $ 6,689.31      $42,638.88
     01/29/99     $ 1,208.28     $ 2,691.84      $ 6,672.56      $44,421.22
     02/26/99     $ 1,181.80     $ 2,386.28      $ 6,237.91      $43,040.86
     03/31/99     $ 1,175.18     $ 2,578.03      $ 6,220.52      $44,762.42
     04/30/99     $ 1,307.59     $ 2,612.16      $ 7,286.38      $46,495.82
     05/28/99     $ 1,102.35     $ 2,569.86      $ 5,929.32      $45,399.43
     06/30/99     $ 1,132.14     $ 2,642.47      $ 6,335.41      $47,916.97
     07/30/99     $ 1,059.31     $ 2,458.63      $ 6,045.93      $46,423.01
     08/31/99     $ 1,115.59     $ 2,855.32      $ 6,428.18      $46,193.17
     09/30/99     $ 1,420.14     $ 3,657.45      $ 8,083.09      $44,928.40
     10/29/99     $ 1,271.18     $ 3,427.61      $ 7,012.79      $47,770.28
     11/30/99     $ 1,218.21     $ 3,159.63      $ 6,700.55      $48,741.30
     12/31/99     $ 1,231.45     $ 3,280.30      $ 6,644.93      $51,610.27
     01/31/00     $ 1,082.49     $ 3,067.55      $ 5,864.04      $48,983.13
     02/29/00     $ 1,089.11     $ 3,387.05      $ 6,049.15      $47,998.17
     03/31/00     $ 1,006.35     $ 3,074.46      $ 5,595.53      $52,640.54
     04/28/00     $   926.90     $ 2,664.01      $ 5,413.85      $51,019.44
     05/31/00     $   926.90     $ 2,839.58      $ 5,577.35      $49,901.34
     06/30/00     $   966.62     $ 2,914.31      $ 5,780.00      $51,095.66


    -----------------------------------------------------------------------
    AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                              June 30, 2000
    -----------------------------------------------------------------------
                                              TEN YEAR  FIVE YEAR  ONE YEAR
                                              --------  ---------  --------
    Gold Shares Fund                          (20.84)%   (31.59)%  (14.62)%
    S&P 500 Index                              17.72 %    23.65 %    6.63 %
    Financial Times Gold Mines Index             n/a     (15.97)%   (8.77)%
    Johannesburg All Gold Index               (11.60)%   (15.84)%   10.29 %

    Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The Financial Times Gold Mines Index is a market capitalization-weighted total return index of the leading North American, Australian and African gold mining companies. The Johannesburg All Gold Index is a capitalization-weighted index of all domestic gold stocks traded on the Johannesburg Stock Exchange.


THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUNDS

The last half of 1999 saw the gold market being rocked by several events that resulted in gold having a stronger fundamental position than it has had for several years. It was a very volatile period for gold and gold equities for three reasons: gold auctions by the Bank of England; the Washington Agreement which limits the lending of 15 central banks governed by its covenants; and concerns over hedge books.

Gold hit a 23-year low on August 25, 1999, closing at $252 per ounce. This was the end of a four-month decline in the price after the first Bank of England auction. Gold continued to trade in a very narrow range around $255 until the second Bank of England auction in early September. The

---------------------------------------------------------------------------
 GOLD FUNDS
---------------------------------------------------------------------------

result of this auction was very positive in its outlook for the market. One of the major gold mining companies purchased nearly half of the auctioned amount. This purchase indicated that the economics of buying gold and then selling it were better than those of mining the gold and then selling it at that price. Gold rose sharply on the back of that purchase. Another major announcement came the following week when 15 central banks announced the limitations of their sales and lending activities. This removed the speculation about large gold supply in the market and gold reacted immediately, gaining approximately 25 percent in a few days.

The ensuing rally in the equities markets was short-lived. Concerns over the hedge positions of two companies spread through the sector, and the resulting sell-off brought the price of all the gold equities down. Very light trading in both the physical and the equity market characterized the rest of 1999, and gold was unable to repeat the highs that it had seen in October.

After an initial price increase around the beginning of 2000, the first six months of the year were quiet with the exception of one rally that occurred in February. Placer Dome announced its intention to limit their hedging program in an effort to increase their exposure to a gold price rally. This immediately resulted in a $20 price rally in the gold market. Speculation that Barrick Gold would follow suit further lifted the market. For most of February gold stayed above $300 per ounce, but started to recede once the initial excitement had died down.

A strong dollar and the initiation of gold sales by the Swiss Central Bank kept a lid on the gold price until the last few weeks of June. Concerns over inflation and a slowing economy served to weaken the dollar and to lift gold, giving gold an approximate 10 percent return for the fiscal year ended June 30, 2000.

CURRENT OUTLOOK

The fundamental demand outlook for gold is very positive; however, on the supply side the price has been dampened because of central bank sales. Once governments stop selling bullion, the price could rise substantially. A slowing economy and weaker dollar will be favorable for a stronger gold price over the coming months. There have also been two mergers among the major North American precious metals companies and a succession of mergers and acquisitions in the global market. The corporate activity and the lack of new mine development will serve to tighten gold supply. The weakening economic picture should also provide additional underpinning to the gold price, improving the outlook for gold throughout the next year.

---------------------------------------------------------------------------
 GOLD FUNDS
---------------------------------------------------------------------------

WORLD GOLD FUND

   ---------------------------------------------------------------------
   TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
   ---------------------------------------------------------------------
   PLACER DOME, INC.                                              10.86%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------------
   GOLDCORP, INC.                                                  8.87%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------------
   HOMESTAKE MINING                                                7.87%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------------
   NEWMONT MINING CORP.                                            7.65%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------------
   IAMGOLD CORP.                                                   5.31%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------------
   DELTA GOLD NL                                                   5.09%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------------
   FREEPORT-MCMORAN COPPER & GOLD, INC.                            5.09%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------------
   FRANCO-NEVADA MINING CORP., LTD.                                3.55%
     MINING FINANCE
   ---------------------------------------------------------------------
   RANGERS MINERALS NL                                             3.37%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------------
   BARRICK GOLD CORP.                                              3.36%
     SENIOR GOLD PRODUCERS


   ---------------------------------------------------------------------
   TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
   ---------------------------------------------------------------------
   SENIOR GOLD PRODUCERS .......................................  51.37%
   GOLD/MINERAL EXPLORATION & DEVELOPMENT ......................  21.10%
   INTERMEDIATE & JUNIOR GOLD PRODUCERS ........................  16.67%
   DIAMOND MINING & EXPLORATION ................................   6.81%
   MINING FINANCE ..............................................   3.55%

---------------------------------------------------------------------------
 GOLD FUNDS
---------------------------------------------------------------------------

   GOLD SHARES FUND
   TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
   ---------------------------------------------------------------------
   NEWMONT MINING CORP.                                           10.02%
     GOLD MINING - NORTH AMERICA
   ---------------------------------------------------------------------
   HARMONY GOLD MINING                                             8.07%
     GOLD MINING - AFRICA
   ---------------------------------------------------------------------
   GOLD FIELDS LTD.                                                8.04%
     GOLD MINING - AFRICA
   ---------------------------------------------------------------------
   PLACER DOME, INC.                                               7.26%
     GOLD MINING - NORTH AMERICA
   ---------------------------------------------------------------------
   GOLDCORP, INC.                                                  6.26%
     GOLD MINING - NORTH AMERICA
   ---------------------------------------------------------------------
   FREEPORT-MCMORAN COPPER & GOLD, INC.                            5.42%
     GOLD MINING - NORTH AMERICA
   ---------------------------------------------------------------------
   HOMESTAKE MINING                                                5.37%
     GOLD MINING - NORTH AMERICA
   ---------------------------------------------------------------------
   DE BEERS CENTENARY/                                             4.75%
   DE BEERS CONSOLIDATED MINES
     DIAMOND MINING & EXPLORATION
   ---------------------------------------------------------------------
   IMPALA PLATINUM HOLDINGS LTD.                                   4.37%
     DIVERSIFIED OPERATIONS
   ---------------------------------------------------------------------
   BARRICK GOLD CORP.                                              4.27%
     GOLD MINING - NORTH AMERICA


   TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
   ---------------------------------------------------------------------
   GOLD MINING - NORTH AMERICA ................................   47.78%
   GOLD MINING - AFRICA .......................................   23.70%
   DIAMOND MINING & EXPLORATION ...............................   10.19%
   DIVERSIFIED OPERATIONS .....................................    8.44%
   GOLD MINING - AUSTRALIA ....................................    7.42%

---------------------------------------------------------------------------
 GOLD FUNDS
---------------------------------------------------------------------------

   WORLD GOLD FUND
   ---------------------------------------------------------------------
   PORTFOLIO PROFILE                                       June 30, 2000
   ---------------------------------------------------------------------
   COUNTRY DISTRIBUTION                                 % OF INVESTMENTS
     Canada                                                       52.37%
     U.S.                                                         29.03%
     Australia                                                    11.57%
     South Africa                                                  2.55%
     Other Foreign                                                 4.48%
   NUMBER OF SECURITIES                                             116


   GOLD SHARES FUND
   ---------------------------------------------------------------------
   PORTFOLIO PROFILE                                       June 30, 2000
   ---------------------------------------------------------------------
   COUNTRY DISTRIBUTION                                 % OF INVESTMENTS
     Canada                                                       33.11%
     South Africa                                                 32.88%
     U.S.                                                         25.20%
     Australia                                                     7.57%
     Other Foreign                                                 1.24%
   NUMBER OF SECURITIES                                              51
---------------------------------------------------------------------------

U.S. TREASURY SECURITIES CASH FUND
PORTFOLIO OF INVESTMENTS                                         June 30, 2000
------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT                       COUPON   MATURITY    PRINCIPAL
OBLIGATIONS 58.13%                RATE      DATE       AMOUNT          VALUE
                                 ------   --------  ------------   ------------
UNITED STATES TREASURY
BILLS 21.83%
----------------------
                          Yield   5.35%   07/13/00  $ 30,000,000   $ 29,946,500

UNITED STATES TREASURY
NOTES 36.30%
----------------------
                                  5.13%   08/31/00    25,000,000     24,951,107
                                  4.63%   11/30/00    25,000,000     24,839,934
                                                                   ------------
                                                                     49,791,041

TOTAL UNITED STATES
GOVERNMENT OBLIGATIONS                                               79,737,541
----------------------                                               ----------
  (cost $79,737,541)


REPURCHASE AGREEMENTS 41.05%
----------------------------
Joint Tri-Party Repurchase
  Agreement, 06/30/00,
  collateralized by U.S.
  Treasury securities held
  in joint tri-party
  repurchase accounts:

6.55% Paine Webber, repurchase
  price $23,012,554               6.55%   07/03/00    23,000,000     23,000,000

6.57% Donaldson, Lufkin &
  Jenrette, repurchase price
  $33,323,801                     6.57%   07/03/00    33,305,566     33,305,566

TOTAL REPURCHASE AGREEMENTS                                          56,305,566
---------------------------                                          ----------
  (cost $56,305,566)

TOTAL INVESTMENTS 99.18%                                            136,043,107
---------------------------                                          ----------
  (cost $136,043,107)
Other assets and liabilities, net 0.82%                               1,128,475
                                                                   ------------

NET ASSETS 100%                                                    $137,171,582
---------------                                                    ------------

See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                       June 30, 2000
------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND AGENCY            COUPON  MATURITY  PRINCIPAL
OBLIGATIONS 98.74%                RATE     DATE     AMOUNT          VALUE
                                 ------  --------  ---------     -----------
FEDERAL FARM CREDIT BANK 5.41%
------------------------------
Discount Notes:
                          Yield  6.57%   07/03/00  $25,000,000   $ 24,990,875
                          Yield  5.33%   07/25/00      871,000        867,650
                          Yield  5.33%   07/26/00    1,263,000      1,257,955
Variable Rates:
                                 6.53%   02/01/01    8,000,000      8,001,720
Fixed Rates:
                                 5.40%   07/03/00    3,000,000      2,999,878
                                 6.10%   07/24/00      100,000        100,017
                                 5.20%   10/20/00    2,500,000      2,491,849
                                 4.33%   10/26/00      145,000        144,222
                                                                 ------------
                                                                   40,854,166

FEDERAL HOME LOAN BANK 69.41%
-----------------------------
Discount Notes:
                          Yield  6.57%   07/03/00  105,325,000    105,286,583
                          Yield  6.48%   07/06/00    7,764,000      7,757,012
                          Yield  6.39%   07/07/00   25,000,000     24,981,264
                          Yield  5.53%   07/11/00      206,000        205,682
                          Yield  6.40%   07/14/00   20,175,000     20,128,355
                          Yield  6.46%   07/21/00   18,526,000     18,459,512
                          Yield  6.42%   08/04/00    5,100,000      5,070,797
                          Yield  6.42%   08/11/00   25,000,000     24,825,694
Variable Rates:
                                 6.50%   08/04/00    1,000,000      1,000,303
                                 6.63%   09/07/00   15,000,000     14,999,080
                                 6.51%   09/21/00    5,000,000      4,999,650
                                 6.86%   09/22/00   12,500,000     12,500,000
                                 6.52%   09/28/00    5,000,000      4,999,263
                                 6.13%   10/04/00    8,500,000      8,497,256
                                 6.72%   10/06/00   25,000,000     24,995,897
                                 6.63%   10/10/00    2,000,000      1,999,696
                                 6.34%   12/01/00   25,000,000     25,000,000

See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
-----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      June 30, 2000
-----------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND AGENCY            COUPON  MATURITY   PRINCIPAL
OBLIGATIONS                       RATE     DATE      AMOUNT          VALUE
                                 ------  --------  -----------   -----------

FEDERAL HOME LOAN BANK (CONT'D)
------------------------------
Fixed Rates:
                                 6.20%   07/07/00  $  100,000    $    100,005
                                 6.23%   07/07/00      15,000          14,997
                                 6.25%   07/10/00      60,000          59,998
                                 5.50%   07/14/00   4,930,000       4,929,154
                                 6.11%   07/17/00   2,000,000       2,000,452
                                 5.89%   07/24/00     125,000         125,004
                                 6.29%   07/28/00     100,000         100,022
                                 5.69%   08/07/00     250,000         250,000
                                 5.71%   08/09/00  15,000,000      14,999,295
                                 5.62%   08/10/00      50,000          49,938
                                 5.82%   08/11/00   1,000,000         998,984
                                 5.57%   08/17/00     125,000         124,938
                                 5.02%   08/18/00     850,000         848,450
                                 5.91%   08/23/00   4,080,000       4,079,941
                                 5.56%   08/24/00     190,000         189,855
                                 5.60%   08/24/00   1,615,000       1,614,349
                                 6.04%   09/01/00   5,000,000       4,999,833
                                 5.88%   09/07/00   5,000,000       4,999,757
                                 5.01%   09/21/00     365,000         364,108
                                 4.95%   10/20/00  12,600,000      12,525,072
                                 4.40%   10/23/00     600,000         597,016
                                 5.04%   10/26/00     150,000         149,500
                                 6.13%   10/27/00   5,000,000       4,999,929
                                 6.13%   10/27/00  10,000,000       9,980,527
                                 6.20%   10/27/00   5,000,000       4,999,861
                                 4.95%   11/13/00      50,000          49,695
                                 5.22%   11/17/00     500,000         497,949
                                 6.16%   11/17/00   1,085,000       1,085,000
                                 5.33%   11/24/00     500,000         498,166
                                 5.62%   12/01/00     225,000         224,542
                                 5.84%   12/01/00  10,000,000       9,992,430
                                 5.97%   12/01/00   5,000,000       4,995,275
                                 5.97%   12/01/00  12,420,000      12,411,505
                                 5.66%   12/15/00     200,000         199,446
                                 4.89%   12/22/00     300,000         298,423
                                 5.18%   12/22/00     250,000         248,812
                                 5.22%   12/22/00   5,850,000       5,825,516
                                 5.50%   12/22/00   1,000,000         997,126
                                 5.62%   01/12/01   2,000,000       1,993,860
                                 6.28%   01/12/01  11,000,000      10,995,230
                                 4.97%   01/19/01   6,920,000       6,876,156
                                 6.00%   01/24/01      25,000          24,928
                                 5.02%   01/26/01   1,000,000         992,325

See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
-----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      June 30, 2000
-----------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND AGENCY            COUPON  MATURITY   PRINCIPAL
OBLIGATIONS                       RATE     DATE      AMOUNT          VALUE
                                 ------  --------  -----------   -----------

FEDERAL HOME LOAN BANK (CONT'D)
------------------------------
                                 5.15%   02/09/01  $   250,000   $    247,634
                                 6.55%   02/15/01   10,000,000      9,999,517
                                 6.60%   02/22/01   10,000,000      9,999,547
                                 5.58%   02/23/01    5,050,000      4,999,671
                                 5.25%   02/26/01    3,000,000      2,961,504
                                 5.19%   03/01/01      250,000        247,462
                                 5.30%   03/02/01      500,000        495,953
                                 6.45%   03/16/01   12,800,000     12,785,107
                                 6.50%   03/27/01   15,000,000     14,990,487
                                 5.14%   05/02/01   10,000,000      9,876,301
                                 6.97%   05/17/01    5,000,000      4,999,837
                                 7.05%   05/17/01    5,000,000      4,999,838
                                 7.13%   06/05/01    5,000,000      4,997,129
                                 7.30%   06/14/01    4,530,000      4,527,393
                                                                 ------------
                                                                  524,140,793

STUDENT LOAN MARKETING
ASSOCIATION 23.87%
----------------------
Variable Rates:
                                 6.21%   07/20/00    5,000,000      4,999,939
                                 6.59%   08/02/00   50,000,000     49,998,611
                                 6.49%   08/04/00    2,000,000      2,000,693
                                 6.54%   08/18/00   20,000,000     19,998,576
                                 6.34%   09/01/00    4,500,000      4,500,701
                                 5.99%   09/21/00    3,000,000      2,998,842
                                 6.09%   10/19/00    7,000,000      6,991,518
                                 6.90%   10/27/00   25,000,000     25,006,706
                                 6.54%   11/09/00    5,000,000      4,999,640
                                 6.54%   11/15/00    5,000,000      4,999,065
                                 6.52%   11/17/00   25,000,000     25,003,431
                                 6.10%   03/07/01   17,000,000     16,987,442
Fixed Rates:
                                 6.05%   09/14/00    5,140,000      5,136,429
                                 6.00%   11/01/00    4,415,000      4,413,655
                                 5.90%   12/01/00    1,000,000        999,271
                                 5.20%   03/02/01    1,000,000        990,300
                                 5.79%   04/19/01      200,000        197,896
                                                                 ------------
                                                                  180,222,715

See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
-----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      June 30, 2000
-----------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND AGENCY            COUPON  MATURITY   PRINCIPAL
OBLIGATIONS                       RATE     DATE      AMOUNT          VALUE
                                 ------  --------  -----------   -----------

TENNESSEE VALLEY POWER
AUTHORITY 0.05%
-------------------------
Tennessee Valley Power
Authority                        6.00%   11/01/00  $  385,000    $    384,477
  Series D

-------------------------
TOTAL INVESTMENTS 98.74%                                          745,602,151
-------------------------
  (cost $745,602,151)
Other assets and liabilities,
  net 1.26%                                                         9,537,574
                                                                 ------------
NET ASSETS 100%                                                  $755,139,725
---------------                                                  ------------

See notes to portfolios of investments and notes to financial statements.

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---------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                    June 30, 2000
---------------------------------------------------------------------------


MUNICIPAL BONDS 90.01%           COUPON  MATURITY   PRINCIPAL
                                  RATE     DATE      AMOUNT          VALUE
                                 ------  --------  -----------   -----------
ALABAMA 2.18%
------------------------------
Birmingham, Alabama Refunded,
 Series B                        6.25%   04/01/12   $ 110,000    $  113,850

CALIFORNIA 5.77%
------------------------------
San Francisco Bay Area Transit
 Financing Authority             5.00%   02/01/07     300,000       301,500

CONNECTICUT 4.04%
------------------------------
Bridgeport Series A, GO          6.00%   03/01/06     200,000       210,750

HAWAII 3.87%
------------------------------
Hawaii State GO, Unlimited Tax   5.25%   09/01/03     200,000       202,250

ILLINOIS 7.47%
------------------------------
Buffalo Grove, Illinois Park
 District                        5.80%   12/30/01     210,000       213,150
Chicago Water Revenue (ZCB)      0.00%   11/01/08     275,000       177,031
                                                                 ----------
                                                                    390,181

IOWA 6.94%
------------------------------
Des Moines, Iowa Sewerage
 Revenue                         5.20%   06/01/01     150,000       151,176
Finance Authority Hospital
 Facility Revenue                5.15%   07/01/04     210,000       211,050
                                                                 ----------
                                                                    362,226

MASSACHUSETTS 2.39%
------------------------------
Massachusetts State Health &
 Educational, Facilities
 Authority Revenue               5.00%   10/01/07     135,000       124,875

NEBRASKA 5.08%
------------------------------
Nebraska Public Power District
 Revenue                         5.70%   01/01/05     255,000       265,200

NEVADA 9.75%
------------------------------
Nevada State Municipal Bond
 Bank Project #51, Series A,
 GO                              5.10%   01/01/08     250,000       250,625
Washoe County Gas & Water
 Facilities, Revenue             6.30%   12/01/14     250,000       258,438
                                                                 ----------
                                                                    509,063

NEW JERSEY 6.09%
------------------------------
Jersey City, GO                  6.00%   10/01/05     110,000       115,778
Washington Township Board of
 Education, GO                   5.10%   02/01/08     200,000       202,000
                                                                 ----------
                                                                    317,778

See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
---------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                    June 30, 2000
---------------------------------------------------------------------------

MUNICIPAL BONDS                  COUPON  MATURITY   PRINCIPAL
                                  RATE     DATE      AMOUNT          VALUE
                                 ------  --------  -----------   -----------
NEW YORK 6.23%
------------------------------
Hempstead Township, GO
  Unlimited Tax                 5.375%   11/15/10   $ 120,000    $  122,700
New York, New York, Series F     5.25%   08/01/04     200,000       202,500
                                                                 ----------
                                                                    325,200

PENNSYLVANIA 4.80%
------------------------------
Philadelphia Hospitals &
 Higher Education Facilities
 Authority Revenue               5.00%   05/15/03     250,000       250,625

PUERTO RICO 3.89%
------------------------------
Puerto Rico Municipal
 Financial Agency, Series B      5.50%   08/01/02     200,000       203,250

TEXAS 4.90%
------------------------------
Comal Independent School
 District                        5.00%   02/01/01     255,000       255,913

UTAH 3.96%
------------------------------
State Municipal Finance COOP
 Local Government Revenue        6.40%   08/01/09     200,000       206,750

VIRGIN ISLANDS 2.87%
------------------------------
Virgin Islands Public Finance
 Authority Revenue               5.00%   10/01/03     150,000       149,625

WASHINGTON 5.91%
------------------------------
King County, Series A, GO
 Pre-refunded                    5.80%   12/01/06      40,000        41,200
King County, Series A, GO        5.80%   12/01/06     260,000       267,475
                                                                 ----------
                                                                    308,675

WISCONSIN 3.87%
------------------------------
State Health & Educational
 Facilities Revenue              5.20%   06/01/05     200,000       202,000

------------------------------
TOTAL MUNICIPAL BONDS                                             4,699,711
  (cost $4,722,857)

See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
---------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                    June 30, 2000
---------------------------------------------------------------------------

REPURCHASE AGREEMENT 8.07%       COUPON  MATURITY   PRINCIPAL
                                  RATE     DATE      AMOUNT          VALUE
                                 ------  --------  -----------   -----------

Joint  Tri-Party  Repurchase
  Agreement, Donaldson, Lufkin
  & Jenrette, 6.57%, 06/30/00,
  repurchase price $421,636,
  collateralized by U.S.
  Treasury securities held
  in a joint tri-party
  repurchase account
  (cost $421,405)                6.57%   07/03/00   $ 421,405    $  421,405


TOTAL INVESTMENTS 98.08%                                          5,121,116
-----------------------------
  (cost $5,144,262)
Other assets and liabilities,
  net 1.92%                                                         100,399
                                                                 ----------
NET ASSETS 100%                                                  $5,221,515
---------------                                                  ----------

See notes to portfolios of investments and notes to financial statements.

TAX-FREE FUND
----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     June 30, 2000
----------------------------------------------------------------------------

MUNICIPAL BONDS 91.09%           COUPON  MATURITY   PRINCIPAL
                                  RATE     DATE      AMOUNT          VALUE
                                 ------  --------  -----------   -----------
ARIZONA 1.73%
------------------------------
Salt River Project Arizona
 Agricultural Impt & Power
 District Electric System
 Revenue                        6.00%   01/01/07   $  300,000    $   317,625

CALIFORNIA 7.04%
------------------------------
California Educational
 Facilities Authority
 Revenue, Heald Colleges        5.25%   02/15/13      260,000        251,875
California State Registered,
 GO Unlimited                   7.00%   10/01/10      100,000        117,375
California State Registered,
 GO Unlimited                   7.40%   09/01/07      200,000        233,000
Foothill Eastern Corridor
 Agency, Toll Road Revenue      4.75%   01/15/11      700,000        692,125
                                                                 -----------
                                                                   1,294,375

COLORADO 1.99%
------------------------------
Denver, Colorado City &
 County School District #1      5.00%   12/01/23      410,000        365,413

FLORIDA 4.02%
------------------------------
Florida Board of Education
 Capital Outlay, GO Unlimited
 Tax, Refunding, Series A      6.625%   06/01/07      700,000        738,500

GEORGIA 1.38%
------------------------------
Metropolitan Atlanta Rapid
 Transport Authority            5.70%   07/01/01      250,000        253,343

ILLINOIS 5.61%
------------------------------
Du Page County, Refunding       5.60%   01/01/21      490,000        482,037
Illinois Development
 Financing Authority Revenue,
 Series B                       6.25%   09/01/17      250,000        255,000
Illinois Regional
 Transportation Authority
 Revenue, Series A              7.20%   11/01/20      250,000        293,437
                                                                 -----------
                                                                   1,030,474

INDIANA 5.55%
------------------------------
Fort Wayne Water Works
 Revenue                        4.75%   12/01/10      500,000        485,625
Indiana Health Facility
 Finance Authority Revenue,
 Series A                       5.75%   08/01/08      540,000        534,600
                                                                 -----------
                                                                   1,020,225

IOWA 2.60%
------------------------------
Polk County Revenue Catholic
 Health Initiatives, Series A   5.125%  12/01/11      500,000        477,500

See notes to portfolios of investments and notes to financial statements.

TAX-FREE FUND
----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     June 30, 2000
----------------------------------------------------------------------------

                              COUPON    MATURITY    PRINCIPAL
MUNICIPAL BONDS                RATE       DATE       AMOUNT          VALUE

KANSAS 4.72%
------------------------------
Kansas State Development
 Finance Authority Hospital
 Revenue, Series Z              5.00%   12/15/12   $  500,000    $   470,000
Seward County School District   7.40%   09/01/03      370,000        398,213
                                                                 -----------
                                                                     868,213

MASSACHUSETTS 2.37%
------------------------------
Massachusetts State Authority
 Revenue, Series A              5.00%   07/01/27      500,000        435,000

MICHIGAN 4.52%
------------------------------
Belding Area Schools            5.00%   05/01/18      390,000        359,287
Michigan State Hospital
 Finance Authority Revenue      4.90%   05/15/13      500,000        471,875
                                                                 -----------
                                                                     831,162

MISSISSIPPI 2.19%
------------------------------
Vicksburg Leased Housing
 Corp. Housing Revenue,
 Refunding, Series A           6.125%   02/15/22      400,000        402,500

NEVADA 4.66%
------------------------------
Clark County Las Vegas
 Convention & Visitors
 Authority, GO Limited Tax      5.50%   07/01/17      870,000        856,950

NEW YORK 4.97%
------------------------------
New York, GO Unlimited,
 Series J                       5.00%   05/15/12      500,000        477,500
New York, GO Unlimited,
 Series H                       5.25%   03/15/14      450,000        436,500
                                                                 -----------
                                                                     914,000

NORTH CAROLINA 3.74%
------------------------------
North Carolina Eastern
 Municipal Power Agency
 Revenue, Refunding, Series A   5.60%   01/01/10      675,000        687,656

OHIO 2.61%
------------------------------
Olentangy Local School
 District, GO Limited Tax,
 Series A                       6.25%   12/01/15      240,000        258,000
South Euclid Special
 Assessment, GO Limited Tax     6.70%   12/01/14      200,000        221,750
                                                                 -----------
                                                                     479,750

OKLAHOMA 2.47%
------------------------------
Oklahoma Agriculture &
 Mechanical Colleges Revenue    5.00%   07/01/18      500,000        454,375

See notes to portfolios of investments and notes to financial statements.

TAX-FREE FUND
----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     June 30, 2000
----------------------------------------------------------------------------

                              COUPON    MATURITY    PRINCIPAL
MUNICIPAL BONDS                RATE       DATE       AMOUNT          VALUE

OREGON 2.47%
------------------------------
Multnomah County, GO
 Unlimited                      4.75%   10/01/15   $  500,000    $   453,125

PENNSYLVANIA 2.65%
------------------------------
Chester County Health &
 Educational Facilities
 Authority Revenue              5.00%   05/15/08      250,000        247,813
Philadelphia Hospital &
 Higher Educational
 Facilities Authority Revenue   4.95%   06/15/06      265,000        239,163
                                                                 -----------
                                                                     486,976

PUERTO RICO 1.64%
------------------------------
Puerto Rico Municipal Finance
 Agency                         5.00%   08/01/02      300,000        301,875

RHODE ISLAND 5.41%
------------------------------
North Providence, GO
 Unlimited Tax, Series A        6.05%   07/01/13      500,000        529,375
Providence Public Building
 Authority Revenue, Series B    7.25%   12/15/10      450,000        464,350
                                                                 -----------
                                                                     993,725

SOUTH CAROLINA 1.19%
------------------------------
South Carolina Jobs Economic
 Development Authority
 Revenue                        5.00%   11/01/23      250,000        218,750

TEXAS 10.26%
------------------------------
Austin, GO                      5.00%   09/01/16      565,000        523,331
Bexar County Independent
 School District                5.00%   06/15/18      500,000        453,750
Clear Lake City Independent
 School District                5.00%   03/01/18      500,000        454,375
San Antonio Electric & Gas      5.00%   02/01/18      500,000        454,375
                                                                 -----------
                                                                   1,885,831

UTAH 1.64%
------------------------------
Weber County School District    5.15%   06/15/08      300,000        302,250

VIRGINIA 2.32%
------------------------------
State Housing Development
 Authority Multifamily
 Revenue, Series E              5.90%   11/01/17      425,000        426,594

WASHINGTON 1.34%
------------------------------
King & Snohomish Counties'
 School District                5.00%   06/15/10      250,000        246,875

See notes to portfolios of investments and notes to financial statements.

TAX-FREE FUND
----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     June 30, 2000
----------------------------------------------------------------------------

                              COUPON    MATURITY    PRINCIPAL
MUNICIPAL BONDS                RATE       DATE       AMOUNT         VALUE

------------------------------
TOTAL MUNICIPAL BONDS                                            $16,743,062
  (cost $17,167,154)

REPURCHASE
AGREEMENT 9.57%

Joint Tri-Party Repurchase
  Agreement, Donaldson,
  Lufkin & Jenrette, 6.57%,
  06/30/00, repurchase price
  $1,760,535, collateralized
  by  U.S. Treasury securi-
  ties held in a joint
  tri-party repurchase
  account (cost $1,759,572)     6.57%   07/03/00   $1,759,572      1,759,572

------------------------------
TOTAL INVESTMENTS 100.66%                                         18,502,634
  (cost $18,926,726)
Other assets and liabilities, net (0.66)%                           (122,612)
                                                                 -----------
------------------------------
NET ASSETS 100%                                                  $18,380,022
                                                                 -----------

See notes to portfolios of investments and notes to financial statements.

EQUITY INCOME FUND
----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     June 30, 2000
----------------------------------------------------------------------------

COMMON STOCKS 90.78%                             SHARES            VALUE

AIRCRAFT & AEROSPACE 0.65%
------------------------------------------
The Boeing Co.                                    1,300       $   54,356

BANKS 9.18%
------------------------------------------
Bank of New York Co., Inc.                        1,800           83,700
Bank of America Corp.                             3,000          129,000
Chase Manhattan Corp.                             3,000          138,187
Citigroup, Inc.                                   3,000          180,750
Fifth Third Bancorp                                 600           37,950
First Union Corp.                                 2,000           49,625
FleetBoston Financial Corp.                         592           20,128
Mellon Financial Corp.                            1,200           43,725
PNC Bank Corp.                                      700           32,812
Wells Fargo & Co.                                 1,500           58,125
                                                              ----------
                                                                 774,002

BROADCASTING 2.46%
------------------------------------------
Clear Channel Communications, Inc.                1,600          120,000(*)
Hispanic Broadcasting Corp.                       1,000           33,125(*)
Infinity Broadcasting Corp., Class A              1,500           54,656(*)
                                                              ----------
                                                                 207,781

CHEMICAL & PHARMACEUTICALS 4.81%
------------------------------------------
Dow Chemical Co.                                  1,500           45,281
E.I. Du Pont De Nemours Co.                         500           21,875
Merck & Co.                                       1,000           76,625
Pharmacia Corp.                                   5,070          262,056
                                                              ----------
                                                                 405,837

COMPUTER & OFFICE EQUIPMENT 4.18%
------------------------------------------
COMPAQ Computer Corp.                             4,000          102,250
Hewlett-Packard Co.                               2,000          249,750
                                                              ----------
                                                                 352,000

COURIER SERVICES 0.32%
------------------------------------------
FedEx Corp.                                         700           26,600(*)

DATA PROCESSING & SOFTWARE 1.04%
------------------------------------------
Micron Technology, Inc.                           1,000           88,062(*)

See notes to portfolios of investments and notes to financial statements.

EQUITY INCOME FUND
----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     June 30, 2000
----------------------------------------------------------------------------

COMMON STOCKS                                    SHARES            VALUE

ELECTRONICS & COMPONENTS 1.46%
------------------------------------------
Agilent Technologies, Inc.                          762       $   56,198(*)
General Motors Corp., Class H                       764           67,041(*)
                                                              ----------
                                                                 123,239

ENTERTAINMENT 6.00%
------------------------------------------
Seagram Company, Ltd.                             1,000           58,000
Time-Warner, Inc.                                 2,800          212,800
Viacom Inc., Class B                              3,444          234,838(*)
                                                              ----------
                                                                 505,638

FINANCIAL SERVICES 7.21%
------------------------------------------
Allstate Corp.                                      500           11,125
Fannie Mae                                        1,700           88,719
First Data Corp.                                  1,000           49,625
Household International, Inc.                     1,000           41,563
J.P. Morgan & Co.                                   400           44,050
Merrill Lynch & Co.                                 900          103,500
Morgan Stanley Dean Witter & Co.                  2,600          216,450
State Street Corp.                                  500           53,031
                                                              ----------
                                                                 608,063

HEALTHCARE 2.13%
------------------------------------------
Columbia/HCA Healthcare Corp.                     1,000           30,375
Medtronic, Inc.                                   3,000          149,438
                                                              ----------
                                                                 179,813

INSURANCE 1.73%
------------------------------------------
American General Corp.                              600           36,600
Cigna Corp.                                         500           46,750
Marsh & McLennan Companies, Inc.                    600           62,663
                                                              ----------
                                                                 146,013

MANUFACTURING 9.11%
------------------------------------------
Applied Materials, Inc.                           1,800          163,125(*)
Caterpillar, Inc.                                   200            6,775
Honeywell International, Inc.                     1,300           43,794
Illinois Tool Works, Inc.                         1,000           57,000
Philips Electronics N.V., ADR                    10,000          475,000
PPG Industries, Inc.                                500           22,156
                                                              ----------
                                                                 767,850

See notes to portfolios of investments and notes to financial statements.

EQUITY INCOME FUND
----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     June 30, 2000
----------------------------------------------------------------------------

COMMON STOCKS                                    SHARES            VALUE

MOTOR VEHICLES AND PARTS 0.75%
------------------------------------------
Delphi Automotive Systems                         1,300       $   18,931
Ford Motor Co.                                    1,000           43,000
Visteon Corp.                                       130            1,576(*)
                                                              ----------
                                                                  63,507

OIL & GAS EXTRACTION 5.93%
------------------------------------------
Anadarko Petroleum Corp.                          2,000           98,625
Apache Corp.                                      2,000          117,625
Baker Hughes, Inc.                                1,000           32,000
Conoco, Inc.                                      1,500           36,844
Halliburton Co.                                   1,000           47,187
Schlumberger Ltd.                                 1,000           74,625
Transocean Sedco Forex, Inc.                        500           26,719
Unocal Corp.                                      2,000           66,250
                                                              ----------
                                                                 499,875

PETROLEUM PRODUCTION & REFINING 8.35%
------------------------------------------
Chevron Corp.                                     1,500          127,219
Exxon Mobil Corp.                                 5,000          392,500
Phillips Petroleum Co.                              600           30,412
Royal Dutch Petroleum Co.                         2,500          153,906
                                                              ----------
                                                                 704,037

PHOTOGRAPHY 0.25%
------------------------------------------
Xerox Corp.                                       1,000           20,750

PUBLISHING 2.18%
------------------------------------------
New York Times Co., Class A                       2,000           79,000
Tribune Co.                                       3,000          105,000
                                                              ----------
                                                                 184,000

RETAIL 0.49%
------------------------------------------
Lowe's Companies, Inc.                            1,000           41,063

SHIPPING 0.49%
------------------------------------------
Burlington Northern Santa Fe Corp.                1,000           22,937
Union Pacific Corp.                                 500           18,594
                                                              ----------
                                                                  41,531

STEEL 0.34%
------------------------------------------
Alcoa, Inc.                                       1,000           29,000

See notes to portfolios of investments and notes to financial statements.

EQUITY INCOME FUND
----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     June 30, 2000
----------------------------------------------------------------------------

COMMON STOCKS                                    SHARES            VALUE

TELECOMMUNICATIONS 14.96%
------------------------------------------
AT&T Corp.                                        3,000       $   94,875
Bell Atlantic Corp.                               3,604          183,128
Bellsouth Corp.                                   2,900          123,613
Global Crossing, Ltd.                            10,000          263,125(*)
GTE Corp.                                         2,000          124,500
Motorola, Inc.                                    4,200          122,062
Nextel Communications, Inc., Class A              1,400           85,663(*)
Sprint Corp.                                      2,000          102,000
Sprint Corp., PCS Group                           1,000           59,500(*)
US West, Inc.                                     1,200          102,900
                                                              ----------
                                                               1,261,366

TOBACCO 0.32%
------------------------------------------
Philip Morris, Inc.                               1,000           26,563

UTILITIES 6.44%
------------------------------------------
AES Corp.                                         1,500           68,437(*)
American Electric Power Co., Inc.                   900           26,662
Enron Corp.                                       5,000          322,500
PG&E Corp.                                          900           22,162
Reliant Energy, Inc.                              1,500           44,344
Southern Co.                                      1,000           23,313
TXU Corp.                                           500           14,750
Williams Companies, Inc.                            500           20,844
                                                              ----------
                                                                 543,012

------------------------------------------
TOTAL COMMON STOCKS                                            7,653,958
  (cost $6,185,513)

PREFERRED STOCKS 5.88%

BROADCASTING 0.69%
------------------------------------------
Emmis Communications Corp., 6.25%, Series A       1,000           58,000

FINANCIAL SERVICES 2.48%
------------------------------------------
Citigroup Capital VI, 6.875%                     10,000          208,750

REAL ESTATE INVESTMENT TRUSTS 1.16%
------------------------------------------
Fleet Capital Trust, 7.05%, Series III            2,000           41,750
Public Storage, Inc., 8.875%, Series G            2,500           56,250
                                                              ----------
                                                                  98,000

See notes to portfolios of investments and notes to financial statements.

EQUITY INCOME FUND
----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     June 30, 2000
----------------------------------------------------------------------------

PREFERRED STOCKS                                 SHARES            VALUE

TELECOMMUNICATIONS 1.04%
------------------------------------------
Global Crossing Ltd., 6.75%                         400       $   88,000

UTILITIES 0.51%
------------------------------------------
Duke Energy Capital Trust, 7.20%                  2,000           43,250

------------------------------------------
TOTAL PREFERRED STOCKS                                           496,000
  (cost $570,638)

                                                 PRINCIPAL
REPURCHASE AGREEMENT 6.35%                        AMOUNT

Joint   Tri-Party   Repurchase    Agreement,
  Donaldson,   Lufkin  &  Jenrette,   6.57%,
  06/30/00,  due 07/03/00,  repurchase price
  $535,161,  collateralized by U.S. Treasury
  securities   held  in  a  joint  tri-party
  repurchase account (cost $534,868)           $  534,868        534,868

------------------------------------------
TOTAL INVESTMENTS 103.01%                                      8,684,826
  (cost $7,291,019)
Other assets and liabilities, net (3.01)%                       (253,755)
                                                              ----------
------------------------------------------
NET ASSETS 100%                                               $8,431,071
                                                              ----------

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                    June 30, 2000
---------------------------------------------------------------------------

COMMON STOCKS 93.46%                           SHARES             VALUE

BANKS 4.30%
------------------------------------------
Bank of America Corp.                           8,800       $   378,400
Bank of New York Co., Inc.                      2,000            93,000
Chase Manhattan Corp.                           9,450           435,291
Citigroup, Inc.                                16,350           985,087
                                                            -----------
                                                              1,891,778

BEVERAGES 2.10%
------------------------------------------
Anheuser Busch Co.                              2,000           149,375
Coca-Cola Co.                                  13,500           775,406
                                                            -----------
                                                                924,781

BROADCAST/MEDIA 1.00%
------------------------------------------
Clear Channel Communications, Inc.              2,000           150,000(*)
Hispanic Broadcasting Corp.                     2,600            86,125(*)
Viacom, Inc., Class A                           3,000           205,125(*)
                                                            -----------
                                                                441,250

COMPUTER & OFFICE EQUIPMENT 9.69%
------------------------------------------
Apple Computer, Inc.                           12,000           628,500(*)
Cisco Systems, Inc.                            25,000         1,589,062(*)
COMPAQ Computer Corp.                          11,000           281,188
Dell Computer Corp.                             1,000            49,313(*)
Hewlett-Packard Co.                             4,000           499,500
IBM Corp.                                       7,000           766,937
Sun Microsystems, Inc.                          5,000           454,688(*)
                                                            -----------
                                                              4,269,188

DATA PROCESSING & SOFTWARE 6.59%
------------------------------------------
ChoicePoint, Inc.                               6,000           267,000(*)
Computer Associates International, Inc.         5,000           255,937
Microsoft Corp.                                 7,000           560,000(*)
Oracle Corp.                                   21,636         1,818,776(*)
                                                            -----------
                                                              2,901,713

ELECTRONICS & COMPONENTS 7.90%
------------------------------------------
Agilent Technologies, Inc.                      1,525           112,469(*)
Applied Materials, Inc.                         4,700           425,938(*)
Conexant Systems, Inc.                          2,000            97,250(*)
General Motors Corp., Class H                     800            70,200
Intel Corp.                                    17,080         2,283,382
Motorola, Inc.                                 12,000           348,750
RadioShack Corp.                                3,000           142,125
                                                            -----------
                                                              3,480,114

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                    June 30, 2000
---------------------------------------------------------------------------

COMMON STOCKS                                  SHARES             VALUE

ENTERTAINMENT 1.36%
------------------------------------------
The Walt Disney Co.                             6,000       $   232,875
Time-Warner, Inc.                               4,800           364,800
                                                            -----------
                                                                597,675

FINANCIAL SERVICES 6.33%
------------------------------------------
American Express Co.                           15,510           808,459
Charles Schwab Corp.                            3,000           100,875
Fannie Mae                                     22,000         1,148,125
Federated Investors, Inc., Class B             14,100           494,381
Freddie Mac                                     5,800           234,900
                                                            -----------
                                                              2,786,740

HEALTHCARE & EQUIPMENT 2.58%
------------------------------------------
Guidant Corp.                                   2,408           119,196(*)
Johnson & Johnson Co.                          10,000         1,018,750
                                                            -----------
                                                              1,137,946

HOUSEHOLD APPLIANCES 7.33%
------------------------------------------
General Electric Co.                           60,900         3,227,700

HOUSEHOLD PRODUCTS 0.26%
------------------------------------------
Proctor & Gamble Co.                            2,000           114,500

INSURANCE 2.67%
------------------------------------------
American International Group                   10,000         1,175,000

MACHINERY 0.57%
------------------------------------------
Cooper Cameron Corp.                            1,500            99,000(*)
Weatherford International, Inc.                 3,800           151,288(*)
                                                            -----------
                                                                250,288

MANUFACTURING 0.17%
------------------------------------------
Honeywell International, Inc.                   2,200            74,113

MOTOR VEHICLES & PARTS 0.37%
------------------------------------------
Delphi Automotive Systems Corp.                 5,000            72,812
Ford Motor Co.                                  2,000            86,000
Visteon Corp.                                     261             3,165(*)
                                                            -----------
                                                                161,977

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                    June 30, 2000
---------------------------------------------------------------------------

COMMON STOCKS                                  SHARES            VALUE

OIL & GAS EXTRACTION 3.59%
------------------------------------------
Apache Corp.                                    3,200       $   188,200(*)
Baker Hughes, Inc.                              5,500           176,000
Blackrock Ventures, Inc.                      340,000           222,988(*)
Conoco, Inc., Class B                           3,800            93,337
ENSCO International, Inc.                       4,000           143,250
EOG Resources, Inc.                             5,000           167,500
Global Marine, Inc.                             4,000           112,750(*)
Halliburton Co.                                 2,000            94,375
Schlumberger Ltd.                               2,800           208,950
Unocal Corp.                                    5,200           172,250
                                                            -----------
                                                              1,579,600

PETROLEUM PRODUCTION & REFINING 3.29%
------------------------------------------
Chevron Corp.                                   2,600           220,513
Exxon Mobil Corp.                               3,952           310,232
Phillips Petroleum Co.                          5,100           258,506
Royal Dutch Petroleum Co.                       4,100           252,406
Sunoco, Inc.                                    2,000            58,875
Texaco, Inc.                                    4,200           223,650
Tosco Corp.                                     4,500           127,406
                                                            -----------
                                                              1,451,588

PHARMACEUTICALS 11.87%
------------------------------------------
Abbott Laboratories                            12,000           534,750
American Home Products Corp.                    5,400           317,250
Biogen, Inc.                                    2,000           129,000(*)
Bristol-Myers Squibb Co.                        7,000           407,750
Eli Lilly & Co.                                 8,496           848,538
Merck & Co., Inc.                              10,000           766,250
Pfizer, Inc.                                   34,575         1,659,600
Schering-Plough Corp.                          11,200           565,600
                                                            -----------
                                                              5,228,738

RESTAURANTS 0.42%
------------------------------------------
McDonald's Corp.                                5,600           184,450

RETAIL 5.97%
------------------------------------------
Gap, Inc.                                       2,000            62,500
Gucci Group NV                                  1,000            94,750
Home Depot, Inc.                               15,600           779,025
Intimate Brands, Inc., Class A                  4,000            79,000
Wal-Mart Stores, Inc.                          28,000         1,613,500
                                                            -----------
                                                              2,628,775

See notes to portfolios of investments anes to financial statements.

ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                    June 30, 2000
---------------------------------------------------------------------------

COMMON STOCKS                                  SHARES             VALUE

TELECOMMUNICATIONS 13.15%
------------------------------------------
AT&T Corp.                                     23,912       $   756,217
AT&T Corp., Liberty Media, Class A              4,948           119,989
Axxent Inc.                                    28,000           201,623(*)
Bell Atlantic Corp.                             5,810           295,220
Bellsouth Corp.                                 9,200           392,150
Corning, Inc.                                   2,000           539,750
GTE Corp.                                       6,000           373,500(*)
Lucent Technologies, Inc.                      12,000           711,000
Nokia Corp., ADR                                4,000           199,750(*)
SBC Communications, Inc.                       17,001           735,293
Sprint Corp.                                    6,300           321,300
Sprint Corp., PCS Group                         4,400           261,800
US West, Inc.                                   1,849           158,552
Vodafone Airtouch plc, ADR                      5,000           207,187
Worldcom, Inc.                                 11,287           517,791(*)
                                                            -----------
                                                              5,791,122

UTILITIES 1.95%
------------------------------------------
AES Corp.                                       4,900           223,563(*)
Coastal Corp.                                   1,500            91,313
Enron Corp.                                     6,500           419,250
Williams Companies, Inc.                        3,000           125,063
                                                            -----------
                                                                859,189

------------------------------------------
TOTAL COMMON STOCKS                                          41,158,225
  (cost $20,381,525)

PURCHASED OPTIONS 1.03%                          CONTRACTS

COMPUTER & OFFICE EQUIPMENT 0.36%
------------------------------------------
Sun Microsystems, Inc., Strike Price 60,
 Call, Expiration Jan. 2001 (premium $95,010)      45           159,188

ELECTRICAL ENGINEERING & ELECTRONICS 0.14%
------------------------------------------
Tyco International Ltd., Strike Price 40,
 Call, Expiration Jan. 2001 (premium $9,810)       10            11,125
Tyco International Ltd., Strike Price 90,
 Call, Expiration Jan. 2001 (premium $51,840)      60            52,500
                                                            -----------
                                                                 63,625

INTERNET 0.06%
------------------------------------------
America Online, Inc., Strike Price 60, Call,
 Expiration Jan. 2001 (premium $136,400)           50            28,125

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                    June 30, 2000
---------------------------------------------------------------------------

PURCHASED OPTIONS                              SHARES             VALUE

OIL & GAS EXTRACTION 0.12%
------------------------------------------
Baker Hughes Inc., Strike Price 30, Call,
 Expiration Jan. 2001 (premium $8,670)             15       $    10,313
Schlumberger Ltd., Strike Price 60, Call,
 Expiration Jan. 2001 (premium $25,107)            15            42,938
                                                            -----------
                                                                 53,251

PAPER PRODUCTS 0.01%
------------------------------------------
International Paper Co., Strike Price 50,
 Call, Expiration Jan. 2001 (premium $37,650)      50             2,500

PETROLEUM PRODUCTION & REFINING 0.13%
------------------------------------------
Exxon Mobil Corp., Strike Price 100, Call,
 Expiration Jan. 2001 (premium $11,780)            10            11,563
Exxon Mobil Corp., Strike Price 80, Call,
 Expiration Jan. 2001 (premium $33,303)            30            18,750
Unocal, Strike Price 40, Call, Expiration
 Jan. 2001 (premium $50,300)                      100            26,250
                                                            -----------
                                                                 56,563

TELECOMMUNICATIONS 0.21%
------------------------------------------
Nokia Corp., Strike Price 120, Call,
 Expiration Jan. 2001
 (premium $29,780)                                 40            91,500

------------------------------------------
TOTAL PURCHASED OPTIONS                                         454,752
  (cost $489,650)


                                               PRINCIPAL
REPURCHASE AGREEMENT 6.25%                      AMOUNT

Joint   Tri-Party   Repurchase    Agreement,   $2,750,624     2,750,624
  Donaldson,   Lufkin  &  Jenrette,   6.57%,
  06/30/00,  due 07/03/00,  repurchase price
  $2,752,130,    collateralized    by   U.S.
  Treasury   securities   held  in  a  joint
  tri-party    repurchase    account   (cost
  $2,750,624)

------------------------------------------
TOTAL INVESTMENTS 100.74%                                    44,363,601
  (cost $23,621,799)
Other assets and liabilities, net (0.74)%                      (325,521)
                                                            -----------

NET ASSETS 100%                                             $44,038,080
                                                            -----------

See notes to portfolios of investments and notes to financial statements.

REAL ESTATE FUND
-----------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                June 30, 2000
-----------------------------------------------------------------------

COMMON STOCKS 96.06%                            SHARES            VALUE

REAL ESTATE INVESTMENT TRUSTS 85.63%

DIVERSIFIED 6.42%
------------------------------------------
Canadian Real Estate Investment Trust           10,000       $   76,065
Duke-Weeks Realty Corp.                          5,000          111,875
Pacific Gulf Properties, Inc.                    5,000          125,313
Summit Real Estate Investment Trust              5,800           43,137
                                                             ----------
                                                                356,390

HOTELS & LODGING PROPERTIES 1.22%
------------------------------------------
FelCor Lodging Trust, Inc.                       1,000           18,500
Hilton Hotels Corp.                              3,000           28,125
MeriStar Hospitality Corp.                       1,000           21,000
                                                             ----------
                                                                 67,625

OFFICE/INDUSTRIAL 37.34%
------------------------------------------
AMB Property Corp.                              10,000          228,125
Arden Realty, Inc.                               1,600           37,600
Boston Properties, Inc.                          7,000          270,375
CarrAmerica Realty Corp.                         3,000           79,500
Equity Office Properties Trust                   9,000          248,062
H&R Real Estate Investment Trust                25,800          196,247
Kilroy Realty Corp.                                300            7,781
Liberty Property Trust                           8,000          207,500
Mack-Cali Realty Corp.                           6,000          154,125
ProLogis Trust                                   5,000          106,563
Reckson Associates Realty Corp.                  7,886          200,600
SL Green Realty Corp.                            4,000          107,000
Spieker Properties, Inc.                         5,000          230,000
                                                             ----------
                                                              2,073,478

RESIDENTIAL PROPERTIES 36.27%
------------------------------------------
Apartment Investment & Management Co.            5,000          216,250
Archstone Communities Trust                     10,000          210,625
Avalonbay Communities, Inc.                      6,500          271,375
BRE Properties, Inc., Class A                    4,000          115,500
Camden Property Trust                            4,000          117,500
Charles E. Smith Residential Realty, Inc.        5,000          190,000
Equity Resident Property Trust                   6,000          276,000
Essex Property Trust, Inc.                       3,000          126,000
Manufactured Home Communities, Inc.              8,100          193,894
Post Properties, Inc.                            6,750          297,000
                                                             ----------
                                                              2,014,144

See notes to portfolios of investments and notes to financial statements.

REAL ESTATE FUND
------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                 June 30, 2000
------------------------------------------------------------------------

COMMON STOCKS                                    SHARES            VALUE

RETAIL PROPERTIES 4.38%
------------------------------------------
JDN Realty Corp.                                  5,000       $   50,938
Pan Pacific Retail Properties, Inc.               1,000           20,125
RioCan Real Estate Investment Trust              12,000           74,645
Simon Property Group, Inc.                        4,400           97,625
                                                              ----------
                                                                 243,333

OTHER REAL ESTATE 10.43%

HOTELS & LODGING PROPERTIES 5.53%
------------------------------------------
Intrawest Corp.                                   2,000           38,134
Shangri-La Asia Ltd.                             35,000           41,081
Starwood Hotels & Resorts Worldwide, Inc.         7,000          227,938
                                                              ----------
                                                                 307,153

OFFICE/INDUSTRIAL 4.90%
------------------------------------------
Trizec Hahn Corp.                                15,200          272,346

------------------------------------------
TOTAL COMMON STOCKS                                            5,334,469
  (cost $5,030,560)


                                               PRINCIPAL
REPURCHASE AGREEMENT 3.91%                      AMOUNT

Joint   Tri-Party   Repurchase    Agreement,
  Donaldson,   Lufkin  &  Jenrette,   6.57%,
  06/30/00,  due 07/03/00,  repurchase price
  $217,476,  collateralized by U.S. Treasury
  securities   held  in  a  joint  tri-party
  repurchase   account  (cost   $217,357)      $  217,357        217,357

------------------------------------------
TOTAL INVESTMENTS 99.97%                                       5,551,826
  (cost $5,247,917)
Other assets and liabilities, net 0.03%                            1,458
                                                              ----------

------------------------------------------
NET ASSETS 100%                                               $5,553,284
                                                              ----------

See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND
----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                  June 30, 2000
----------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 93.35%            SHARES             VALUE

AIRLINES 0.13%
---------------------------------------
Cathay Pacific Airways                       15,295       $    28,253

APPAREL 15.46%
---------------------------------------
Giordano International Ltd.                 299,000           454,512
Li & Fung Ltd.                              545,000         2,726,573
Yue Yuen Industrial Holdings Ltd.            49,200           108,555
                                                          -----------
                                                            3,289,640

BANKING & FINANCIAL SERVICES 7.23%
---------------------------------------
Hang Seng Bank Ltd.                           8,642            81,758
HSBC Holdings plc                           110,000         1,259,380
SE Global Equities (RS)                   1,538,462           197,353(*)
                                                          -----------
                                                            1,538,491

CHEMICALS & ALLIED PRODUCTS 3.63%
---------------------------------------
Shanghai Petrochemical Ltd., Class H      1,452,000           197,437
Yizheng Chemical Fibre Co., Class H       1,844,000           366,647(*)
Zhenhai Refining and Chemical Co., Ltd.,
 Class H                                  1,340,000           207,992
                                                          -----------
                                                              772,076

CLOSED END FUNDS 1.40%
---------------------------------------
Cathay Investment Fund                      350,000            65,371(*)
iShares MSCI Malaysia Index Fund             37,000           231,250
                                                          -----------
                                                              296,621

COMPUTERS & OFFICE EQUIPMENT 2.17%
---------------------------------------
Acer, Inc., GDR                              18,866           176,869(*)
GVC Corp., GDR, 144A                             93               293(*)
Legend Holdings Ltd.                        120,000           116,221
Vanda Systems & Communications
  Holdings Ltd.                             500,000           168,366(*)
                                                          -----------
                                                              461,749

CONGLOMERATES 11.71%
---------------------------------------
China Vanke Co., Ltd.                        80,319            40,389
Citic Pacific Ltd.                          109,614           575,103
First Pacific Co., Ltd.                     648,387           220,412
Hutchison Whampoa Ltd.                      103,970         1,307,044
Shanghai Industrial Holdings Ltd.           193,005           349,095
                                                          -----------
                                                            2,492,043

See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND
-----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                   June 30, 2000
-----------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                   SHARES             VALUE

CONSTRUCTION 0.08%
---------------------------------------
Cheung Kong Infrastructure Holdings          10,188       $    16,728

ELECTRIC GENERATION 0.21%
---------------------------------------
CLP Holdings Ltd.                             9,406            43,799

ELECTRONIC EQUIPMENT 10.72%
---------------------------------------
ASM Pacific Technology Ltd.                 306,000         1,146,200
Hanny Holdings Ltd.                         540,000            36,021(*)
Johnson Electric Holdings                     4,149            39,385(*)
Samsung Electronics, GDR
  Non-Voting Shares, 144A                     3,380           308,848
Samsung Electronics, GDR 1/2 Voting,
  144A                                          132            25,872
Taiwan Semiconductor Manufacturing
  Co., Ltd.  Sponsored ADR                    5,120           198,400(*)
TCL International Holdings Ltd.             340,000           124,302(*)
Varitronix International Ltd.               100,000           173,818
VTech Holdings Ltd.                          60,000           227,054
Yageo Corp.                                       1                 8
                                                          -----------
                                                            2,279,908

FURNITURE 0.02%
---------------------------------------
Lamex Holdings Ltd.                         300,000             4,695(*)

HOTELS 0.26%
---------------------------------------
Shangri-La Asia Ltd.                         46,020            54,016

HOUSEHOLD APPLIANCES 1.45%
---------------------------------------
Guangdong Kelon Electronics Holdings        570,000           308,928

INTERNET 6.46%
---------------------------------------
Merendon International, Inc.                800,000         1,098,400(*)(+)
Pacific Century CyberWorks Ltd.             140,000           276,570(*)
                                                          -----------
                                                            1,374,970

MOTOR VEHICLES & TRANSPORTATION 0.91%
---------------------------------------
Qingling Motors Co., Ltd., Class H        1,688,000           192,716

OFFICE SUPPLIES 0.00%
---------------------------------------
China First Pencil Co., Ltd.                      1                 0(*)
Shanghai Hero Co., Ltd., Group B                  1                 0(*)
                                                          -----------
                                                                    0

See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND
-----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                   June 30, 2000
-----------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                   SHARES             VALUE

PHARMACEUTICALS 3.04%
---------------------------------------
Dragon Pharmaceuticals, Inc. (RS)           100,000       $   444,800(*)
Dragon Pharmaceuticals, Inc.,
  Warrants (RS)                             100,000           201,100(*)
                                                            ---------
                                                              645,900

PUBLISHING 1.32%
---------------------------------------
Alpha Communications Corp.                  306,800           103,719(*)(+)
Alpha Communications Corp. (RS)             750,000           177,485(*)(+)
Alpha Communications Corp., Class A
  Warrants (RS)                             375,000                 0(*)(+)
Alpha Communications Corp., Class B
  Warrants (RS)                             375,000                 0(*)(+)
                                                            ---------
                                                              281,204

REAL ESTATE DEVELOPERS 5.94%
---------------------------------------
Cheung Kong Holdings Ltd.                         60,386      664,242
Pacific Century Regional
  Development Ltd.                                25,000      341,534(*)
Silver Grant International Industries,
  Warrants                                        74,000            0(*)
Sun Hung Kai Properties HK                        35,852      257,548
                                                            ---------
                                                            1,263,324

RETAIL 1.80%
---------------------------------------
China Everbright-IHD Pacific Ltd.                140,000      108,652
Glorious Sun Enterprises Ltd.                    984,000      274,543
Shanghai Friendship & Overseas Chinese
  Co., Group B                                         1            0(*)
                                                            ---------
                                                              383,195

TELECOMMUNICATIONS 10.54%
---------------------------------------
China Telecom Ltd., ADR                            5,000      889,063(*)
China Telecom Ltd., Class H                       61,948      546,331(*)
China Unicom Ltd.                                 62,000      130,832(*)
Hong Kong Telecommunications Ltd.                142,315      314,004(*)
Shanghai Posts & Telecommunications, Group B     428,976      147,568(*)
SK Telecom Company Ltd., ADR                       3,000      108,938
SmarTone Telecommunications Holdings, Ltd.        47,721      105,598
                                                            ---------
                                                            2,242,334

UTILITIES 4.59%
---------------------------------------
Hong Kong & China Gas Co.                        393,962      444,727
Huaneng Power International, Inc., ADR            25,000      332,813
Shandong Huaneng Power Company Ltd., ADR          47,600      199,325
                                                            ---------
                                                              976,865

See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND
-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                        June 30, 2000
-------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                        SHARES             VALUE

WATER TRANSPORTATION & SERVICES 4.28%
---------------------------------------
China International Marine Container Co.,
 Group B                                         835,059       $   635,225
Cosco Pacific Ltd.                               350,000           276,121
                                                               -----------
                                                                   911,346

---------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                19,858,801
  (cost $16,098,048)
                                              PRINCIPAL
REPURCHASE AGREEMENT 6.70%                     AMOUNT

Joint  Tri-Party  Repurchase   Agreement,
  Donaldson,  Lufkin &  Jenrette,  6.57%,
  06/30/00,   due  07/03/00,   repurchase
  price  $1,425,787,   collateralized  by
  U.S.  Treasury  securities  held  in  a
  joint  tri-party   repurchase   account
  (cost $1,425,007)                          $ 1,425,007         1,425,007

---------------------------------------
TOTAL INVESTMENTS 100.05%                                       21,283,808
  (cost $17,523,055)
Other assets and liabilities, net (0.05)%                          (11,184)
                                                               -----------

---------------------------------------
NET ASSETS 100%                                                $21,272,624
                                                               -----------

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                          June 30, 2000
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 96.40%                    SHARES             VALUE

CHEMICALS & ALLIED PRODUCTS 4.78%
---------------------------------------
Dow Chemical Co.                                     10,500       $   316,969
Eastman Chemical Co.                                  2,000            95,500
Ecolab, Inc.                                          2,500            97,656
Methanex Corp.                                       10,000            33,469(*)
Rohm & Haas Co.                                       3,000           103,500
                                                                  -----------
                                                                      647,094

DIVERSIFIED MINING 1.80%
---------------------------------------
De Beers Consolidated Mines Ltd., ADR                10,000           243,125

FORESTRY 1.14%
---------------------------------------
Weyerhaeuser Co.                                      3,600           154,800

GOLD & SILVER MINING 1.14%
---------------------------------------
Barrick Gold Corp.                                    1,800            32,738
ECU Silver Mining, Inc.                             100,000             5,409(*)
ECU Silver Mining, Inc., Warrants                    50,000                 0(*)
International Annax Ventures, Inc.                  100,000            18,594(*)
Newmont Mining Corp.                                  4,500            97,312
                                                                  -----------
                                                                      154,053

METAL & MINERAL MINING 8.16%
---------------------------------------
Alcoa, Inc.                                          21,992           637,768
Diamondex Resources Ltd.                              2,500             1,504(*)
Freeport McMoRan Copper & Gold, Inc., Class B        10,000            92,500(*)
Inco Ltd.                                             8,000           123,000(*)
Osmium Holdings S.A. (RS)                               104            31,200(*)
WMC Ltd.                                             40,000           178,530
Zimasco Consolidated Enterprises Ltd. (RS)           40,000            40,000
                                                                  -----------
                                                                    1,104,502

OIL & GAS EXTRACTION 25.28%
---------------------------------------
Anadarko Petroleum Corp.                              4,000           197,250
Anderson Exploration Ltd.                            10,386           188,904(*)
Apache Corp.                                          3,000           176,437
Beau Canada Exploration Ltd.                         90,000            98,580(*)
BlackRock Ventures, Inc.                            200,000           131,170(*)
Canadian Hunter Exploration Ltd.                      6,000           127,586(*)
Conoco, Inc., Class B                                10,700           262,819
Hilton Petroleum Ltd.                                10,000            15,348(*)
Noble Affiliates, Inc.                                3,500           130,375
Phillips Petroleum Co.                                7,000           354,812

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                          June 30, 2000
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                           SHARES             VALUE

OIL & GAS EXTRACTION (CONT'D)
---------------------------------------
Rio Alto Exploration Ltd.                            10,000        $  183,232(*)
Rowan Companies, Inc.                                 3,000            91,125(*)
Schlumberger Ltd.                                    11,000           820,875
Talisman Energy, Inc.                                 3,000            99,493(*)
Tanganyika Oil Co., Ltd.                             50,000            64,233(*)
Transocean Sedco Forex, Inc.                          1,000            53,437
Ultra Petroleum Corp.                                50,000            94,659(*)
Union Pacific Resources Group, Inc.                   6,000           132,000
Unocal Corp.                                          6,000           198,750
                                                                  -----------
                                                                    3,421,085

OIL & GAS FIELD MACHINERY 0.73%
---------------------------------------
Global Marine, Inc.                                   3,500            98,656(*)

OIL & GAS FIELD SERVICES 6.30%
---------------------------------------
Baker Hughes, Inc.                                   11,000           352,000
Cooper Cameron Corp.                                  2,000           132,000(*)
ENSCO International, Inc.                             3,000           107,438
Noble Drilling Corp.                                  2,000            82,375(*)
Weatherford International, Inc.                       4,500           179,156(*)
                                                                  -----------
                                                                      852,969

OIL & GAS INTEGRATED 4.61%
---------------------------------------
Amerada Hess Corp.                                    2,000           123,500
EOG Resources, Inc.                                   2,700            90,450
Halliburton Co.                                       7,000           330,312
Kerr-Mcgee Corp.                                      1,000            58,938
Veteran Resources, Inc.                              50,000            20,284(*)
                                                                  -----------
                                                                      623,484

PAPER PRODUCTS 2.34%
---------------------------------------
Bowater, Inc.                                         5,000           220,625
Willamette Industries, Inc.                           3,500            95,375
                                                                  -----------
                                                                      316,000

PETROLEUM PRODUCTION & REFINING 30.20%
---------------------------------------
BP Amoco plc, ADR                                     1,640            92,763
Berkley Petroleum Corp.                               1,000             6,322(*)
Canadian Occidental Petroleum Ltd.                    5,000           135,734
Chevron Corp.                                         7,000           593,687
Exxon Mobil Corp.                                    26,000         2,041,000

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                          June 30, 2000
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                           SHARES             VALUE

PETROLEUM PRODUCTION & REFINING (CONT'D)
---------------------------------------
Royal Dutch Petroleum Co.                             5,000        $  307,812
Sunoco, Inc.                                          2,000            58,875
Texaco, Inc.                                          9,000           479,250
Tosco Corp.                                           3,300            93,431
Total Fina ELF SA, Sponsored ADR                      3,200           245,800
Valero Energy Corp.                                   1,000            31,750
                                                                  -----------
                                                                    4,086,424

UTILITIES 9.92%
---------------------------------------
AES Corp.                                             2,600           118,625(*)
Coastal Corp.                                         3,000           182,625
El Paso Energy Gas Co.                                3,200           163,000
Enron Corp.                                          13,600           877,200
                                                                  -----------
                                                                    1,341,450

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                   13,043,642
--------------------------------------------------------------------------------
  (cost $12,404,940)

RIGHTS 0.00%

CHEMICALS & ALLIED PRODUCTS 0.00%
---------------------------------------
IMC Global, Inc., Rights                              3,800                0
 (cost $0)

PURCHASED OPTIONS 0.71%                           CONTRACTS             VALUE

OIL & GAS EXTRACTION 0.32%
---------------------------------------
Schlumberger Ltd., Strike Price 60,
 Call, Expiration Jan. 2001
 (premium $25,107)                                       15           42,938

OIL & GAS FIELD SERVICES 0.03%
---------------------------------------
Baker Hughes, Inc., Strike Price 30, Call,
 Expiration Jan. 2001 (premium $2,890)                    5            3,438

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                          June 30, 2000
--------------------------------------------------------------------------------

PURCHASED OPTIONS                                 CONTRACTS             VALUE

PETROLEUM PRODUCTION & REFINING 0.36%
---------------------------------------
Exxon Corp., Strike Price 100, Call,
 Expiration Jan. 2001 (premium $17,670)                  15       $    17,345
Exxon Corp., Strike Price 80, Call, Expiration
 Jan. 2001 (premium $54,688)                             50            31,250
                                                                  -----------
                                                                       48,595

---------------------------------------
TOTAL PURCHASED OPTIONS                                                94,971
  (cost $100,355)

                                                  PRINCIPAL
REPURCHASE AGREEMENT 5.51%                         AMOUNT

Joint  Tri-Party  Repurchase   Agreement,
  Donaldson,  Lufkin &  Jenrette,  6.57%,
  06/30/00,   due  07/03/00,   repurchase
  price $746,556,  collateralized by U.S.
  Treasury  securities  held  in a  joint
  tri-party   repurchase   account  (cost
  $746,147)                                       $ 746,147           746,147


---------------------------------------
TOTAL INVESTMENTS 102.62%                                          13,884,760
  (cost $13,251,442)
Other assets and liabilities, net (2.62)%                            (354,603)
                                                                  -----------

---------------------------------------
NET ASSETS 100%                                                   $13,530,157
                                                                  -----------

See notes to portfolios of investments and notes to financial statements.

WORLD GOLD FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                          June 30, 2000
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 96.88%                 SHARES            VALUE

CHEMICALS & ALLIED PRODUCTS 0.18%
---------------------------------------
Methanex Corp.                                    30,000      $   100,406(*)

DIAMOND MINING & EXPLORATION 6.78%
---------------------------------------
Aber Resources Ltd.                               29,400          187,850(*)
Canabrava Diamond Corp.                          400,000          229,885(*)
De Beers Centenary, Linked Units                  39,600          962,774
De Beers Consolidated Mines Ltd., ADR             20,000          486,250
DIA Met Minerals Ltd., Class B                    40,000          540,906(*)
Diamond Fields International Ltd.                150,000          125,760(*)
Namibian Minerals Corp.                           80,000          289,995
Star Resources Corp.                           1,817,400        1,044,483(*)(+)
                                                              -----------
                                                                3,867,903

GOLD/MINERAL EXPLORATION & DEVELOPMENT 21.01%
---------------------------------------
Adulis Minerals Corp.                            390,000           47,465(*)(+)
Adulis Minerals Corp., Special Warrants (RS)     200,000           24,341(*)(+)
Adulis Minerals Corp., Warrants                  390,000                0(*)(+)
AMT International Mining Corp.                 1,976,350          467,696(*)(+)
Anooraq Resource Corp.                           300,000          139,959(*)
Anooraq Resources Corp., Warrants                150,000                0(*)
Argosy Minerals, Inc.                            823,720          116,958(*)
Augusta Resource Corp.                           990,987          100,506(*)(+)
Balaclava Mines, Inc.                            400,000           43,272(*)
Ballarat Goldfields NL                         1,043,103           42,987(*)
Bema Gold Corp.                                  400,000          210,953(*)
Bitterroot Resources Ltd.                        450,000           33,469(*)
Brasilca Mining Corp.                            300,000           56,795(*)
Canarc Resource Corp.                            750,000          139,452(*)
Centaur Mining & Exploration Ltd.              1,000,000           71,670(*)
Chilean Gold Ltd. (RS)                           500,000                0(*)
Comaplex Minerals Corp.                          100,000           94,659(*)
Continental Precious Minerals, Inc.              200,000           81,136(*)
Corriente Resources, Inc.                         50,000           48,343(*)
Corriente Resources, Inc., Special
 Warrants (RS)                                   150,000          149,087(*)
Dynacor Mines, Inc.                               85,600            9,550(*)
ECU Silver Mining, Inc.                          700,000           37,863(*)
ECU Silver Mining, Inc., Warrants                350,000                0(*)
Elkhorn Gold Mining Corp.                        168,000           15,903(*)
Far West Mining Ltd.                             200,000           94,659(*)
First Point Minerals Corp. Units (RS)            500,000          170,723(*)
Fischer Watt Gold, Inc.                          940,600           51,733(*)
General Minerals Corp.                            99,200           19,451(*)
Gitennes Exploration, Inc.                       200,000           20,284(*)
Glencar Mining plc                               872,438          141,853(*)
Global-Pacific Minerals, Inc.                    500,000          128,465(*)

See notes to portfolios of investments and notes to financial statements.

WORLD GOLD FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                          June 30, 2000
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                            SHARES            VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
---------------------------------------
Golden Star Resources Ltd.                       200,000      $   187,500(*)
Golden Star Resources Ltd., Warrants             500,000          119,000(*)
Great Basin Gold Ltd.                            300,000          389,452(*)
Great Basin Gold Ltd., Warrants                  100,000           41,920(*)
Inca Pacific Resources, Inc.                     200,000           93,306(*)
Inca Pacific Resources, Inc. Warrants            100,000            6,085(*)
International Annax Ventures, Inc.               400,000           74,375(*)
International Wayside Gold Mines Ltd.            261,100          252,450(*)
LionOre Mining International Ltd.                275,000          297,498(*)
Madison Enterprises Corp.                        250,000           98,039(*)
Manhattan Minerals Corp.                         300,000          649,087(*)
Miranda Mining, Inc.                           1,600,000          373,225(*)
Moydow Mines International, Inc.                 491,500          398,783(*)(+)
Moydow Mines International, Inc., Warrants       100,000                0(*)(+)
Mustang Minerals Corp., Special Warrants (RS)    400,000          175,794
Navigator Exploration Corp.                      100,000           33,807(*)
Nevsun Resources Ltd.                          1,025,000          228,702(*)
Norcal Resources Ltd.                            470,000           49,256(*)
Nuinsco Resources Ltd.                           100,000           28,398(*)
Opawica Explorations, Inc.                       400,000          140,636(*)
Orezone Resources, Inc.                        1,016,000          142,886(*)(+)
Ormonde Mining plc                             3,607,143          243,968(*)(+)
Osmium Holdings S.A. (RS)                            891          267,300(*)
Pacific Rim Mining Corp.                         302,500          930,612(*)
Pacific Rim Mining Corp., Special Units (RS)     300,000          922,921(*)
Patrician Consolidated Gold Mines Ltd.            56,200            6,840(*)
Platinova A/S                                     63,300            4,922(*)
Platinova Resources Ltd., Special Shares          36,700            2,357(*)
Radius Explorations Ltd.                         100,000           64,233(*)
Radius Explorations Ltd., Units (RS)             125,000           92,968(*)
Red Back Mining NL                             1,000,000           89,587(*)
Romarco Minerals, Inc.                         1,500,000          507,099(*)(+)
Solitario Resources Corp.                        459,522          528,186(*)
Southwestern Gold Corp.                           82,800          246,329(*)
Stillwater Mining Company                         30,000          836,250(*)
Tenke Mining Corp.                               200,000           87,897(*)
Wesdome Gold Mines Inc.                            1,585              563(*)
Western Exploration & Development Ltd.,
  Special Warrants (RS)                          600,000          255,000(*)(+)
Yamana Resources, Inc.                           330,000           73,631
Zimasco Consolidated Enterprises Ltd. (RS)       350,000          350,000
Zimbabwe Platinum Mines Ltd.                   1,076,534          130,521(*)
                                                              -----------
                                                                  11,980,615

See notes to portfolios of investments and notes to financial statements.

WORLD GOLD FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                          June 30, 2000
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                            SHARES            VALUE

INTERMEDIATE & JUNIOR GOLD PRODUCERS 16.60%
---------------------------------------
Delta Gold NL                                  3,900,000        2,890,630
Geomaque Explorations Ltd.                       200,000           40,568(*)
IAMGOLD Corp.                                  1,461,900        3,014,736(*)
Kinross Gold Corp.                               100,000           89,200(*)
Meridian Gold, Inc.                               50,000          304,260(*)
Ranger Minerals NL                             1,600,000        1,911,200(*)
Resolute Ltd.                                  1,500,000          120,943
Vista Gold Corp.                                 834,300           78,974(*)
                                                              -----------
                                                                9,464,518

MINING FINANCE 3.53%
---------------------------------------
Franco-Nevada Mining Corp., Ltd.                  88,625        1,024,670
Franco-Nevada Mining Corp., Ltd., Warrants
 (September 2003)                                200,000          787,695(*)
Franco-Nevada Mining Corp., Ltd., Warrants
 (November 2003)                                  35,000          204,107(*)
                                                              -----------
                                                                2,016,472

OIL & GAS EXTRACTION 0.31%
---------------------------------------
Blackrock Ventures, Inc.                         261,600          171,570(*)
New Zealand Oil & Gas Ltd.                        36,363            4,235(*)
                                                              -----------
                                                                  175,805

SENIOR GOLD PRODUCERS 48.47%
---------------------------------------
AGSM Preference Stock                            203,932          234,522
Ashanti Goldfields Co., Ltd., GDR                518,200          906,850(*)
Barrick Gold Corp.                               105,000        1,909,687
Eldorado Gold Corp.                              500,000          256,930(*)
Freeport-McMoran Copper & Gold, Inc., Class A      5,000           45,625(*)
Freeport-McMoran Copper & Gold, Inc., Class B    307,500        2,844,375(*)
Glamis Gold Ltd.                                 810,000        1,533,469(*)
Goldcorp, Inc., Class A, Subordinate Voting
 Shares                                          550,000        3,941,853(*)
Goldcorp, Inc., Warrants                         350,000        1,094,490(*)
Homestake Mining Co.                             650,000        4,468,750
Lihir Gold Ltd.                                  740,000          291,697(*)
Newmont Mining Corp.                             150,000        3,243,750
Normandy Mining Ltd.                           1,900,000        1,021,297
Otter Gold Mines Ltd.                            400,000          100,338(*)
Otter Gold Mines Ltd., Warrants (October 2001)    50,000              657(*)

See notes to portfolios of investments and notes to financial statements.

WORLD GOLD FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                          June 30, 2000
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                            SHARES           VALUE

SENIOR GOLD PRODUCERS (CONT'D)
---------------------------------------
Otter Gold Mines Ltd., Warrants (June 2003)          200,000      $     4,061(*)
Placer Dome, Inc.                                    600,000        5,737,506
                                                                  -----------
                                                                   27,635,857

---------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                   55,241,576
  (cost $81,849,450)

PURCHASED OPTION 2.68%                             CONTRACTS

SENIOR GOLD PRODUCERS 2.68%
---------------------------------------
Newmont Mining Corp., Strike Price 10, Call,
 Expiration Jan. 2001 (premium $338,400)                 300          363,750
Newmont Mining Corp., Strike Price 20, Call,
 Expiration Jan. 2001 (premium $987,475)               1,450          734,135
Placer Dome, Inc., Strike Price 10, Call,
 Expiration Jan. 2001 (premium $453,000)               1,000          175,000
Placer Dome, Inc., Strike Price 12.50, Call,
 Expiration Jan. 2001 (premium $943,625)               2,250          253,125

---------------------------------------
TOTAL PURCHASED OPTIONS                                             1,526,010
  (cost $2,722,500)

---------------------------------------
TOTAL INVESTMENTS 99.56%                                           56,767,586
  (cost $84,571,950)
Other assets and liabilities, net 0.44%                               251,439
                                                                  -----------

---------------------------------------
NET ASSETS 100%                                                   $57,019,025
                                                                  -----------

See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                          June 30, 2000
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 94.50%                     SHARES            VALUE

DIAMOND MINING & EXPLORATION 10.09%
---------------------------------------
Aber Resources Ltd.                                 57,400       $   366,754(*)
De Beers Centenary, Linked Units                    11,300           274,731
De Beers Consolidated Mines, ADR                    38,700           940,894
DIA Met Minerals Ltd., Class B                      60,000           811,359(*)
Star Resources Corp.                               370,000           212,644(*)
                                                                 -----------
                                                                   2,606,382

DIVERSIFIED OPERATIONS 8.36%
---------------------------------------
Afrikander Lease Ltd.                              475,000           142,325(*)
Impala Platinum Holdings Ltd.                       30,000         1,116,753
Kroondal Platinum Mines Ltd.                       100,000           228,782(*)
Pacific Rim Mining Corp.                           100,000           307,640(*)
Pacific Rim Mining Corp., Special Units (RS)       100,000           307,640(*)
Rockwell Ventures, Inc.                            200,000            56,795(*)
                                                                 -----------
                                                                   2,159,935

GOLD MINING - AFRICA 23.47%
---------------------------------------
Anglogold Ltd., ADR                                 40,000           822,500
ASA Ltd.                                            10,000           161,250
Ashanti Goldfields, GDR                            180,800           316,400(*)
Avgold Ltd.                                        300,000           159,409(*)
Durban Roodepoort Deep Ltd.                        135,800           144,279(*)
Durban Roodepoort Deep Ltd., ADR                    66,000            70,125(*)
Gold Fields Ltd.                                   502,468         1,978,500(*)
Gold Fields Ltd., ADR                               20,000            78,750
Harmony Gold Mining Co., Ltd.                      370,934         2,063,324
Western Areas Gold Mining, ADR                      63,000           146,475
Western Areas Ltd.                                  35,900            83,458
Zimbabwe Platinum Mines Ltd.                       318,399            38,603(*)
                                                                 -----------
                                                                   6,063,073

GOLD MINING - AUSTRALIA 7.34%
---------------------------------------
Centaur Mining & Exploration Ltd.                  300,000            21,501(*)
Delta Gold NL                                    1,200,000           889,425
Lihir Gold Ltd.                                    485,000           191,180(*)
Newcrest Mining Ltd.                                80,000           215,010(*)
Normandy Mining Ltd.                               665,579           357,765
Ranger Minerals Ltd.                               152,713           182,416(*)
Resolute Resources Ltd.                            500,000            40,314(*)
                                                                 -----------
                                                                   1,897,611

See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                          June 30, 2000
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                            SHARES            VALUE

GOLD MINING - NORTH AMERICA 45.24%
---------------------------------------
Barrick Gold Corp.                                  60,000       $ 1,091,250
Dayton Mining Corp.                                541,800           366,262(*)
ECU Silver Mining, Inc.                            200,000            10,818(*)
ECU Silver Mining Inc., Warrants                   100,000                 0(*)
Franco Nevada Mining Corp., Ltd.                    43,675           504,965
Franco Nevada Mining Corp., Ltd., Warrants
 (September 2003)                                   50,000           196,924(*)
Freeport-McMoRan Copper & Gold, Inc., Class B      150,000         1,387,500(*)
Goldcorp, Inc., Class A Subordinate Voting
 Shares                                            180,000         1,290,061(*)
Goldcorp, Inc., Warrants                           100,000           312,711(*)
Homestake Mining Co.                               200,000         1,375,000
IAMGOLD Corp.                                      100,000           206,220(*)
Kinross Gold Corp                                  600,000           535,423(*)
Newmont Mining Corp.                               100,000         2,162,500
Placer Dome, Inc.                                  180,000         1,721,254
Romarco Minerals, Inc.                             736,000           248,817(*)
Stillwater Mining Company                           10,000           278,750(*)
                                                                 -----------
                                                                  11,688,455

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                  24,415,456
--------------------------------------------------------------------------------
  (cost $31,251,678)

PURCHASED OPTIONS 2.08%                             CONTRACTS

GOLD MINING - NORTH AMERICA 2.08%
--------------------------------------------
Newmont Mining Corp., Strike Price 10, Call,
 Expiration Jan. 2001 (premium $112,800)               100           121,250
Newmont Mining Corp., Strike Price 20, Call,
 Expiration Jan. 2001 (premium $381,025)               550           278,465
Placer Dome, Inc., Strike Price 10, Call,
 Expiration Jan. 2001 (premium $147,150)               300            52,500
Placer Dome, Inc., Strike Price 12.50, Call,
 Expiration Jan. 2001 (premium $327,875)               750            84,375

--------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                              536,590
--------------------------------------------------------------------------------
  (cost $968,850)

See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                          June 30, 2000
--------------------------------------------------------------------------------

                                                  PRINCIPAL
REPURCHASE AGREEMENT 2.44%                          AMOUNT             VALUE

Joint  Tri-Party  Repurchase   Agreement,
  Donaldson,  Lufkin &  Jenrette,  6.57%,
  06/30/00,   due  07/03/00,   repurchase
  price $631,837,  collateralized by U.S.
  Treasury  securities  held  in a  joint
  tri-party   repurchase   account  (cost
  $631,491)                                       $ 631,491          $ 631,491

---------------------------------------
TOTAL INVESTMENTS 99.02%                                            25,583,537
  (cost $32,852,019)
Other assets and liabilities, net 0.98%                                252,017
                                                                   -----------

NET ASSETS 100%                                                    $25,835,554
                                                                   -----------

See notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                   June 30, 2000
--------------------------------------------------------------------

LEGEND

(*)  Non-income producing security              GDR  Global Depository Receipt
(+)  Affiliated company (see following)         RS   Restricted Security
ADR  American Depository Receipt                       (see following)
GO   General Obligation Bond                    ZCB  Zero Coupon Bond

GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at 06/30/00.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS (SEE ALSO NOTE 1 TO FINANCIAL
STATEMENTS.)

The terms of the repurchase agreements and the securities held as collateral in the tri-party joint repurchase agreements at June 30, 2000 were:

Donaldson,  Lufkin  &  Jenrette  repurchase  agreement,   06/30/00,  6.57%,  due
07/03/00:
  Total principal amount: $49,446,042; Total repurchase price: $49,473,114

    $22,491,000 U.S. Treasury Bond, 0.00%, 02/15/27
    $18,700,000 U.S. Treasury Bond, 7.25%, 08/15/22
    $18,492,000 U.S. Treasury Bond, 0.00%, 08/15/17
    $16,748,000 U.S. Treasury Bond, 0.00%, 11/15/14
    $7,540,000 U.S. Treasury Note, 7.50%, 11/15/01
    $6,086,000 U.S. Treasury Bond, 0.00%, 11/15/23
    $3,741,000 U.S. Treasury Bond, 0.00%, 02/15/26
    $2,507,000 U.S. Treasury Bond, 0.00%, 08/15/15
      (total collateral market value of $49,858,037)

Paine Webber repurchase agreement, 06/30/00, 6.55%, due 07/03/00:
  Total principal amount: $23,000,000; Total repurchase price: $23,012,554

    $18,300,000 U.S. Treasury Note, 5.625%, 05/15/08
    $5,705,000 U.S. Treasury Note, 4.875%, 03/31/01
      (total collateral market value of $23,266,408)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the tri-party joint repurchase agreements. Each owns an undivided interest in the accounts.

--------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                   June 30, 2000
--------------------------------------------------------------------

AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "(+)"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2000.

                                         SHARES OF AFFILIATED COMPANIES
                                    ----------------------------------------
                                    JUNE 30,                        JUNE 30,
CHINA REGION OPPORTUNITY FUND        1999    ADDITIONS  REDUCTIONS    2000
---------------------------------   -------  ---------  ----------  --------
Alpha Communications Corp.               --    303,600    (3,200)    306,800
Alpha Communications Corp. (RS)          --    750,000      --       750,000
Alpha Communications Corp.,
  Class A Warrants (RS)                  --    375,000      --       375,000
Alpha Communications Corp.,
  Class B Warrants (RS)                  --    375,000      --       375,000
Merendon International, Inc.             --    800,000      --       800,000

At June 30, 2000, the value of investments in affiliated companies was $1,379,604 representing 6.49% of net assets, and the total cost was $1,086,131. Net realized gains on transactions were $2,100 and there was no income earned for the period.


                                    SHARES OF AFFILIATED COMPANIES
                           -------------------------------------------------
                            JUNE 30,      ADDI-       REDUC-        JUNE 30,
WORLD GOLD FUND               1999        TIONS       TIONS           2000
                           ----------    -------   -----------     ---------
Adulis Mineral Corp. (a)         --      390,000         --          390,000
Adulis Mineral Corp.,
  Warrants (a)                   --      390,000         --          390,000
Adulis Mineral Corp.,
  Special Warrants
  (RS) (a)                       --      200,000         --          200,000
AMT International Mining
  Corp                      2,126,350       --       (150,000)     1,976,350
Ancash Resources              800,000       --       (800,000)        -- (b)
Augusta Resource Corp.        798,773    192,214         --          990,987
Dayton Mining Corp.        31,068,000     50,000  (29,618,000)(c)  1,500,000
Gold Corp. of Africa Ltd.
  (a)                         195,000       --       (195,000)          --
Moydow Mines Interna-
  tional, Inc.                300,000    291,500     (100,000)       491,500(b)
Moydow Mines Interna-
  tional, Inc.,
  Units (RS)                     --      200,000     (200,000)        -- (b)
Moydow Mines Interna-
  tional, Inc., Warrants         --      100,000         --          100,000(b)
Orezone Resources, Inc.       466,000    550,000         --        1,016,000
Orezone Resources, Inc.,
  Special Warrants            550,000       --       (550,000)          --
Ormonde Mining plc          3,607,143       --           --        3,607,143
Romarco Minerals, Inc.           --    1,600,000     (100,000)     1,500,000
Star Resources Corp.        1,976,400     10,000     (169,000)     1,817,400
Western Exploration &
  Development Ltd.,
  Special Warrants (RS)       600,000       --           --          600,000(b)

At June 30, 2000, the value of investments in affiliated companies was $4,246,234 representing 7.45% of net assets, and the total cost was $7,617,903. Net realized gains on transactions were $9,780 and there was no income earned for the period.

(a) During the year ended June 30, 2000, Gold Corp. of Africa Ltd. was acquired by Adulis Mineral Corp.

(b) At June 30, 2000, the company is no longer defined as an affiliate, although it was an affiliated company during the year.

(c) Reduction was result of reverse stock split.

--------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                   June 30, 2000
--------------------------------------------------------------------

RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

                                                       ACQUISITION  COST PER
SECURITY                                                   DATE      SHARE

CHINA REGION OPPORTUNITY FUND
------------------------------------------
COMMON STOCKS AND WARRANTS
    Alpha Communications Corp.                           03/06/00  $    0.18
    Alpha Communications Corp., Class A
      Warrants                                           03/06/00  $    0.12
    Alpha Communications Corp., Class B
      Warrants                                           03/06/00  $    0.06
    Dragon Pharmaceuticals, Inc.                         02/17/00  $    2.50
    Dragon Pharmaceuticals, Inc., Warrants               02/17/00  $    0.00
    SE Global Equities                                   04/07/00  $    0.13

At June 30, 2000, the total cost of restricted securities was $656,171 and the total value was $1,020,738, representing 4.70% of net assets.


GLOBAL RESOURCES FUND
------------------------------------------
COMMON STOCKS AND WARRANTS
Osmium Holdings S.A                             10/22/96-01/29/98  $  987.07
Zimasco Consolidated Enterprises Ltd.           06/15/95-09/30/99  $    2.50

At June 30, 2000, the total cost of restricted securities was $202,655, and the total value was $71,200, representing 0.53% of net assets.


WORLD GOLD FUND
------------------------------------------
COMMON STOCKS AND WARRANTS
    Chilean Gold Ltd.                                    01/17/97  $    1.10
    Osmium Holdings S.A.                        10/22/96-01/29/98  $1,280.75
    Zimasco Consolidated Enterprises Ltd.       06/15/95-09/30/99  $    2.50

SPECIAL WARRANTS AND UNITS
    Adulis Minerals Corp.                                04/06/00  $    0.06
    Corriente Resources, Inc.                            03/23/00  $    0.85
    First Point Mineral Corp.                            06/12/00  $    0.24
    Mustang Minerals Corp.                               05/16/00  $    0.50
    Pacific Rim Mining Corp.                             06/12/00  $    2.88
    Radius Exploration Ltd.                              05/09/00  $    0.54
    Western Exploration & Development Ltd.               08/14/97  $    0.50

At June 30, 2000, the total cost of restricted securities was $4,610,218, and the total value was $2,330,514, representing 4.09% of net assets.


GOLD SHARES FUND
------------------------------------------
SPECIAL WARRANTS AND UNITS
    Pacific Rim Mining Corp.                             06/12/00  $    2.88

At June 30, 2000, the total cost of restricted securities was $288,018, and the total value was $307,640, representing 1.19% of net assets.

-------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------

                                                 U.S. TREASURY  U.S. GOVERNMENT
                                                   SECURITIES     SECURITIES
                                                   CASH FUND     SAVINGS FUND
                                                  -----------    -----------
Investments, at identified cost                   $136,043,107   $745,602,151
                                                  =-==========   ============
ASSETS
Investments, at value:
    Securities                                    $79,737,541    $745,602,151
    Repurchase agreements                          56,305,566           --
Cash                                                     --          166,337
Receivables
    Dividends                                            --             --
    Interest                                          526,178      7,227,319
    Capital shares sold                             1,285,629      3,770,177
    From adviser                                         --           77,838
Other assets                                          231,800         94,256
                                                  -----------    -----------
TOTAL ASSETS                                      138,086,714    756,938,078
                                                  -----------   ------------

LIABILITIES
Payables:
    Investments purchased                                 --             --
    Capital shares redeemed                           789,402      1,686,931
    To adviser and affiliates                          40,557           --
    Dividends and distributions                          --             --
    Accounts payable and accrued
        expenses                                       85,173        111,422
                                                  -----------    -----------
TOTAL LIABILITIES                                     915,132      1,798,353
                                                  -----------    -----------

NET ASSETS                                        $137,171,582   $755,139,725
                                                  ============   ============


NET ASSETS CONSIST OF:
Paid-in capital                                   $137,113,877   $756,045,211
Undistributed net investment income
    (loss)                                              75,893        722,688
Accumulated net realized gain
    (loss) on investments and
    foreign currencies                                 (18,188)    (1,628,174)
Net unrealized appreciation
    (depreciation) of investments
    and other assets and
    liabilities denominated in
    foreign currencies                                    --             --
                                                   ------------  ------------
Net assets applicable to capital
    shares outstanding                             $137,171,582  $755,139,725
                                                   ============  ============
    Capital shares outstanding, and
    unlimited number of no par
    shares authorized                              137,163,505    755,195,019
                                                   ============  ============

NET ASSET VALUE, PER SHARE                         $      1.00   $       1.00
                                                   ============  ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                   June 30, 2000
--------------------------------------------------------------------------------

                                                                             EQUITY
                                         NEAR-TERM         TAX FREE          INCOME        ALL AMERICAN
                                       TAX FREE FUND         FUND             FUND          EQUITY FUND
                                        -----------      ------------      -----------      ------------
Investments, at identified cost         $ 5,144,262      $ 18,926,726      $ 7,291,019      $ 23,621,799
                                        ===========      ============      ===========      ============
ASSETS
Investments, at value:
    Securities                          $ 4,699,711      $ 16,743,062      $ 8,149,958      $ 41,612,977
    Repurchase agreements                   421,405         1,759,572          534,868         2,750,624
Cash                                          8,628              --             59,661              --
Receivables:
    Dividends                                  --                --              9,497            85,896
    Interest                                 83,435           262,995              100               502
    Capital shares sold                        --               1,907            4,225            38,695
    From adviser                             38,013            34,599             --              71,153
Other assets                                    493             1,011              490             2,237
                                        -----------      ------------      -----------      ------------
TOTAL ASSETS                              5,251,685        18,803,146        8,758,799        44,562,084
                                        -----------      ------------      -----------      ------------
LIABILITIES
Payables:
    Investments purchased                      --                --            287,175           401,579
    Capital shares redeemed                    --             378,450               11            42,641
    To adviser and affiliates                  --                --              8,186              --
    Dividends and distributions               2,516            14,601             --               7,081
    Accounts payable and accrued
        expenses                             27,654            30,073           32,356            72,703
                                        -----------      ------------      -----------      ------------
TOTAL LIABILITIES                            30,170           423,124          327,728           524,004
                                        -----------      ------------      -----------      ------------
NET ASSETS                              $ 5,221,515      $ 18,380,022      $ 8,431,071      $ 44,038,080
                                        ===========      ============      ===========      ============
NET ASSETS CONSIST OF:
Paid-in capital                         $ 5,515,656      $ 19,401,554      $ 7,189,752      $ 21,462,392
Undistributed net investment income
    (loss)                                    7,842            10,002             --              (1,554)
Accumulated net realized gain
    (loss) on investments and
    foreign currencies                     (278,837)         (607,442)        (152,488)        1,835,440
Net unrealized appreciation
    (depreciation) of investments
    and other assets and
    liabilities denominated in
    foreign currencies                      (23,146)         (424,092)       1,393,807        20,741,802
                                        -----------      ------------      -----------      ------------
Net assets applicable to capital
    shares outstanding                  $ 5,221,515      $ 18,380,022      $ 8,431,071      $ 44,038,080
                                        ===========      ============      ===========      ============
    Capital shares outstanding, and
    unlimited number of no par
    shares authorized                       506,243         1,615,367          680,918           974,682
                                        ===========      ============      ===========      ============
NET ASSET VALUE, PER SHARE              $     10.31      $      11.38      $     12.38      $      45.18
                                        ===========      ============      ===========      ============

-------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------
                                       REAL ESTATE        CHINA REGION
                                          FUND          OPPORTUNITY FUND
                                                     -----------    -----------
Investments, at identified cost                      $ 5,247,917    $17,523,055
                                                     ===========    ===========
ASSETS
Investments, at value:
    Securities                                       $ 5,334,469    $19,858,801
    Repurchase agreements                                217,357      1,425,007
Cash                                                        --             --
Receivables:
    Investments sold                                        --           53,439
    Dividends                                             48,749         44,572
    Interest                                                  40            260
    Capital shares sold                                      350          3,243
Other assets                                                 305          7,589
                                                     -----------    -----------
TOTAL ASSETS                                           5,601,270     21,392,911
                                                     -----------    -----------

LIABILITIES
Payables:
    Investments purchased                                   --             --
    Capital shares redeemed                                1,005         21,283
    To adviser and affiliates                              6,528         31,033
    Dividends and distributions                              573           --
    Accounts payable and accrued
        expenses                                          39,880         67,971
    Due to custodian                                        --             --
                                                     -----------    -----------
TOTAL LIABILITIES                                         47,986        120,287
                                                     -----------    -----------

NET ASSETS                                           $ 5,553,284    $21,272,624
                                                     ===========    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                      $ 7,332,165    $32,307,104
Undistributed net investment income
    (loss)                                                   169        (84,141)
Accumulated net realized loss on
    investments and
    foreign currencies                                (2,082,961)   (14,711,079)
Net unrealized appreciation
    (depreciation) of investments
    and other assets and liabilities
    denominated in
    foreign currencies                                   303,911      3,760,740
                                                     -----------    -----------
Net assets applicable to capital
    shares outstanding                               $ 5,553,284    $21,272,624
                                                     ===========    ===========
    Capital shares outstanding, and
    unlimited number of
    no par shares authorized                             626,722      3,482,037
                                                     ===========    ===========

NET ASSET VALUE, PER SHARE                           $      8.86    $      6.11
                                                     ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                   June 30, 2000
--------------------------------------------------------------------------------

                                       GLOBAL RESOURCES     WORLD GOLD         GOLD SHARES
                                             FUND              FUND                FUND
                                         ------------      -------------      -------------
Investments, at identified cost          $ 13,251,442      $  84,571,950      $  32,852,019
                                         ============      =============      =============
ASSETS
Investments, at value:
    Securities                           $ 13,138,613      $  56,767,586      $  24,952,046
    Repurchase agreements                     746,147               --              631,491
Cash                                             --                 --                 --
Receivables:
    Investments sold                          576,724          1,788,344            706,699
    Dividends                                  12,701            133,678               --
    Interest                                      136               --                  115
    Capital shares sold                         1,057              1,834             92,429
Other assets                                      773              8,721             10,001
                                         ------------      -------------      -------------
TOTAL ASSETS                               14,476,151         58,700,163         26,392,781
                                         ------------      -------------      -------------
LIABILITIES
Payables:
    Investments purchased                     830,654            959,057            365,222
    Capital shares redeemed                    27,454             83,090              4,629
    To adviser and affiliates                  24,631             81,982             71,695
    Dividends and distributions                  --                 --                 --
    Accounts payable and accrued
        expenses                               63,255            107,195            115,681
    Due to custodian                             --              449,814               --
                                         ------------      -------------      -------------
TOTAL LIABILITIES                             945,994          1,681,138            557,227
                                         ------------      -------------      -------------
NET ASSETS                               $ 13,530,157      $  57,019,025      $  15,835,554
                                         ============      =============      =============
NET ASSETS CONSIST OF:
Paid-in capital                          $ 22,894,060      $ 125,682,860      $ 227,044,101
Undistributed net investment income
    (loss)                                    (23,872)          (731,100)          (184,300)
Accumulated net realized loss on
    investments and
    foreign currencies                     (9,973,349)       (39,961,935)      (193,757,455)
Net unrealized appreciation
    (depreciation) of investments
    and other assets and liabilities
    denominated in
    foreign currencies                        633,318        (27,970,800)        (7,266,792)
                                         ------------      -------------      -------------
Net assets applicable to capital
    shares outstanding                   $ 13,530,157      $  57,019,025      $  25,835,554
                                         ============      =============      =============
    Capital shares outstanding, and
    unlimited number of
    no par shares authorized                3,488,346          8,874,410          8,852,708
                                         ============      =============      =============
NET ASSET VALUE, PER SHARE               $       3.88      $        6.43      $        2.92
                                         ============      =============      =============


-------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------
                                                U.S. TREASURY   U.S. GOVERNMENT
                                                 SECURITIES        SECURITIES
                                                 CASH FUND        SAVINGS FUND
                                                 ----------       ------------
NET INVESTMENT INCOME

INCOME:
    Dividends                                    $     --         $       --
    Foreign taxes withheld on
    dividends                                          --                 --
                                                 ----------       ------------
        Net dividends                                  --                 --
    Interest and other                            7,707,613         44,349,902
    Securities lending income                          --                 --
                                                 ----------       ------------
        TOTAL INCOME                              7,707,613         44,349,902

EXPENSES:
    Management fee                                  717,664          3,255,565
    Transfer agent fees and
        expenses                                    335,837            756,421
    Accounting service fees and
        expenses                                     40,001             96,196
    Legal and professional fees                      39,714             87,502
    Custodian fees                                  126,644            114,375
    Shareholder reporting                            96,734            201,410
    Registration fees                                50,333             57,511
    Trustee fees and expenses                        16,005             16,005
    Interest expense                                 13,518              9,368
    Miscellaneous                                    53,372             70,642
                                                 ----------       ------------
        Total expenses before
            reductions                            1,489,822          4,664,995
    Short-term trading fee                             --                 --
    Expenses offset                                    --              (24,233)
    Expenses reimbursed                                --           (1,535,253)
                                                 ----------       ------------
        NET EXPENSES                              1,489,822          3,105,509
                                                 ----------       ------------
NET INVESTMENT INCOME (LOSS)                      6,217,791         41,244,393
                                                 ----------       ------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                                     --                1,218
        Foreign currency
            transactions                               --                 --
                                                 ----------       ------------
        NET REALIZED GAIN (LOSS)                       --                1,218
                                                 ----------       ------------
    Net change in unrealized
      appreciation (depreciation)
      of:
        Investments                                    --                 --
        Other assets and
          liabilities denominated
          in foreign currencies                        --                 --
                                                 ----------       ------------
        NET UNREALIZED DEPRECIATION                    --                 --
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                                  --                1,218
                                                 ----------       ------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                 $6,217,791       $ 41,245,611
                                                 ==========       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                For the Year Ended June 30, 2000
--------------------------------------------------------------------------------

                                                                          EQUITY
                                        NEAR-TERM       TAX FREE          INCOME       ALL AMERICAN
                                      TAX FREE FUND       FUND             FUND        EQUITY FUND
                                        ---------      -----------      ---------      -----------
NET INVESTMENT INCOME

INCOME:
    Dividends                           $    --        $      --        $ 164,726      $   457,899
    Foreign taxes withheld on
    dividends                                --               --           (1,174)          (1,086)
                                        ---------      -----------      ---------      -----------
        Net dividends                        --               --          163,552          456,813
    Interest and other                    318,283        1,105,214         12,839          162,242
    Securities lending income                  16             --               20              246
                                        ---------      -----------      ---------      -----------
        TOTAL INCOME                      318,299        1,105,214        176,411          619,301

EXPENSES:
    Management fee                         33,179          150,818         68,418          365,385
    Transfer agent fees and
        expenses                            8,358           26,117         32,885          143,257
    Accounting service fees and
        expenses                           40,000           40,000         40,000           40,000
    Legal and professional fees            28,489           28,842         39,876           72,689
    Custodian fees                         13,152           15,524         16,358           25,124
    Shareholder reporting                   2,857            6,883          9,622           46,467
    Registration fees                      13,627           17,306         18,208           23,670
    Trustee fees and expenses              16,005           16,005         16,005           16,005
    Interest expense                           29               96             26              267
    Miscellaneous                           6,432            6,856          6,680           10,521
                                        ---------      -----------      ---------      -----------
        Total expenses before
            reductions                    162,128          308,447        248,078          743,385
    Short-term trading fee                   --               --              (26)            (267)
    Expenses offset                          (124)             (64)           (10)            --
    Expenses reimbursed                  (115,826)        (167,952)          --           (260,383)
                                        ---------      -----------      ---------      -----------
        NET EXPENSES                       46,178          140,431        248,042          482,735
                                        ---------      -----------      ---------      -----------
NET INVESTMENT INCOME (LOSS)              272,121          964,783        (71,631)         136,566
                                        ---------      -----------      ---------      -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                        (78,326)        (607,442)       (32,217)       2,060,336
        Foreign currency
            transactions                     --               --              638           (1,026)
                                        ---------      -----------      ---------      -----------
        NET REALIZED GAIN (LOSS)          (78,326)        (607,442)       (31,579)       2,059,310
                                        ---------      -----------      ---------      -----------
    Net change in unrealized
    appreciation (depreciation) of:
        Investments                       (23,961)        (170,573)       (13,672)      (1,013,206)
        Other assets and
          liabilities denominated
          in foreign currencies              --               --             --               --
                                        ---------      -----------      ---------      -----------
        NET UNREALIZED DEPRECIATION       (23,961)        (170,573)       (13,672)      (1,013,206)
                                        ---------      -----------      ---------      -----------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                    (102,287)        (778,015)       (45,251)       1,046,104
                                        ---------      -----------      ---------      -----------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS        $ 169,834      $   186,768      $(116,882)     $ 1,182,670
                                        =========      ===========      =========      ===========

--------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------

                                       REAL ESTATE        CHINA REGION
                                          FUND          OPPORTUNITY FUND
                                                     -----------    -----------
NET INVESTMENT INCOME

INCOME:
    Dividends                                        $   258,580    $   527,185
    Foreign taxes withheld on
        dividends                                         (5,308)        (1,173)
                                                     -----------    -----------
        Net dividends                                    253,272        526,012
    Interest and other                                    28,101         77,047
    Securities lending income                                 18            578
                                                     -----------    -----------
        TOTAL INCOME                                     281,391        603,637

EXPENSES:
    Management fee                                        42,280        280,540
    Transfer agent fees and expenses                      34,315        134,984
    Accounting service fees and
        expenses                                          40,000         40,000
    Legal and professional fees                           43,643         65,197
    Custodian fees                                        24,956         87,913
    Shareholder reporting                                 10,045         34,773
    Registration fees                                     17,817         18,761
    Trustee fees and expenses                             16,005         16,005
    Interest expense                                          69            280
    Miscellaneous                                          8,810         16,325
                                                     -----------    -----------
        Total expenses before

            reductions                                   237,940        694,778
    Short-term trading fee                                   (69)          (280)
    Expenses offset                                         (431)          (520)
    Expenses reimbursed                                     --             --
                                                     -----------    -----------
        NET EXPENSES                                     237,440        693,978

                                                     -----------    -----------
NET INVESTMENT INCOME (LOSS)                              43,951        (90,341)
                                                     -----------    -----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized loss from:
        Securities                                    (1,480,759)    (3,752,790)
        Foreign currency
          transactions                                    (4,951)          (235)
                                                     -----------    -----------
        NET REALIZED LOSS                             (1,485,710)    (3,753,025)
                                                     -----------    -----------
    Net change in unrealized
      appreciation (depreciation) of:
        Investments                                    1,031,525      5,299,925
        Other assets and liabilities
          denominated in foreign
          currencies                                           5             49
                                                     -----------    -----------
        NET UNREALIZED APPRECIATION
        (DEPRECIATION)                                 1,031,530      5,299,974
                                                     -----------    -----------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                                   (454,180)     1,546,949
                                                     -----------    -----------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                     $  (410,229)   $ 1,456,608
                                                     ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                For the Year Ended June 30, 2000
--------------------------------------------------------------------------------

                                           GLOBAL
                                          RESOURCES       WORLD GOLD       GOLD SHARES
                                            FUND             FUND             FUND
                                          ---------      ------------      -----------
NET INVESTMENT INCOME

INCOME:
    Dividends                             $ 279,508      $    805,646      $   502,652
    Foreign taxes withheld on
        dividends                            (1,285)          (27,419)         (11,984)
                                          ---------      ------------      -----------
        Net dividends                       278,223           778,227          490,668
    Interest and other                       13,773            49,183           51,574
    Securities lending income                    67               234            1,203
                                          ---------      ------------      -----------
        TOTAL INCOME                        292,063           827,644          543,445

EXPENSES:
    Management fee                          151,956           759,464          232,187
    Transfer agent fees and expenses        153,920           496,903          813,411
    Accounting service fees and
        expenses                             39,974            59,202           55,000
    Legal and professional fees             106,080           177,280          163,296
    Custodian fees                           21,635           134,101          118,340
    Shareholder reporting                    38,662           137,103          252,937
    Registration fees                        31,360            30,495           22,924
    Trustee fees and expenses                16,005            16,005           16,005
    Interest expense                            114             5,557            2,947
    Miscellaneous                            16,202            83,853          100,400
                                          ---------      ------------      -----------
        Total expenses before
            reductions                      575,908         1,899,963        1,777,447
    Short-term trading fee                     (114)           (5,557)          (2,947)
    Expenses offset                            --                --               --
    Expenses reimbursed                        --                --               --
                                          ---------      ------------      -----------
        NET EXPENSES                        575,794         1,894,406        1,774,500
                                          ---------      ------------      -----------
NET INVESTMENT INCOME (LOSS)               (283,731)       (1,066,762)      (1,231,055)
                                          ---------      ------------      -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized loss from:
        Securities                         (296,565)         (182,386)        (737,339)
        Foreign currency transactions        (1,367)         (138,347)         (35,373)
                                          ---------      ------------      -----------
        NET REALIZED LOSS                  (297,932)         (320,733)        (772,712)
                                          ---------      ------------      -----------
    Net change in unrealized
    appreciation (depreciation) of:
        Investments                         (46,448)      (10,891,711)      (2,958,146)
        Other assets and liabilities
          denominated in foreign
          currencies                           --            (165,928)         (11,054)
                                          ---------      ------------      -----------
        NET UNREALIZED APPRECIATION
        (DEPRECIATION)                      (46,448)      (11,057,639)      (2,969,200)
                                          ---------      ------------      -----------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                      (344,380)      (11,378,372)      (3,741,912)
                                          ---------      ------------      -----------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS          $(628,111)     $(12,445,134)     $(4,972,967)
                                          =========      ============      ===========


--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  U.S. TREASURY SECURITIES
                                                          CASH FUND
                                              ----------------------------------
                                                   YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 2000   JUNE 30, 1999
                                                  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM INVESTMENT OPERATIONS:
    Net investment income                         $ 6,217,791   $    6,781,837
    Net realized gain (loss)                             --            (10,657)
    Net unrealized depreciation                          --            --
                                                  ------------  --------------
      NET INCREASE IN NET ASSETS
      FROM INVESTMENT OPERATIONS                    6,217,791        6,771,180

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                     (6,236,071)      (6,734,351)
    In excess of net investment income                   --               --
    From net capital gains                               --             (2,912)
    In excess of net capital gains                       --            (18,188)
                                                  ------------  --------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS          (6,236,071)      (6,755,451)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                      562,395,666   2,639,284,234
    Distributions reinvested                         6,557,469       6,038,434
                                                  ------------  --------------
                                                   568,953,135   2,645,322,668
    Cost of shares redeemed                       (587,530,692) (2,638,992,364)
                                                  ------------  --------------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS             (18,577,557)       6,330,304

                                                  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS             (18,595,837)       6,346,033
                                                  ------------  --------------

NET ASSETS
Beginning of year                                 155,767,419      149,421,386
                                                  ------------  --------------
END OF YEAR                                       $137,171,582    $155,767,419
                                                  ------------  --------------

Undistributed net investment income, end of
    year                                          $    75,893      $    94,173
                                                  ============  ==============

CAPITAL SHARE ACTIVITY
    Shares sold                                   562,395,666    2,639,281,454
    Shares reinvested                               6,557,468        6,035,413
    Shares redeemed                               (587,530,702) (2,638,992,374)
                                                  ------------  --------------

      NET SHARE ACTIVITY                          (18,577,568)       6,324,493
                                                  ============  ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                U.S. GOVERNMENT SECURITIES
                                                       SAVINGS FUND               NEAR-TERM TAX FREE FUND
                                              ------------------------------    --------------------------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED
                                              JUNE 30, 2000    JUNE 30, 1999    JUNE 30, 2000  JUNE 30, 1999
                                              -------------    -------------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income                     $  41,244,393    $  38,287,207    $   272,121    $   297,831
    Net realized gain (loss)                          1,218           21,754        (78,326)         9,766
    Net unrealized depreciation                        --               --          (23,961)      (129,794)
                                              -------------    -------------    -----------    -----------
      NET INCREASE IN NET ASSETS
      FROM INVESTMENT OPERATIONS                 41,245,611       38,308,961        169,834        177,803

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                  (41,204,238)     (38,310,800)      (271,119)      (296,765)
    In excess of net investment income                 --               --             --             --
    From net capital gains                             --               --             --             --
    In excess of net capital gains                     --               --             --             --
                                              -------------    -------------    -----------    -----------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS       (41,204,238)     (38,310,800)      (271,119)      (296,765)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                   718,494,685      819,242,776      1,444,522      1,655,595
    Distributions reinvested                     43,677,475       34,977,709        260,806        244,701
                                              -------------    -------------    -----------    -----------
                                                762,172,160      854,220,485      1,705,328      1,900,296
    Cost of shares redeemed                    (797,221,569)    (825,588,463)    (3,793,495)    (2,431,826)
                                              -------------    -------------    -----------    -----------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS           (35,049,409)      28,632,022     (2,088,167)      (531,530)
                                              -------------    -------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS           (35,008,036)      28,630,183     (2,189,452)      (650,492)
                                              -------------    -------------    -----------    -----------
NET ASSETS
Beginning of year                               790,147,761      761,517,578      7,410,967      8,061,459
                                              -------------    -------------    -----------    -----------
END OF YEAR                                   $ 755,139,725    $ 790,147,761    $ 5,221,515    $ 7,410,967
                                              -------------    -------------    -----------    -----------
Undistributed net investment income,
    end of year                               $     722,688    $     682,533    $     7,842    $     6,840
                                              =============    =============    ===========    ===========
CAPITAL SHARE ACTIVITY
    Shares sold                                 718,494,682      819,245,215        139,038        154,848
    Shares reinvested                            43,677,475       34,977,710         25,194         22,872
    Shares redeemed                            (797,221,587)    (825,594,140)      (366,136)      (226,989)
                                              -------------    -------------    -----------    -----------
      NET SHARE ACTIVITY                        (35,049,430)      28,628,785       (201,904)       (49,269)
                                              =============    =============    ===========    ===========

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           TAX FREE FUND
                                                    ---------------------------
                                                     YEAR ENDED     YEAR ENDED
                                                    JUNE 30, 2000  JUNE 30, 1999
                                                     -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                     $   964,783    $ 1,045,989
    Net realized gain (loss)                            (607,442)       180,137
    Net unrealized appreciation
        (depreciation)                                  (170,573)    (1,008,256)
                                                     -----------    -----------
      NET INCREASE (DECREASE)
      IN NET ASSETS
      FROM INVESTMENT OPERATIONS                         186,768        217,870

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                          (961,347)    (1,043,518)
    In excess of net investment
      income                                                --             --
    From net capital gains                               (65,469)       (47,637)
    In excess of net capital
      gains                                                 --             --
                                                     -----------    -----------
      TOTAL DISTRIBUTIONS TO
      SHAREHOLDERS                                    (1,026,816)    (1,091,155)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                          4,930,670     12,183,581
    Distributions reinvested                             832,415        767,994
    Paid-in capital portion
        of short-term trading fee                           --             --
                                                     -----------    -----------
                                                       5,763,085     12,951,575
    Cost of shares redeemed                          (10,584,796)    (9,436,152)
                                                     -----------    -----------
      NET INCREASE (DECREASE)
      IN NET ASSETS
      FROM CAPITAL SHARE
      TRANSACTIONS                                    (4,821,711)     3,515,423
                                                     -----------    -----------
NET INCREASE (DECREASE)
IN NET ASSETS                                         (5,661,759)     2,642,138
                                                     -----------    -----------

NET ASSETS
Beginning of year                                     24,041,781     21,399,643

                                                     -----------    -----------
END OF YEAR                                          $18,380,022    $24,041,781
                                                     -----------    -----------

Undistributed net investment
  income (loss), end of year                         $    10,002    $     6,566
                                                     ===========    ===========

CAPITAL SHARE ACTIVITY
    Shares sold                                          434,670        988,731
    Shares reinvested                                     73,231         64,403
    Shares redeemed                                     (930,476)      (768,823)
                                                     -----------    -----------
      NET SHARE ACTIVITY                                (422,575)       284,311
                                                     ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     EQUITY INCOME FUND               ALL AMERICAN EQUITY FUND
                                                ------------------------------     ------------------------------
                                                YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               JUNE 30, 2000     JUNE 30, 1999     JUNE 30, 2000     JUNE 30, 1999
                                                -----------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                $   (71,631)     $    119,666      $    136,566      $    290,242
    Net realized gain (loss)                        (31,579)        1,488,145         2,059,310         1,005,069
    Net unrealized appreciation
        (depreciation)                              (13,672)         (978,966)       (1,013,206)        7,258,310
                                                -----------      ------------      ------------      ------------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM INVESTMENT OPERATIONS                   (116,882)          628,845         1,182,670         8,553,621

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                         --            (117,430)         (122,535)         (274,031)
    In excess of net investment income                 --              (5,289)          (14,466)          (14,031)
    From net capital gains                       (1,150,941)       (1,026,461)         (793,897)       (1,212,356)
    In excess of net capital gains                 (151,343)             --                --                --
                                                -----------      ------------      ------------      ------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS        (1,302,284)       (1,149,180)         (930,898)       (1,500,418)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                       760,108         2,157,731        13,552,160        32,540,631
    Distributions reinvested                      1,251,547         1,090,457           904,663         1,391,632
    Paid-in capital portion of short-term
        trading fee                                     102               615             3,808            10,142
                                                -----------      ------------      ------------      ------------
                                                  2,011,757         3,248,803        14,460,631        33,942,405
    Cost of shares redeemed                      (2,094,590)       (3,932,219)      (23,876,508)      (22,464,397)
                                                -----------      ------------      ------------      ------------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS               (82,833)         (683,416)       (9,415,877)       11,478,008
                                                -----------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS            (1,501,999)       (1,203,751)       (9,164,105)       18,531,211
                                                -----------      ------------      ------------      ------------
NET ASSETS
Beginning of year                                 9,933,070        11,136,821        53,202,185        34,670,974
                                                -----------      ------------      ------------      ------------
END OF YEAR                                     $ 8,431,071      $  9,933,070      $ 44,038,080      $ 53,202,185
                                                -----------      ------------      ------------      ------------
Undistributed net investment income (loss),
    end of year                                 $      --        $     (5,289)     $     (1,554)     $    (14,031)
                                                ===========      ============      ============      ============
CAPITAL SHARE ACTIVITY
    Shares sold                                      57,220           147,478           306,517           820,839
    Shares reinvested                                98,962            78,865            19,824            35,559
    Shares redeemed                                (156,060)         (272,413)         (539,711)         (561,919)
                                                -----------      ------------      ------------      ------------
      NET SHARE ACTIVITY                                122           (46,070)         (213,370)          294,479
                                                ===========      ============      ============      ============

                                                                              91

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          REAL ESTATE FUND
                                                     --------------------------
                                                     YEAR ENDED     YEAR ENDED
                                                    JUNE 30, 2000  JUNE 30, 1999
                                                     -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                     $    43,951    $   122,234
    Net realized loss                                 (1,485,710)      (600,208)
    Net unrealized appreciation (depreciation)         1,031,530       (528,000)
                                                     -----------    -----------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM INVESTMENT OPERATIONS                        (410,229)    (1,005,974)

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                           (25,583)      (111,679)
    In excess of net investment income                      --          (15,242)
    From net capital gains                                  --       (1,474,435)
    In excess of net capital gains                          --         (600,208)
                                                     -----------    -----------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (25,583)    (2,201,564)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                          1,873,578      2,473,754
    Distributions reinvested                             147,979      2,019,625
    Paid-in capital portion of short-term
        trading fee                                          435            377
                                                     -----------    -----------
                                                       2,021,992      4,493,756
    Cost of shares redeemed                           (3,102,966)    (5,584,443)
                                                     -----------    -----------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS                 (1,080,974)    (1,090,687)
                                                     -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS                 (1,516,786)    (4,298,225)
                                                     -----------    -----------
NET ASSETS
Beginning of year                                      7,070,070     11,368,295
                                                     -----------    -----------
END OF YEAR                                          $ 5,553,284    $ 7,070,070
                                                     -----------    -----------
Undistributed net investment income (loss),
    end of year                                      $       169    $   (13,248)
                                                     ===========    ===========

CAPITAL SHARE ACTIVITY
    Shares sold                                          221,364        237,613
    Shares reinvested                                     16,003        218,102
    Shares redeemed                                     (368,499)      (528,888)
                                                     -----------    -----------
      NET SHARE ACTIVITY                                (131,132)       (73,173)
                                                     ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           CHINA REGION
                                                         OPPORTUNITY FUND                  GLOBAL RESOURCES FUND
                                                   ------------------------------      ------------------------------
                                                    YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                   JUNE 30, 2000     JUNE 30, 1999     JUNE 30, 2000     JUNE 30, 1999
                                                   ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                   $    (90,341)     $   (189,176)     $   (283,731)     $   (291,122)
    Net realized loss                                (3,753,025)       (5,972,951)         (297,932)       (5,093,996)
    Net unrealized appreciation (depreciation)        5,299,974        12,406,604           (46,448)        4,445,370
                                                   ------------      ------------      ------------      ------------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM INVESTMENT OPERATIONS                      1,456,608         6,244,477          (628,111)         (939,748)

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                             --                --                --                --
    In excess of net investment income                     --            (121,787)             --                --
    From net capital gains                                 --                --                --                --
    In excess of net capital gains                         --                --                --            (944,679)
                                                   ------------      ------------      ------------      ------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  --            (121,787)             --            (944,679)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                        14,920,680        22,272,330         5,620,772         8,066,887
    Distributions reinvested                               --             117,943              --             883,249
    Paid-in capital portion of short-term
        trading fee                                     167,660           138,153             8,825            12,487
                                                   ------------      ------------      ------------      ------------
                                                     15,088,340        22,528,426         5,629,597         8,962,623
    Cost of shares redeemed                         (24,428,537)      (18,954,748)       (8,435,080)       (9,072,387)
                                                   ------------      ------------      ------------      ------------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS                (9,340,197)        3,573,678        (2,805,483)         (109,764)
                                                   ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS                (7,883,589)        9,696,368        (3,433,594)       (1,994,191)
                                                   ------------      ------------      ------------      ------------
NET ASSETS
Beginning of year                                    29,156,213        19,459,845        16,963,751        18,957,942
                                                   ------------      ------------      ------------      ------------
END OF YEAR                                        $ 21,272,624      $ 29,156,213      $ 13,530,157      $ 16,963,751
                                                   ------------      ------------      ------------      ------------
Undistributed net investment income (loss),
    end of year                                    $    (84,141)     $     62,826      $    (23,872)     $     (6,875)
                                                   ============      ============      ============      ============
CAPITAL SHARE ACTIVITY
    Shares sold                                       2,662,842         5,390,405         1,412,383         2,135,644
    Shares reinvested                                      --              30,715              --             257,507
    Shares redeemed                                  (4,405,371)       (4,950,301)       (2,151,343)       (2,406,976)
                                                   ------------      ------------      ------------      ------------
      NET SHARE ACTIVITY                             (1,742,529)          470,819          (738,960)          (13,825)
                                                   ============      ============      ============      ============

-------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                       WORLD GOLD FUND
                                             ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                             JUNE 30, 2000      JUNE 30, 1999
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income (loss)             $    (1,066,762)  $       298,687
    Net realized loss                               (320,733)      (26,240,091)
    Net unrealized appreciation
        (depreciation)                           (11,057,639)        6,443,572
                                             ---------------   ---------------
      NET DECREASE IN NET ASSETS
      FROM INVESTMENT OPERATIONS                 (12,445,134)      (19,497,832)

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                          --            (130,356)
    In excess of net investment income                  --              (8,874)
    From net capital gains                              --                --
    In excess of net capital gains                      --                --
                                             ---------------   ---------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS               --            (139,230)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                    191,290,603     1,350,820,121
    Distributions reinvested                            --             131,031
    Paid-in capital portion of short-term
        trading fee                                  440,302         3,235,444
                                             ---------------   ---------------
                                                 191,730,905     1,354,186,596
    Cost of shares redeemed                     (218,323,617)   (1,388,251,977)
                                             ---------------   ---------------
      NET DECREASE IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS            (26,592,712)      (34,065,381)
                                             ---------------   ---------------
NET DECREASE IN NET ASSETS                       (39,037,846)      (53,702,443)
                                             ---------------   ---------------
NET ASSETS
Beginning of year                                 96,056,871       149,759,314
                                             ---------------   ---------------
END OF YEAR                                  $    57,019,025   $    96,056,871
                                             ---------------   ---------------
Undistributed net investment income (loss),
    end of year                              $      (731,100)  $     3,484,235
                                             ===============   ===============
CAPITAL SHARE ACTIVITY
    Shares sold                                   24,283,445       147,284,153
    Shares reinvested                                   --              13,969
    Shares redeemed                              (27,738,964)     (150,152,337)
                                             ---------------   ---------------
      NET SHARE ACTIVITY                          (3,455,519)       (2,854,215)
                                             ===============   ===============

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                       GOLD SHARES FUND
                                                 -----------------------------
                                                  YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 2000   JUNE 30, 1999
                                                 -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                 $  (1,231,055)  $  (1,203,899)
    Net realized loss                                 (772,712)    (10,568,253)
    Net unrealized appreciation
        (depreciation)                              (2,969,200)     10,563,743
                                                 -------------   -------------
      NET DECREASE IN NET ASSETS
      FROM INVESTMENT OPERATIONS                    (4,972,967)     (1,208,409)

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                            --              --
    In excess of net investment income                    --              --
    From net capital gains                                --              --
    In excess of net capital gains                        --              --
                                                 -------------   -------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 --              --

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                       87,441,751     914,373,012
    Distributions reinvested                              --              --
    Paid-in capital portion of short-term
        trading fee                                    196,253       2,027,603
                                                 -------------   -------------
                                                    87,638,004     916,400,615
    Cost of shares redeemed                        (95,115,129)   (923,157,109)
                                                 -------------   -------------
      NET DECREASE IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS               (7,477,125)     (6,756,494)
                                                 -------------   -------------
NET DECREASE IN NET ASSETS                         (12,450,092)     (7,964,903)
                                                 -------------   -------------
NET ASSETS
Beginning of year                                   38,285,646      46,250,549
                                                 -------------   -------------
END OF YEAR                                      $  25,835,554   $  38,285,646
                                                 -------------   -------------
Undistributed net investment income (loss),
    end of year                                  $    (184,300)  $    (263,967)
                                                 =============   =============
CAPITAL SHARE ACTIVITY
    Shares sold                                     24,733,013     241,479,468
    Shares reinvested                                     --              --
    Shares redeemed                                (27,064,205)   (242,511,961)
                                                 -------------   -------------
      NET SHARE ACTIVITY                            (2,331,192)     (1,032,493)
                                                 =============   =============

----------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                        June 30, 2000
----------------------------------------------------------------------


NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of eleven separate funds (funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, Equity Income (formerly the Income Fund), All American Equity, Real Estate, China Region Opportunity, Global Resources, World Gold and Gold Shares. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. All funds are diversified with the exception of Global Resources, World Gold and Gold Shares.

 The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A. SECURITY VALUATIONS
 The funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

 B. FAIR VALUED SECURITIES
 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of the fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
 Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend

----------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                        June 30, 2000
----------------------------------------------------------------------


 income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the funds are informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on the same basis as used for federal tax reporting.

 The funds may purchase securities on a when-issued or delayed-delivery basis and segregate the liquid assets on their books to collateralize the obligation until trade settlement. Such investments are accounted for in the same manner as marketable portfolio securities.

 Each fund may temporarily loan securities up to 10% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. These fees are recorded as securities lending income. The loans are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the types of securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. In the event of default or bankruptcy by the borrower, retention of the collateral may be subject to legal proceedings.

 The market value of securities on loan and the related collateral at June 30, 2000 was:

          FUND                   MARKET VALUE (IN 000S)     COLLATERAL (IN 000S)
 -----------------------------   ----------------------     -------------------
 All American Equity Fund                 $304                      $315
 China Region Opportunity Fund             905                       926


 D. REPURCHASE AGREEMENTS
 The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS
 Some funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option

----------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                        June 30, 2000
----------------------------------------------------------------------


 premium. The use of options carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or that the counterparty may fail to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. There were no options written for any of the funds during the year ended June 30, 2000.

 Option transactions during the year ended June 30, 2000 were as follows:

                          ALL AMERICAN EQUITY FUND       GLOBAL RESOURCES FUND            WORLD GOLD FUND
                        ----------------------------   ---------------------------   ---------------------------
                         NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS
                         CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)
                         ---------   ---------------   ---------   ---------------   ---------   ---------------
 Options outstanding
   at June 30, 1999         (20)      $    (4,940)         --       $        --      14,476       $ 6,211,104
 Options purchased          475           559,005          85           100,355          --                --
 Options sold               (50)          (69,355)         --                --      (3,600)       (1,384,463)
 Options expired             20             4,940          --                --      (5,876)       (2,104,141)
                         ------       -----------      ------       -----------      ------       -----------
 Options outstanding
   at June 30, 2000         425       $   489,650          85       $   100,355       5,000       $ 2,722,500
                         ======       ===========      ======       ===========      ======       ===========

                             GOLD SHARES FUND
                        ---------------------------
                        NUMBER OF      PREMIUMS
                        CONTRACTS   PAID/(RECEIVED)
 Options outstanding

   at June 30, 1999       6,670       $ 2,851,485
 Options purchased           --                --
 Options sold            (1,600)         (604,588)
 Options expired         (3,370)       (1,278,047)
                         ------       -----------
 Options outstanding

   at June 30, 2000       1,700       $   968,850
                         ======       ===========

 F. FOREIGN CURRENCY TRANSACTIONS
 Some funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted to U.S. dollars at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other unrealized foreign currency gains or losses are reported separately.

 G. FEDERAL INCOME TAXES
 The funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

----------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                        June 30, 2000
----------------------------------------------------------------------


 H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

 The funds make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, including short-term gains or losses, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. All American Equity and Equity Income pay quarterly dividends. Real Estate pays semi-annual dividends. Dividends and distributions payable at period end are processed for reinvestment on the following business day.

 I. EXPENSES
 Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Short-term trading fees collected from temporary investors in the funds are applied as a reduction of expenses to the extent of such related costs; any excess is treated as paid-in capital. Expense offset arrangements have been made with the funds' custodian so the custodian fees may be paid indirectly by credits earned on the funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 J. USE OF ESTIMATES IN  FINANCIAL  STATEMENT  PREPARATION  The  preparation  of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through February 28, 2001, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the funds, is the controlling owner of the Adviser.

----------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                        June 30, 2000
----------------------------------------------------------------------

 For the services of the Adviser, each fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

                                         ANNUAL PERCENTAGE OF
             FUND                      AVERAGE DAILY NET ASSETS
 ------------------------------      ------------------------------
 Gold Shares, All American           .75% of the first $250,000,000
 Equity, Equity Income, Tax          and .50% of the excess
 Free and Real Estate

 U.S. Treasury Securities Cash       .50% of the first $250,000,000
 and U.S. Government                 and .375% of the excess
 Securities Savings

 World Gold and Global               1.00% of the first $250,000,000
 Resources                           and .50% of the excess

 Near-Term Tax Free                  .50%

 China Region Opportunity            1.25%

 The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the year ended June 30, 2000, were voluntarily limited as follows: All American Equity at 1.00%, Tax Free and Near-Term Tax Free at .70% and U.S. Government Securities Savings at .40%.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the funds. Each fund pays an annual fee based on its number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the funds. Effective November 1, 1997, the funds engaged Brown Brothers Harriman & Co. as the custodian, fund accounting and administration service agent with a fee structure based on average net assets of the funds. Additionally, the Adviser was reimbursed at cost for in-house legal and internal administration services pertaining to each fund during the year ended June 30, 2000, in the amounts of $232,787 and $28,867, respectively.

 During the year ended June 30, 2000, A & B Mailers, Inc., a wholly- owned subsidiary of the Adviser, was paid $601,038 for mailing services provided to the funds.

 The five independent Trustees receive compensation for serving on the Board. The Chairman and members of special committees receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the funds for serving on the Board.

----------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                        June 30, 2000
----------------------------------------------------------------------


NOTE 3: INVESTMENT ACTIVITY

 Purchases and sales of long-term securities for the year ended June 30, 2000, are summarized as follows:

           FUND                               PURCHASES       SALES
 -------------------------                   -----------   -----------
 Near-Term Tax Free                          $ 1,513,973   $ 3,805,374
 Tax Free                                      3,044,709     8,991,343
 Equity Income                                 1,259,537     2,712,482
 All American Equity                           9,589,145    19,448,719
 Real Estate                                   5,681,875     6,494,638
 China Region Opportunity                      8,456,975    12,803,700
 Global Resources                              8,061,799    11,667,591
 World Gold                                   65,458,257    76,564,553
 Gold Shares                                  23,057,230    24,305,649

 U.S. Treasury Securities Cash and U.S. Government Securities Savings held only short-term investments. The funds neither purchased nor sold long-term U.S. government securities during the year.

 Investments in foreign issuers as a percent of total investments at June 30, 2000 were: 13.36% of Real Estate, 87.05% of China Region Opportunity, 17.46% of Global Resources, 70.97% of World Gold and 74.50% of Gold Shares.

 The following table presents the income tax basis of the securities owned at June 30, 2000, and the tax basis components of net unrealized appreciation or depreciation:

                                        GROSS          GROSS      NET UNREALIZED
                          AGGREGATE   UNREALIZED     UNREALIZED    APPRECIATION
         FUND             TAX COST   APPRECIATION   DEPRECIATION  (DEPRECIATION)
---------------------   ------------ ------------   ------------   ------------
 U.S. Treasury
   Securities Cash      $136,043,107  $      --    $       --     $       --
 U.S. Government
   Securities Savings    745,602,151         --            --             --
 Near-Term Tax Free        5,144,262       12,008       (35,154)       (23,146)
 Tax Free                 18,926,726      184,420      (608,512)      (424,092)
 Equity Income             7,291,019    1,996,380      (602,573)     1,393,807
 All American Equity      23,627,956   21,249,743      (514,098)    20,735,645
 Real Estate               5,267,521      380,348       (96,043)       284,305
 China Region
   Opportunity            17,859,573    6,774,695    (3,450,460)     3,324,235
 Global Resources         13,280,410    1,534,868      (930,518)       604,350
 World Gold               87,461,506    2,802,519   (33,496,440)   (30,693,921)
 Gold Shares              33,462,680      735,479    (8,614,623)    (7,879,144)

----------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                        June 30, 2000
----------------------------------------------------------------------

 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The loss carryforwards and related expiration dates for each fund, as of June 30, 2000, are as follows:

                                                     LOSS            EXPIRATION
                FUND                             CARRYFORWARDS          DATE
----------------------------------                ------------      -----------
U.S. Treasury Securities Cash                     $     18,188      2007 - 2008
U.S. Government Securities Savings                   1,628,174      2003 - 2005
Near-Term Tax Free                                     218,101      2002 - 2008
Tax Free                                               146,068             2008
Real Estate                                          1,377,652      2007 - 2008
China Region Opportunity                            11,259,949      2004 - 2008
Global Resources                                     9,581,651      2007 - 2008
World Gold                                          36,070,845      2001 - 2008
Gold Shares                                        192,169,309      2001 - 2008


                                 POST OCTOBER 31, 1999    POST OCTOBER 31, 1999
         FUND                       CAPITAL LOSSES        CURRENCY LOSS DEFERRAL
-------------------------        ---------------------    ---------------------
Near-Term Tax Free                    $   60,736                 $   --
Tax Free                                 461,374                     --
Equity Income                            152,488                     --
All American Equity                         --                     27,694
Real Estate                              703,745                     --
China Region Opportunity               3,393,441                     --
Global Resources                         364,234                   22,368
World Gold                             1,901,601                     --
Gold Shares                              977,686                  184,099

 The amounts above, in accordance with tax rules, are deemed to have occurred on July 1, 2000.

NOTE 4: RISKS OF CONCENTRATIONS

 China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

 The investment policies of Gold Shares and World Gold present unique risks to the respective portfolios' values. The prices of gold and other precious metals may

----------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                        June 30, 2000
----------------------------------------------------------------------


 be subject to fluctuations caused by international monetary and political developments including trade or currency restrictions, currency devaluation and revaluation, and social and political conditions within a country. Fluctuations in the prices of gold and other precious metals will affect the market values of the securities held by these funds.

NOTE 5: REVOLVING DEMAND NOTES

 On March 1, 2000, each of the U.S. Global Investors Funds, along with other funds under common management, entered into revolving demand notes with Brown Brothers Harriman & Co. as denoted below subject to the borrowing limits as set forth in the funds' registration statement. These notes are collateralized by any or all of the securities held by Brown Bothers Harriman & Co. as the funds' custodian. Borrowings under these notes are charged interest at the current overnight Federal Funds Rate plus 2%. Each U.S. Global Investors Fund has a maximum borrowing limit of the lesser of 5% of its net asset value or $10 million.

 From March 1, 1999 to February 29, 2000, the U.S. Global Investors Funds, along with other funds under common management, participated in an $85 million revolving credit facility (Facility) dated March 1, 1999. Commitment fees related to the Facility were paid by the participating funds. A one-time fee was paid March 1, 1999. Additionally, an annual fee of $75,000, and quarterly commitment fees totaling $127,500 were paid within each annual period. These expenses were shared by all funds under common management. The allocated fees for each fund in the Trust for the year ended June 30, 2000 was as follows:
 World Gold paid $36,000, Gold Shares paid $59,000 and all other funds in the Trust paid $1,000 each. Interest related to this Facility was charged at the current overnight Federal Funds Rate plus 2%.

 During the year ended June 30, 2000 there were no borrowings on either facility.

NOTE 6: SHARES OF BENEFICIAL INTEREST

 At June 30, 2000, individual shareholders holding more than 5% of outstanding shares comprised 6.11% of the Near-Term Tax Free Fund.

NOTE 7: REAL ESTATE FUND LIQUIDATION

 The Board of Trustees at its May 22, 2000 meeting determined that it would be in the best interests of shareholders of the Real Estate Fund to liquidate the fund, and they voted unanimously to recommend that shareholders approve the liquidation. The shareholders approved the liquidation of the fund at a shareholder meeting during August 2000.

----------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,
                                          2000       1999       1998       1997       1996
                                        --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF YEAR         $1.00      $1.00      $1.00      $1.00      $1.00
Investment Activities
  Net investment income                      .04        .04        .04        .04        .04
  Net realized and unrealized gain            --         --         --         --         --
                                        --------   --------   --------   --------   --------
  Total from investment activities           .04        .04        .04        .04        .04
                                        --------   --------   --------   --------   --------
Distributions
  From net investment income                (.04)      (.04)      (.04)      (.04)      (.04)
  From net realized gains                     --         --         --         --         --
                                        --------   --------   --------   --------   --------
  Total distributions                       (.04)      (.04)      (.04)      (.04)      (.04)

----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                    4.49%      3.92%      4.55%      4.35%      4.54%
Ratios to Average Net Assets:
  Net investment income                     4.33%      3.87%      4.37%      4.22%      4.42%
  Total expenses                            1.04%      1.01%       .96%      1.04%      1.03%

Net assets, end of year (in
  thousands)                            $137,172   $155,767   $149,421   $231,882   $188,844

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

See accompanying notes to financial statements.

----------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                            2000       1999       1998       1997       1996
NET ASSET VALUE, BEGINNING OF YEAR         $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                      .05        .05        .05        .05        .05
  Net realized and unrealized gain            --         --         --         --         --
                                        --------   --------   --------   --------   --------
  Total from investment activities           .05        .05        .05        .05        .05
                                        --------   --------   --------   --------   --------
Distributions
  From net investment income                (.05)      (.05)      (.05)      (.05)      (.05)
  From net realized gains                     --         --         --         --         --
                                        --------   --------   --------   --------   --------
  Total distributions                       (.05)      (.05)      (.05)      (.05)      (.05)

----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                    5.44%      4.90%      5.38%      5.27%      5.34%
Ratios to Average Net Assets (b):
  Net investment income                     5.26%      4.78%      5.25%      5.13%      5.28%
  Total expenses                             .60%       .61%       .67%       .70%       .71%
  Expenses reimbursed or offset             (.20)%     (.30)%     (.36)%     (.41)%     (.45)%
  Net expenses                               .40%       .31%       .31%       .29%       .26%

Net assets, end of year (in
  thousands)                            $755,140   $790,148   $761,518   $691,769   $588,409

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

----------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                            2000       1999       1998       1997       1996
NET ASSET VALUE, BEGINNING OF YEAR        $10.47     $10.64     $10.49     $10.38     $10.47
----------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                      .44        .42        .43        .48        .47
  Net realized and unrealized gain
    (loss)                                  (.17)      (.17)       .19        .12       (.09)
                                          ------     ------     ------     ------     ------
  Total from investment activities           .27        .25        .62        .60        .38
                                          ------     ------     ------     ------     ------
Distributions
  From net investment income                (.43)      (.42)      (.47)      (.49)      (.47)
  In excess of net investment income          --         --         --         --         --
  From net realized gains                     --         --         --         --         --
  In excess of net realized gains             --         --         --         --         --
                                          ------     ------     ------     ------     ------
  Total distributions                       (.43)      (.42)      (.47)      (.49)      (.47)

----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $10.31     $10.47     $10.64     $10.49     $10.38
----------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                    2.65%      2.35%      6.02%      5.85%      3.68%
Ratios to Average Net Assets (b):
  Net investment income                     4.10%      3.93%      4.12%      4.67%      4.41%
  Total expenses                            2.45%      2.25%      1.83%      1.92%      1.75%
  Expenses reimbursed or offset            (1.75)%    (1.55)%    (1.13)%    (1.52)%    (1.23)%
  Net expenses                               .70%       .70%       .70%       .40%       .52%
Portfolio turnover rate                       24%        38%        39%       103%        83%

Net assets, end of year (in
  thousands)                              $5,222     $7,411     $8,061     $7,360     $6,545

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

----------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                            2000       1999       1998       1997       1996
NET ASSET VALUE, BEGINNING OF YEAR        $11.80     $12.20     $11.89     $11.58     $11.55
----------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                      .56        .55        .57        .59        .59
  Net realized and unrealized gain
    (loss)                                  (.39)      (.37)       .33        .31        .01
                                         -------    -------    -------    -------    -------
  Total from investment activities           .17        .18        .90        .90        .60
                                         -------    -------    -------    -------    -------
Distributions
  From net investment income                (.55)      (.55)      (.59)      (.59)      (.57)
  In excess of net investment income          --         --         --         --         --
  From net realized gains                   (.04)      (.03)        --         --         --
  In excess of net realized gains             --         --         --         --         --
                                         -------    -------    -------    -------    -------
  Total distributions                       (.59)      (.58)      (.59)      (.59)      (.57)

----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $11.38     $11.80     $12.20     $11.89     $11.58
----------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                    1.57%      1.39%      7.71%      7.93%      5.25%
Ratios to Average Net Assets (b):
  Net investment income                     4.80%      4.54%      4.77%      5.00%      5.06%
  Total expenses                            1.53%      1.45%      1.45%      1.46%      1.44%
  Expenses reimbursed or offset             (.83)%     (.75)%     (.75)%    (1.06)%    (1.08)%
  Net expenses                               .70%       .70%       .70%       .40%       .36%
Portfolio turnover rate                       16%        42%        49%        87%        69%

Net assets, end of year (in
  thousands)                             $18,380    $24,042    $21,400    $18,327    $19,949

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

----------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

EQUITY INCOME FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                            2000       1999       1998       1997       1996
NET ASSET VALUE, BEGINNING OF YEAR        $14.59     $15.32     $14.49     $14.94     $13.35
----------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)              (.10)       .17        .23        .31        .35
  Net realized and unrealized gain
    (loss)                                  (.05)       .72       2.84       1.77       1.84
                                          ------     ------    -------     ------     ------
  Total from investment activities          (.15)       .89       3.07       2.08       2.19
                                          ------     ------    -------     ------     ------
Distributions
  From net investment income                  --       (.17)      (.28)      (.27)      (.35)
  In excess of net investment income          --         --         --         --         --
  From net realized gains                  (2.06)     (1.45)     (1.96)     (2.26)      (.25)
  In excess of net realized gains             --         --         --         --         --
                                          ------     ------    -------     ------     ------
  Total distributions                      (2.06)     (1.62)     (2.24)     (2.53)      (.60)

----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $12.38     $14.59     $15.32     $14.49     $14.94
----------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                   (1.32)%     6.50%     23.92%     15.58%     16.60%
Ratios to Average Net Assets (b):
  Net investment income (loss)              (.79)%     1.15%      1.54%      2.18%      2.45%
  Total expenses                            2.72%      2.56%      2.14%      2.20%      2.10%
  Expenses reimbursed or offset               --         --         --       (.01)%     (.02)%
  Net expenses                              2.72%      2.56%      2.14%      2.19%      2.08%
Portfolio turnover rate                       14%       101%        29%        88%        51%

Net assets, end of year (in
  thousands)                              $8,431     $9,933    $11,137     $9,615     $9,698

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

----------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                            2000       1999       1998       1997       1996
NET ASSET VALUE, BEGINNING OF YEAR        $44.78     $38.80     $31.34     $24.55     $20.08
----------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                      .33        .26        .38        .38        .41
  Net realized and unrealized gain           .90       7.10       8.06       7.64       4.44
                                         -------    -------    -------    -------    -------
  Total from investment activities          1.23       7.36       8.44       8.02       4.85
                                         -------    -------    -------    -------    -------
Distributions
  From net investment income                (.33)      (.25)      (.37)      (.43)      (.38)
  In excess of net investment income          --       (.01)      (.03)        --         --
  From net realized gains                   (.50)     (1.12)      (.58)      (.80)        --
  In excess of net realized gains             --         --         --         --         --
                                         -------    -------    -------    -------    -------
  Total distributions                       (.83)     (1.38)      (.98)     (1.23)      (.38)

----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $45.18     $44.78     $38.80     $31.34     $24.55
----------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                    2.72%     19.49%     27.31%     33.68%     24.31%
Ratios to Average Net Assets (b):
  Net investment income                      .28%       .66%      1.03%      1.51%      1.84%
  Total expenses                            1.53%      1.56%      1.61%      1.81%      1.90%
  Expenses reimbursed or offset             (.53)%     (.56)%     (.64)%    (1.14)%    (1.22)%
  Net expenses                              1.00%      1.00%       .97%       .67%       .68%
Portfolio turnover rate                       21%        25%        24%         7%        16%

Net assets, end of year (in
  thousands)                             $44,038    $53,202    $34,671    $25,478    $15,220

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

----------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

REAL ESTATE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                             2000(*)       1999    1998(**)       1997       1996
NET ASSET VALUE, BEGINNING OF YEAR             $9.33      $13.68      $14.22      $10.97      $9.80
---------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                          .07         .16         .27         .40        .42
  Net realized and unrealized gain
    (loss)                                      (.50)      (1.39)        .03        3.15       1.27
                                              ------      ------     -------     -------     ------
  Total from investment activities              (.43)      (1.23)        .30        3.55       1.69
                                              ------      ------     -------     -------     ------
Distributions
  From net investment income                    (.04)       (.15)       (.39)       (.30)      (.39)
  In excess of net investment income              --        (.02)         --          --         --
  From net realized gains                         --       (2.10)       (.45)         --         --
  In excess of net realized gains                 --        (.85)         --          --         --
  Tax return of capital                           --          --          --          --       (.13)
                                              ------      ------     -------     -------     ------
  Total distributions                           (.04)      (3.12)       (.84)       (.30)      (.52)

---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $8.86       $9.33      $13.68      $14.22     $10.97
---------------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                       (4.60)%     (8.44)%      1.39%      32.44%     17.34%
Ratios to Average Net Assets (b):
  Net investment income                         0.78%       1.40%       2.05%       3.19%      3.63%
  Total expenses                                4.25%       3.21%       2.01%       1.82%      2.27%
  Expenses reimbursed or offset                 (.01)%      (.01)%      (.04)%      (.02)%     (.01)%
  Net expenses                                  4.24%       3.20%       1.97%       1.80%      2.26%
Portfolio turnover rate                          111%         54%         95%        118%       108%

Net assets, end of year (in thousands)        $5,553      $7,070     $11,368     $13,897     $8,220

(*)  Effective June 16, 2000, the fund ceased using a sub-adviser.

(**) Effective May 1, 1998, the fund changed to a new sub-adviser, Goodman & Co.

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

----------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

CHINA REGION OPPORTUNITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                            2000       1999       1998       1997       1996
NET ASSET VALUE, BEGINNING OF YEAR         $5.58      $4.09      $8.60      $6.43      $6.67
----------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)              (.02)      (.03)       .03        .05        .08
  Net realized and unrealized gain
    (loss)                                   .55       1.55      (4.49)      2.15       (.22)
                                         -------    -------    -------    -------    -------
  Total from investment activities           .53       1.52      (4.46)      2.20       (.14)
                                         -------    -------    -------    -------    -------
Distributions
  From net investment income                  --         --       (.05)      (.03)      (.08)
  In excess of net investment income          --       (.03)        --         --       (.02)
  From net realized gains                     --         --         --         --         --
                                         -------    -------    -------    -------    -------
  Total distributions                         --       (.03)      (.05)      (.03)      (.10)

----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $6.11      $5.58      $4.09      $8.60      $6.43
----------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                    9.50%     37.50%    (52.06)%    34.38%     (2.07)%
Ratios to Average Net Assets (b):
  Net investment income (loss)              (.40)%    (1.18)%      .39%       .87%      1.24%
  Total expenses                            3.10%      4.41%      2.60%      2.54%      2.60%
  Expenses reimbursed or offset               --         --         --       (.32)%     (.45)%
  Net expenses                              3.10%      4.41%      2.60%      2.22%      2.15%
Portfolio turnover rate                       40%        13%        17%        24%        37%

Net assets, end of year (in
  thousands)                             $21,273    $29,156    $19,460    $42,099    $20,967

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

----------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                            2000       1999       1998       1997       1996
NET ASSET VALUE, BEGINNING OF YEAR         $4.01      $4.47      $7.33      $6.98      $5.76
----------------------------------------------------------------------------------------------

Investment Activities
  Net investment (loss)                     (.08)      (.07)      (.01)      (.05)      (.01)
  Net realized and unrealized gain
    (loss)                                  (.05)      (.15)     (1.95)      1.34       1.31
                                         -------    -------    -------    -------    -------
  Total from investment activities          (.13)      (.22)     (1.96)      1.29       1.30
                                         -------    -------    -------    -------    -------
Distributions
  From net investment income                  --         --         --       (.04)        --
  In excess of net investment income          --         --         --         --       (.01)
  From net realized gains                     --         --       (.04)      (.90)      (.07)
  In excess of net realized gains             --       (.24)      (.86)        --         --
                                         -------    -------    -------    -------    -------
  Total distributions                         --       (.24)      (.90)      (.94)      (.08)

----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $3.88      $4.01      $4.47      $7.33      $6.98
----------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                   (3.24)%    (4.12)%   (29.79)%    18.96%     22.80%
Ratios to Average Net Assets (b):
  Net investment income (loss)             (1.87)%    (1.83)%    (1.51)%     (.76)%     (.13)%
  Total expenses                            3.79%      4.34%      2.42%      2.34%      2.58%
  Expenses reimbursed or offset               --         --       (.04)%     (.04)%     (.01)%
  Net expenses                              3.79%      4.34%      2.38%      2.30%      2.57%
Portfolio turnover rate                       55%       153%       192%        52%       117%

Net assets, end of year (in
  thousands)                             $13,530    $16,964    $18,958    $29,983    $24,534

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

----------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

WORLD GOLD FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                            2000       1999       1998       1997       1996
NET ASSET VALUE, BEGINNING OF YEAR         $7.79      $9.86     $15.95     $21.12     $15.81
----------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)              (.01)       .02       (.05)      (.12)      (.08)
  Net realized and unrealized gain
    (loss)                                 (1.35)     (2.08)     (5.90)     (3.94)      5.39
                                         -------    -------   --------   --------   --------
  Total from investment activities         (1.36)     (2.06)     (5.95)     (4.06)      5.31
                                         -------    -------   --------   --------   --------
Distributions
  From net investment income                  --       (.01)        --      (1.11)        --
  In excess of net investment income          --         --       (.14)        --         --
  From net realized gains                     --         --         --         --         --
                                         -------    -------   --------   --------   --------
  Total distributions                         --       (.01)      (.14)     (1.11)        --

----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $6.43      $7.79      $9.86     $15.95     $21.12
----------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                  (17.46)%   (20.89)%   (37.41)%   (20.10)%    33.59%
Ratios to Average Net Assets (b):
  Net investment income (loss)             (1.41)%      .27%      (.72)%     (.60)%     (.40)%
  Total expenses                            2.50%      2.18%      1.74%      1.54%      1.53%
  Expenses reimbursed or offset               --       (.06)%       --       (.02)%     (.02)%
  Net expenses                              2.50%      2.12%      1.74%      1.52%      1.51%
Portfolio turnover rate                       93%       252%        43%        40%        26%

Net assets, end of year (in
  thousands)                             $57,019    $96,057   $149,759   $187,466   $248,781

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

----------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

GOLD SHARES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                            2000       1999    1998(*)    1997(*)   1996(*)
NET ASSET VALUE, BEGINNING OF YEAR         $3.42      $3.79      $9.40      $18.40      $21.40
------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)              (.15)      (.11)       .01         .40         .50
  Net realized and unrealized loss          (.35)      (.26)     (5.50)      (8.90)      (3.00)
                                         -------    -------    -------     -------    --------
  Total from investment activities          (.50)      (.37)     (5.49)      (8.50)      (2.50)
                                         -------    -------    -------     -------    --------
Distributions
  From net investment income                  --         --       (.11)       (.50)       (.50)
  In excess of net investment income          --         --       (.01)         --          --
  From net realized gains                     --         --         --          --          --
                                         -------    -------    -------     -------    --------
  Total distributions                         --         --       (.12)       (.50)       (.50)

------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $2.92      $3.42      $3.79       $9.40      $18.40
------------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                  (14.62)%    (9.76)%   (58.83)%    (46.49)%    (11.73)%
Ratios to Average Net Assets (b):
  Net investment income (loss)             (3.98)%    (2.88)%      .53%       2.68%       1.81%
  Total expenses                            5.74%      5.59%      2.67%       1.84%       1.58%
  Expenses reimbursed or offset               --       (.35)%     (.20)%      (.04)%      (.04)%
  Net expenses                              5.74%      5.24%      2.47%       1.80%       1.54%
Portfolio turnover rate                       82%       388%       220%         44%         24%

Net assets, end of year (in
  thousands)                             $25,836    $38,286    $46,251     $79,598    $153,839

(*) The values shown above for the periods have been adjusted to reflect the 1-for-10 reverse stock split, which was effective on July 1, 1998.

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

----------------------------------------------------------------------
  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
----------------------------------------------------------------------


To the Trustees and Shareholders
of U.S. Global Investors Funds

We have audited the statements of assets and liabilities, including the portfolios of investments, of U.S. Global Investors Funds (Trust) (comprising, respectively, U.S. Treasuries Securities Cash Fund, U.S. Government Securities Savings Fund, Near-Term Tax Free Fund, Tax Free Fund, Equity Income Fund, All American Equity Fund, Real Estate Fund, China Region Opportunity Fund, Global Resources Fund, World Gold Fund, Gold Shares Fund) as of June 30, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of U.S. Global Investors Funds as of June 30, 1999, were audited by other auditors whose report dated August 23, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting U.S. Global Investors Funds, as of June 30, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

/S/ Arthur Andersen LLP

Boston, MA
August 11, 2000

----------------------------------------------------------------------
  ADDITIONAL INFORMATION
----------------------------------------------------------------------

 Additional Federal Tax Information
     (Unaudited)

 The percentage of tax-exempt dividends paid by the Funds for the year ended June 30, 2000, was:

     Near-Term Tax Free             96.20%
     Tax Free                       98.29%

 The percentage of ordinary income dividends paid by the Funds during the year ended June 30, 2000, which qualify for the Dividends Received Deduction available to corporate shareholders was:

     All American Equity           100.00%
     Real Estate                    32.12%

 The Funds hereby designate the following approximate amounts as capital gain dividends for the purpose of the dividends paid deduction:

     Tax Free                   $   65,469
     Equity Income               1,278,871
     All American Equity           566,331

 In January 2001, the Funds will report on Form 1099 the tax status of all distributions made during the calendar year 2000. Shareholders should use the information on Form 1099 for their income tax returns.

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  NOTES

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